Vanguard® Tax-Managed Balanced Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (46.1%)
Basic Materials (0.7%)
	Linde plc	48,859	22,751
	Air Products and Chemicals Inc.	18,500	5,456
	Ecolab Inc.	21,275	5,394
	Freeport-McMoRan Inc.	141,389	5,353
*	SSR Mining Inc.	435,142	4,364
*	MP Materials Corp.	121,163	2,957
	Element Solutions Inc.	120,371	2,721
	Newmont Corp.	50,141	2,421
	Alcoa Corp.	70,034	2,136
	Reliance Inc.	6,900	1,992
	Fastenal Co.	21,246	1,648
	Nucor Corp.	11,200	1,348
	CF Industries Holdings Inc.	16,859	1,317
	Westlake Corp.	9,894	990
	Celanese Corp.	14,628	830
	Avery Dennison Corp.	4,600	819
	United States Steel Corp.	18,000	761
	Albemarle Corp.	10,400	749
	Royal Gold Inc.	3,900	638
	Steel Dynamics Inc.	4,100	513
	Mosaic Co.	18,068	488
	Eastman Chemical Co.	5,040	444
	Timken Co.	5,841	420
	LyondellBasell Industries NV Class A	5,638	397
	FMC Corp.	8,798	371
	Ashland Inc.	6,198	367
	Scotts Miracle-Gro Co.	4,442	244
	NewMarket Corp.	390	221
			68,110
Consumer Discretionary (6.8%)
*	Amazon.com Inc.	855,096	162,691
*	Tesla Inc.	238,886	61,910
	Costco Wholesale Corp.	47,508	44,932
*	Netflix Inc.	47,459	44,257
	Home Depot Inc.	103,869	38,067
	Walmart Inc.	423,199	37,153
	McDonald's Corp.	62,436	19,503
	Lowe's Cos. Inc.	75,512	17,612
	Booking Holdings Inc.	3,778	17,405
	TJX Cos. Inc.	106,628	12,987
*	Uber Technologies Inc.	178,112	12,977
	Walt Disney Co.	117,714	11,618
*	O'Reilly Automotive Inc.	8,103	11,608
	Starbucks Corp.	105,319	10,331
	General Motors Co.	180,235	8,476
*	Chipotle Mexican Grill Inc.	164,600	8,265
*	Copart Inc.	141,652	8,016
*	AutoZone Inc.	2,094	7,984
	Hilton Worldwide Holdings Inc.	30,445	6,928
	Marriott International Inc. Class A	27,645	6,585
	Yum! Brands Inc.	31,728	4,993
	eBay Inc.	70,733	4,791
	DR Horton Inc.	37,302	4,742
*	Live Nation Entertainment Inc.	35,096	4,583
	Lennar Corp. Class A	39,160	4,495
*	Lululemon Athletica Inc.	15,881	4,495
	Ross Stores Inc.	35,144	4,491
	NIKE Inc. Class B	68,645	4,358
	Target Corp.	41,325	4,313
*	NVR Inc.	569	4,122
	Delta Air Lines Inc.	89,337	3,895
	Tractor Supply Co.	62,570	3,448

		Shares	Market Value ($000)
	Electronic Arts Inc.	23,473	3,392
*	AutoNation Inc.	16,312	2,641
	PulteGroup Inc.	25,300	2,601
*	United Airlines Holdings Inc.	37,444	2,585
	Royal Caribbean Cruises Ltd.	11,931	2,451
*	Deckers Outdoor Corp.	21,738	2,431
	Toll Brothers Inc.	22,801	2,408
	Expedia Group Inc.	14,301	2,404
	Williams-Sonoma Inc.	14,178	2,242
	Somnigroup International Inc.	37,140	2,224
*	Ulta Beauty Inc.	5,996	2,198
*	Take-Two Interactive Software Inc.	9,669	2,004
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	1,960
	Domino's Pizza Inc.	4,261	1,958
	Dollar General Corp.	20,551	1,807
*	Spotify Technology SA	3,225	1,774
	Dick's Sporting Goods Inc.	8,512	1,716
	News Corp. Class A	62,267	1,695
*	Skechers USA Inc. Class A	28,459	1,616
	Service Corp. International	19,876	1,594
*	Carnival Corp.	80,800	1,578
*	MGM Resorts International	52,646	1,560
*	Grand Canyon Education Inc.	8,837	1,529
	Ford Motor Co.	150,000	1,504
*	Bright Horizons Family Solutions Inc.	11,722	1,489
	Southwest Airlines Co.	42,498	1,427
*	Carvana Co.	6,796	1,421
*	Trade Desk Inc. Class A	23,953	1,311
*	CarMax Inc.	16,457	1,282
	Rollins Inc.	23,436	1,266
*	Burlington Stores Inc.	5,298	1,263
	U-Haul Holding Co. (XNYS)	20,513	1,214
	Best Buy Co. Inc.	15,931	1,173
*	Floor & Decor Holdings Inc. Class A	13,773	1,108
	Estee Lauder Cos. Inc. Class A	16,597	1,095
	Paramount Global Class A	46,330	1,054
	LKQ Corp.	24,254	1,032
*	Petco Health & Wellness Co. Inc. Class A	315,216	961
*	Dollar Tree Inc.	12,588	945
	Gentex Corp.	39,660	924
*	Warner Bros Discovery Inc.	80,383	862
	Garmin Ltd.	3,700	803
	New York Times Co. Class A	15,400	764
	Thor Industries Inc.	9,533	723
*	Rivian Automotive Inc. Class A	57,580	717
*	Ollie's Bargain Outlet Holdings Inc.	6,100	710
	Ralph Lauren Corp.	3,073	678
	PVH Corp.	10,090	652
	Lear Corp.	6,875	606
	Lennar Corp. Class B	5,464	596
*	Valvoline Inc.	17,015	592
*	Madison Square Garden Sports Corp.	2,448	477
*	Capri Holdings Ltd.	23,605	466
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	453
	Aramark	12,100	418
	Hyatt Hotels Corp. Class A	3,344	410
	Pool Corp.	1,184	377
	Wendy's Co.	24,919	365
	Wynn Resorts Ltd.	3,700	309
*	Mattel Inc.	15,775	306
	Lithia Motors Inc. Class A	1,011	297
*	Lyft Inc. Class A	24,479	291
	BorgWarner Inc.	8,952	256
*	Liberty Media Corp.-Liberty Live Class A	3,224	217
*	DraftKings Inc. Class A	6,161	205
*	Aptiv plc	3,200	190
*	U-Haul Holding Co.	2,887	189
	Darden Restaurants Inc.	880	183
	Advance Auto Parts Inc.	4,451	174
*	Norwegian Cruise Line Holdings Ltd.	8,755	166

		Shares	Market Value ($000)
	Las Vegas Sands Corp.	4,160	161
*	Five Below Inc.	1,993	149
	Phinia Inc.	3,451	146
	Nexstar Media Group Inc. Class A	800	143
	RB Global Inc.	1,389	139
	Copa Holdings SA Class A	1,462	135
	Sirius XM Holdings Inc.	5,029	113
	Wyndham Hotels & Resorts Inc.	1,038	94
*	Etsy Inc.	1,500	71
*	Liberty Media Corp.-Liberty Live Class C	932	63
	Choice Hotels International Inc.	444	59
			685,593
Consumer Staples (2.0%)
	Procter & Gamble Co.	239,701	40,850
	Coca-Cola Co.	344,600	24,680
	PepsiCo Inc.	132,297	19,837
	McKesson Corp.	15,695	10,563
	Mondelez International Inc. Class A	148,238	10,058
	Philip Morris International Inc.	61,456	9,755
	Kroger Co.	143,587	9,719
*	Monster Beverage Corp.	130,246	7,622
*	Post Holdings Inc.	55,842	6,498
	Colgate-Palmolive Co.	59,644	5,589
	Corteva Inc.	75,255	4,736
	Cencora Inc.	15,012	4,175
	Keurig Dr Pepper Inc.	103,663	3,547
	Kenvue Inc.	146,803	3,520
	Church & Dwight Co. Inc.	30,778	3,388
	Constellation Brands Inc. Class A	17,884	3,282
	General Mills Inc.	48,390	2,893
	CVS Health Corp.	42,692	2,892
	Archer-Daniels-Midland Co.	51,496	2,472
	Hershey Co.	14,203	2,429
	Altria Group Inc.	37,080	2,226
	Sysco Corp.	28,922	2,170
	McCormick & Co. Inc. (Non-Voting)	24,760	2,038
*	US Foods Holding Corp.	30,138	1,973
	Tyson Foods Inc. Class A	27,013	1,724
	Clorox Co.	10,000	1,473
	Casey's General Stores Inc.	3,314	1,438
*	Pilgrim's Pride Corp.	19,755	1,077
	Walgreens Boots Alliance Inc.	93,105	1,040
	Brown-Forman Corp. Class B	28,038	952
	J M Smucker Co.	7,251	859
	Ingredion Inc.	6,341	857
*	Freshpet Inc.	10,261	853
	WK Kellogg Co.	38,526	768
	Kimberly-Clark Corp.	4,970	707
	Hormel Foods Corp.	22,456	695
	Molson Coors Beverage Co. Class B	10,900	663
*	Performance Food Group Co.	6,632	521
	Spectrum Brands Holdings Inc.	7,191	515
	Lamb Weston Holdings Inc.	7,500	400
	Campbell's Co.	7,400	295
	Kraft Heinz Co.	8,459	257
	Conagra Brands Inc.	5,800	155
			202,161
Energy (1.7%)
	Exxon Mobil Corp.	370,334	44,044
	Chevron Corp.	135,343	22,642
	ConocoPhillips	165,960	17,429
	Cheniere Energy Inc.	31,747	7,346
	Marathon Petroleum Corp.	48,458	7,060
	Devon Energy Corp.	141,993	5,311
	EOG Resources Inc.	41,056	5,265
	Schlumberger NV	121,700	5,087
	Diamondback Energy Inc.	29,914	4,783
	Occidental Petroleum Corp.	88,690	4,378
	Hess Corp.	27,022	4,316

		Shares	Market Value ($000)
	Range Resources Corp.	99,510	3,973
	Phillips 66	31,976	3,948
	EQT Corp.	72,232	3,859
	Valero Energy Corp.	28,900	3,817
	Baker Hughes Co.	84,847	3,729
	Coterra Energy Inc.	101,672	2,938
	Targa Resources Corp.	13,957	2,798
	Civitas Resources Inc.	68,683	2,396
	Halliburton Co.	87,730	2,226
	Williams Cos. Inc.	36,405	2,176
	ChampionX Corp.	68,231	2,033
	Murphy Oil Corp.	59,729	1,696
*	First Solar Inc.	12,625	1,596
	ONEOK Inc.	13,704	1,360
	DT Midstream Inc.	8,587	828
	NOV Inc.	43,700	665
	APA Corp.	29,570	622
	HF Sinclair Corp.	13,792	454
	New Fortress Energy Inc. Class A	45,653	379
	Vitesse Energy Inc.	2,520	62
	Chord Energy Corp.	538	61
	Venture Global Inc. Class A	361	4
	Kinder Morgan Inc.	5	—
			169,281
Financials (5.4%)
*	Berkshire Hathaway Inc. Class B	178,962	95,312
	JPMorgan Chase & Co.	287,472	70,517
	Bank of America Corp.	768,288	32,061
	Wells Fargo & Co.	299,159	21,477
	S&P Global Inc.	38,135	19,376
	Progressive Corp.	64,645	18,295
	Goldman Sachs Group Inc.	31,593	17,259
	Morgan Stanley	142,641	16,642
	Marsh & McLennan Cos. Inc.	49,821	12,158
	Chubb Ltd.	39,599	11,959
	Aon plc Class A	27,728	11,066
	Blackrock Inc.	10,561	9,996
	Citigroup Inc.	137,658	9,772
	Charles Schwab Corp.	122,499	9,589
	Arch Capital Group Ltd.	90,343	8,689
	Intercontinental Exchange Inc.	50,126	8,647
	Moody's Corp.	16,498	7,683
	Aflac Inc.	57,474	6,391
	Allstate Corp.	28,624	5,927
	CME Group Inc.	22,295	5,915
	Pinnacle Financial Partners Inc.	50,851	5,392
	Apollo Global Management Inc.	39,215	5,370
	Travelers Cos. Inc.	20,181	5,337
	KKR & Co. Inc.	45,775	5,292
	First Citizens BancShares Inc. Class A	2,775	5,145
	Webster Financial Corp.	93,804	4,836
	Ameriprise Financial Inc.	9,883	4,784
	PNC Financial Services Group Inc.	27,100	4,763
	MSCI Inc.	8,302	4,695
	Discover Financial Services	23,903	4,080
	MetLife Inc.	50,516	4,056
*	Coinbase Global Inc. Class A	23,338	4,020
	American International Group Inc.	44,900	3,904
	Hartford Insurance Group Inc.	31,442	3,890
	Assured Guaranty Ltd.	43,927	3,870
	Arthur J Gallagher & Co.	10,997	3,797
	Willis Towers Watson plc	11,000	3,717
	Brown & Brown Inc.	28,718	3,573
*	Markel Group Inc.	1,910	3,571
*	Robinhood Markets Inc. Class A	79,463	3,307
	Bank of New York Mellon Corp.	37,001	3,103
	W R Berkley Corp.	43,309	3,082
	Broadridge Financial Solutions Inc.	10,218	2,477
	Raymond James Financial Inc.	17,151	2,382

		Shares	Market Value ($000)
	White Mountains Insurance Group Ltd.	1,198	2,307
	Reinsurance Group of America Inc.	11,595	2,283
	Wintrust Financial Corp.	19,700	2,215
	Fifth Third Bancorp	55,196	2,164
	East West Bancorp Inc.	23,858	2,142
	Globe Life Inc.	15,679	2,065
	FactSet Research Systems Inc.	4,244	1,930
	US Bancorp	43,300	1,828
	Nasdaq Inc.	24,069	1,826
	RenaissanceRe Holdings Ltd.	7,451	1,788
	Cboe Global Markets Inc.	7,696	1,742
	Truist Financial Corp.	42,242	1,738
	Zions Bancorp NA	33,982	1,694
	Assurant Inc.	7,101	1,489
	Regions Financial Corp.	66,902	1,454
	Jefferies Financial Group Inc.	25,339	1,357
	LPL Financial Holdings Inc.	4,117	1,347
	State Street Corp.	14,788	1,324
	Hanover Insurance Group Inc.	6,939	1,207
	Popular Inc.	12,967	1,198
	MGIC Investment Corp.	45,667	1,132
	Western Alliance Bancorp	13,750	1,056
	Tradeweb Markets Inc. Class A	7,100	1,054
	Cincinnati Financial Corp.	7,091	1,047
	Ally Financial Inc.	28,516	1,040
	Everest Group Ltd.	2,700	981
	Voya Financial Inc.	13,853	939
	Commerce Bancshares Inc.	15,000	933
*	Upstart Holdings Inc.	20,119	926
	KeyCorp	57,018	912
	SEI Investments Co.	9,913	770
	Unum Group	9,127	743
	Equitable Holdings Inc.	14,088	734
	Interactive Brokers Group Inc. Class A	4,420	732
*	Brighthouse Financial Inc.	11,977	695
	Primerica Inc.	2,200	626
	Huntington Bancshares Inc.	41,653	625
	Lincoln National Corp.	16,530	594
	Morningstar Inc.	1,882	564
*	Credit Acceptance Corp.	1,061	548
	Prudential Financial Inc.	4,712	526
	SLM Corp.	17,179	505
	Synovus Financial Corp.	10,314	482
	BOK Financial Corp.	4,040	421
	T. Rowe Price Group Inc.	4,574	420
	Erie Indemnity Co. Class A	872	365
	Bank OZK	6,200	269
	Citizens Financial Group Inc.	5,800	238
	Ares Management Corp. Class A	1,623	238
	Blue Owl Capital Inc. Class A	11,084	222
	Fidelity National Financial Inc.	3,318	216
	Affiliated Managers Group Inc.	184	31
	Franklin Resources Inc.	1,525	29
	First Horizon Corp.	1,405	27
			552,912
Health Care (4.8%)
	Eli Lilly & Co.	84,163	69,511
	UnitedHealth Group Inc.	91,396	47,869
	AbbVie Inc.	152,730	32,000
	Johnson & Johnson	171,888	28,506
	Abbott Laboratories	164,134	21,772
	Merck & Co. Inc.	236,521	21,230
	Thermo Fisher Scientific Inc.	40,487	20,146
*	Intuitive Surgical Inc.	38,465	19,051
	Amgen Inc.	53,330	16,615
*	Boston Scientific Corp.	144,841	14,612
*	Vertex Pharmaceuticals Inc.	27,730	13,444
	Danaher Corp.	65,315	13,390
	Cigna Group	37,282	12,266

		Shares	Market Value ($000)
	Stryker Corp.	30,849	11,483
	Elevance Health Inc.	23,239	10,108
	HCA Healthcare Inc.	27,941	9,655
	Zoetis Inc.	52,768	8,688
	Gilead Sciences Inc.	58,702	6,578
	Regeneron Pharmaceuticals Inc.	10,103	6,408
	Pfizer Inc.	227,072	5,754
*	IDEXX Laboratories Inc.	12,149	5,102
	Bristol-Myers Squibb Co.	82,022	5,002
*	IQVIA Holdings Inc.	23,271	4,103
*	Edwards Lifesciences Corp.	51,960	3,766
	Labcorp Holdings Inc.	15,797	3,677
	Agilent Technologies Inc.	29,707	3,475
*	DaVita Inc.	18,873	2,887
*	Waters Corp.	7,833	2,887
	GE HealthCare Technologies Inc.	34,812	2,810
	Humana Inc.	10,348	2,738
	ResMed Inc.	11,912	2,666
	Becton Dickinson & Co.	10,976	2,514
*	Molina Healthcare Inc.	7,010	2,309
*	Alnylam Pharmaceuticals Inc.	8,520	2,301
*	Tenet Healthcare Corp.	16,964	2,282
	West Pharmaceutical Services Inc.	9,702	2,172
	Quest Diagnostics Inc.	12,819	2,169
*	Veeva Systems Inc. Class A	8,933	2,069
*	Exact Sciences Corp.	46,722	2,023
*	Dexcom Inc.	29,116	1,988
*	Novocure Ltd.	106,340	1,895
*	Hologic Inc.	29,853	1,844
*	Cooper Cos. Inc.	20,544	1,733
*	United Therapeutics Corp.	5,594	1,724
*	Neurocrine Biosciences Inc.	14,361	1,588
	Universal Health Services Inc. Class B	7,717	1,450
	Revvity Inc.	13,223	1,399
*	Centene Corp.	21,078	1,280
	Cardinal Health Inc.	8,345	1,150
	Bio-Techne Corp.	19,204	1,126
*	Penumbra Inc.	4,163	1,113
*	Biogen Inc.	8,113	1,110
*	Charles River Laboratories International Inc.	6,994	1,053
*	Acadia Healthcare Co. Inc.	33,932	1,029
*	Natera Inc.	7,188	1,016
*	Sarepta Therapeutics Inc.	15,123	965
*	Insulet Corp.	3,622	951
	Zimmer Biomet Holdings Inc.	8,386	949
	STERIS plc	4,045	917
*	Elanco Animal Health Inc.	83,136	873
	Chemed Corp.	1,300	800
*	QIAGEN NV	19,763	793
*	Exelixis Inc.	20,965	774
*	Align Technology Inc.	4,397	698
*	Moderna Inc.	24,203	686
*	Bio-Rad Laboratories Inc. Class A	2,729	665
*	Ionis Pharmaceuticals Inc.	20,616	622
*	GRAIL Inc.	24,034	614
*	Masimo Corp.	3,140	523
*	Illumina Inc.	5,800	460
*	Globus Medical Inc. Class A	5,561	407
	Organon & Co.	21,892	326
*	Solventum Corp.	4,225	321
	Encompass Health Corp.	3,143	318
	Viatris Inc.	36,014	314
*	Apellis Pharmaceuticals Inc.	11,638	254
	Baxter International Inc.	6,400	219
*	Sotera Health Co.	17,800	208
*	Tandem Diabetes Care Inc.	7,457	143
*	Avantor Inc.	8,552	139
*	Envista Holdings Corp.	6,885	119
	DENTSPLY SIRONA Inc.	7,380	110
*	Incyte Corp.	1,508	91

		Shares	Market Value ($000)
*	Fortrea Holdings Inc.	11,072	84
	Teleflex Inc.	500	69
	Bruker Corp.	1,500	63
*	Enovis Corp.	667	25
			483,036
Industrials (6.0%)
	Visa Inc. Class A	155,425	54,470
	Mastercard Inc. Class A	81,186	44,500
	GE Aerospace	105,976	21,211
	Accenture plc Class A	58,776	18,340
	American Express Co.	63,198	17,003
	Caterpillar Inc.	46,357	15,289
	Deere & Co.	32,002	15,020
	RTX Corp.	111,761	14,804
	Union Pacific Corp.	62,443	14,752
	Howmet Aerospace Inc.	105,166	13,643
	Honeywell International Inc.	62,875	13,314
	Capital One Financial Corp.	69,092	12,388
*	Fiserv Inc.	53,944	11,912
	Sherwin-Williams Co.	29,768	10,395
	Lockheed Martin Corp.	21,492	9,601
	Automatic Data Processing Inc.	31,334	9,573
	Eaton Corp. plc	32,455	8,822
	Cintas Corp.	42,740	8,784
	TransDigm Group Inc.	6,285	8,694
*	Boeing Co.	48,792	8,321
	GE Vernova Inc.	26,494	8,088
	AMETEK Inc.	46,011	7,920
	Quanta Services Inc.	30,093	7,649
	United Rentals Inc.	12,074	7,567
	Trane Technologies plc	21,310	7,180
	Illinois Tool Works Inc.	26,375	6,541
	Parker-Hannifin Corp.	10,202	6,201
	CSX Corp.	206,690	6,083
	Vulcan Materials Co.	25,908	6,044
*	PayPal Holdings Inc.	90,787	5,924
	Northrop Grumman Corp.	10,446	5,348
	Martin Marietta Materials Inc.	11,027	5,272
	Norfolk Southern Corp.	21,967	5,203
	Emerson Electric Co.	47,090	5,163
	PACCAR Inc.	51,621	5,026
	FedEx Corp.	19,937	4,860
	Carrier Global Corp.	74,958	4,752
	Eagle Materials Inc.	18,979	4,212
	Verisk Analytics Inc.	14,147	4,210
*	Fair Isaac Corp.	2,234	4,120
	Ingersoll Rand Inc.	48,482	3,880
*	Mettler-Toledo International Inc.	3,121	3,686
	HEICO Corp. Class A	17,003	3,587
	General Dynamics Corp.	13,091	3,568
	AECOM	35,745	3,315
*	Axon Enterprise Inc.	6,300	3,313
*	Teledyne Technologies Inc.	6,517	3,244
*	Keysight Technologies Inc.	21,308	3,191
	Old Dominion Freight Line Inc.	19,242	3,184
*	Middleby Corp.	20,834	3,166
	Equifax Inc.	12,823	3,123
	Otis Worldwide Corp.	30,224	3,119
	Berry Global Group Inc.	43,393	3,029
	Xylem Inc.	25,125	3,001
	United Parcel Service Inc. Class B	26,876	2,956
	L3Harris Technologies Inc.	13,517	2,829
	Rockwell Automation Inc.	10,862	2,807
	Global Payments Inc.	28,267	2,768
	BWX Technologies Inc.	27,902	2,753
*	Kirby Corp.	27,000	2,727
	Cummins Inc.	8,569	2,686
	WW Grainger Inc.	2,682	2,649
	Lennox International Inc.	4,681	2,625

		Shares	Market Value ($000)
	Textron Inc.	36,284	2,622
	3M Co.	16,900	2,482
	Synchrony Financial	45,220	2,394
	ITT Inc.	18,189	2,349
	Fortive Corp.	30,197	2,210
	Veralto Corp.	21,772	2,122
	Johnson Controls International plc	25,378	2,033
	Crown Holdings Inc.	21,733	1,940
	Owens Corning	13,342	1,906
	IDEX Corp.	10,462	1,893
	Jacobs Solutions Inc.	15,658	1,893
	TransUnion	22,383	1,858
	Esab Corp.	15,396	1,794
	Nordson Corp.	8,492	1,713
	A O Smith Corp.	25,732	1,682
	Packaging Corp. of America	8,446	1,672
	PPG Industries Inc.	15,160	1,658
	Masco Corp.	23,716	1,649
*	Corpay Inc.	4,647	1,620
*	XPO Inc.	15,015	1,615
*	Trimble Inc.	24,487	1,608
	Ball Corp.	30,525	1,589
	Allegion plc	12,151	1,585
	Dover Corp.	8,810	1,548
	Valmont Industries Inc.	5,396	1,540
*	Block Inc. Class A	27,908	1,516
*	Gates Industrial Corp. plc	81,389	1,498
	JB Hunt Transport Services Inc.	8,852	1,310
	Huntington Ingalls Industries Inc.	6,396	1,305
	AGCO Corp.	13,710	1,269
*	Affirm Holdings Inc. Class A	27,352	1,236
	Fidelity National Information Services Inc.	16,317	1,219
	Oshkosh Corp.	12,558	1,181
	Carlisle Cos. Inc.	3,333	1,135
	Fortune Brands Innovations Inc.	18,587	1,132
*	Axalta Coating Systems Ltd.	32,960	1,093
	Westinghouse Air Brake Technologies Corp.	6,010	1,090
	Tetra Tech Inc.	37,200	1,088
	RPM International Inc.	8,489	982
	Silgan Holdings Inc.	18,967	970
	Armstrong World Industries Inc.	6,812	960
	Toro Co.	13,011	947
	Landstar System Inc.	6,235	936
	Pentair plc	10,087	882
	Booz Allen Hamilton Holding Corp.	8,401	879
	DuPont de Nemours Inc.	11,449	855
*	Zebra Technologies Corp. Class A	2,910	822
	Donaldson Co. Inc.	12,229	820
	AptarGroup Inc.	5,445	808
	WESCO International Inc.	4,845	752
	Woodward Inc.	3,945	720
	Lincoln Electric Holdings Inc.	3,765	712
	Snap-on Inc.	2,097	707
	Expeditors International of Washington Inc.	5,586	672
	Curtiss-Wright Corp.	2,100	666
	Air Lease Corp. Class A	13,600	657
	Knight-Swift Transportation Holdings Inc. Class A	14,300	622
	Graco Inc.	7,412	619
	CH Robinson Worldwide Inc.	5,171	530
	nVent Electric plc	10,087	529
	Regal Rexnord Corp.	4,625	527
	Flowserve Corp.	10,413	509
	Advanced Drainage Systems Inc.	4,120	448
	Dow Inc.	12,310	430
	Graphic Packaging Holding Co.	15,800	410
*	GXO Logistics Inc.	10,442	408
	Vontier Corp.	12,079	397
	Stanley Black & Decker Inc.	4,927	379
	Hubbell Inc. Class B	1,100	364
	Sealed Air Corp.	12,269	355

		Shares	Market Value ($000)
	Jack Henry & Associates Inc.	1,832	335
*	WEX Inc.	1,950	306
	HEICO Corp.	1,087	290
*	Amentum Holdings Inc.	15,658	285
	Robert Half Inc.	5,000	273
*	AZEK Co. Inc. Class A	5,509	269
*	Paylocity Holding Corp.	1,300	244
*	Masterbrand Inc.	18,587	243
*	Knife River Corp.	2,487	224
*	RXO Inc.	11,342	217
	Brunswick Corp.	3,628	195
	Louisiana-Pacific Corp.	2,046	188
	Littelfuse Inc.	905	178
*	Builders FirstSource Inc.	1,401	175
	Genpact Ltd.	3,249	164
	ManpowerGroup Inc.	2,450	142
*	Trex Co. Inc.	2,409	140
*	NCR Atleos Corp.	4,057	107
*	Mohawk Industries Inc.	900	103
*	Everus Construction Group Inc.	1,183	44
	Atmus Filtration Technologies Inc.	511	19
			607,867
Other (0.4%)
[1]	Vanguard Tax-Exempt Bond Index ETF	880,800	43,705
Real Estate (1.1%)
	American Tower Corp.	52,349	11,391
	Prologis Inc.	97,069	10,851
	Equinix Inc.	9,692	7,902
*	CBRE Group Inc. Class A	57,849	7,566
	Crown Castle Inc.	69,168	7,209
	Iron Mountain Inc.	68,339	5,880
	Healthcare Realty Trust Inc. Class A	293,961	4,968
	Welltower Inc.	29,375	4,501
	Public Storage	12,156	3,638
	AvalonBay Communities Inc.	15,637	3,356
	Extra Space Storage Inc.	21,998	3,266
*	CoStar Group Inc.	40,887	3,239
	Digital Realty Trust Inc.	22,270	3,191
	American Homes 4 Rent Class A	81,183	3,070
*	Jones Lang LaSalle Inc.	11,207	2,778
	Medical Properties Trust Inc.	435,677	2,627
	SBA Communications Corp.	11,919	2,622
	Americold Realty Trust Inc.	107,769	2,313
	Essex Property Trust Inc.	6,768	2,075
*	Howard Hughes Holdings Inc.	22,500	1,667
	Mid-America Apartment Communities Inc.	9,294	1,557
	Equity LifeStyle Properties Inc.	22,346	1,490
	SL Green Realty Corp.	22,832	1,317
	Camden Property Trust	10,700	1,309
*	Zillow Group Inc. Class A	17,624	1,178
*	Zillow Group Inc. Class C	15,191	1,042
	Weyerhaeuser Co.	34,146	1,000
	Ventas Inc.	14,100	970
	Equity Residential	13,531	969
	Host Hotels & Resorts Inc.	66,746	948
	Lamar Advertising Co. Class A	7,472	850
	Douglas Emmett Inc.	49,446	791
	Invitation Homes Inc.	21,896	763
	EastGroup Properties Inc.	3,900	687
*	Millrose Properties Inc.	22,312	592
	Vornado Realty Trust	13,083	484
	Sun Communities Inc.	3,700	476
	EPR Properties	8,979	472
	VICI Properties Inc. Class A	12,500	408
	First Industrial Realty Trust Inc.	7,000	378
	Federal Realty Investment Trust	3,019	295
*	NET Lease Office Properties	8,381	263
	Simon Property Group Inc.	1,310	218

		Shares	Market Value ($000)
	Omega Healthcare Investors Inc.	4,245	162
	Highwoods Properties Inc.	5,071	150
	Brixmor Property Group Inc.	5,563	148
*	Seaport Entertainment Group Inc.	5,430	117
	UDR Inc.	2,100	95
	JBG SMITH Properties	5,824	94
			113,333
Technology (15.0%)
	Apple Inc.	1,342,370	298,181
	Microsoft Corp.	699,194	262,470
	NVIDIA Corp.	2,160,279	234,131
	Meta Platforms Inc. Class A	216,043	124,519
	Alphabet Inc. Class A	533,906	82,563
	Alphabet Inc. Class C	505,280	78,940
	Broadcom Inc.	366,740	61,403
	Oracle Corp.	163,205	22,818
	Salesforce Inc.	83,914	22,519
*	Adobe Inc.	47,503	18,219
*	Advanced Micro Devices Inc.	171,472	17,617
	Intuit Inc.	28,345	17,404
	QUALCOMM Inc.	108,410	16,653
*	Palantir Technologies Inc. Class A	195,363	16,489
	International Business Machines Corp.	60,198	14,969
*	ServiceNow Inc.	18,434	14,676
	Texas Instruments Inc.	78,992	14,195
	Applied Materials Inc.	90,715	13,165
	Micron Technology Inc.	127,810	11,105
*	Palo Alto Networks Inc.	56,370	9,619
	Lam Research Corp.	131,490	9,559
*	Cadence Design Systems Inc.	33,815	8,600
	Amphenol Corp. Class A	131,120	8,600
	Roper Technologies Inc.	14,570	8,590
*	Synopsys Inc.	17,230	7,389
	KLA Corp.	10,117	6,878
	Analog Devices Inc.	33,550	6,766
*	Autodesk Inc.	22,471	5,883
*	Fortinet Inc.	60,810	5,854
*	Guidewire Software Inc.	29,042	5,441
	Marvell Technology Inc.	81,297	5,005
*	Workday Inc. Class A	16,066	3,752
*	Gartner Inc.	8,596	3,608
	HP Inc.	119,671	3,314
*	AppLovin Corp. Class A	12,252	3,246
*	GoDaddy Inc. Class A	17,857	3,217
	Corning Inc.	68,131	3,119
*	Cloudflare Inc. Class A	27,100	3,054
	Vertiv Holdings Co. Class A	39,400	2,845
	Cognizant Technology Solutions Corp. Class A	36,270	2,775
*	Crowdstrike Holdings Inc. Class A	7,601	2,680
	Dell Technologies Inc. Class C	29,191	2,661
*	Atlassian Corp. Class A	12,259	2,602
*	ON Semiconductor Corp.	58,609	2,385
*	VeriSign Inc.	9,253	2,349
*	ANSYS Inc.	7,369	2,333
*	MicroStrategy Inc. Class A	7,692	2,217
	Intel Corp.	93,703	2,128
	Hewlett Packard Enterprise Co.	120,529	1,860
*	Arrow Electronics Inc.	17,906	1,859
*	Western Digital Corp.	45,817	1,852
*	PTC Inc.	11,822	1,832
*	Tyler Technologies Inc.	2,891	1,681
	Teradyne Inc.	19,532	1,613
*	F5 Inc.	5,875	1,564
	Microchip Technology Inc.	30,640	1,483
	CDW Corp.	8,857	1,419
*	Manhattan Associates Inc.	7,597	1,315
*	Zscaler Inc.	6,601	1,310
*	Nutanix Inc. Class A	18,189	1,270
*	Elastic NV	14,254	1,270

		Shares	Market Value ($000)
*	DoorDash Inc. Class A	6,900	1,261
	Monolithic Power Systems Inc.	2,144	1,244
*	Pure Storage Inc. Class A	28,105	1,244
*	Akamai Technologies Inc.	14,589	1,174
	Jabil Inc.	8,300	1,129
*	HubSpot Inc.	1,916	1,095
*	CACI International Inc. Class A	2,820	1,035
*	MongoDB Inc.	5,863	1,028
*	Kyndryl Holdings Inc.	28,580	897
	NetApp Inc.	8,971	788
*	Super Micro Computer Inc.	22,530	771
	Skyworks Solutions Inc.	11,300	730
*	Sandisk Corp.	15,272	727
	Leidos Holdings Inc.	5,350	722
*	SentinelOne Inc. Class A	36,846	670
	Dolby Laboratories Inc. Class A	8,275	665
	Pegasystems Inc.	9,302	647
	Gen Digital Inc.	24,339	646
*	Coherent Corp.	9,800	636
	Match Group Inc.	19,384	605
*	Informatica Inc. Class A	32,443	566
*	EPAM Systems Inc.	3,203	541
*	Maplebear Inc.	13,414	535
	Universal Display Corp.	3,786	528
*	Teradata Corp.	19,986	449
*	Twilio Inc. Class A	3,840	376
*	IAC Inc.	6,481	298
*	Qorvo Inc.	3,900	282
	Entegris Inc.	3,165	277
	Amdocs Ltd.	2,400	220
*	Dropbox Inc. Class A	8,200	219
*	Dynatrace Inc.	4,521	213
	SS&C Technologies Holdings Inc.	2,531	211
	TD SYNNEX Corp.	1,700	177
*	Pinterest Inc. Class A	5,400	167
	Paycom Software Inc.	394	86
*	NCR Voyix Corp.	5,359	52
*	DXC Technology Co.	2,170	37
			1,521,781
Telecommunications (1.0%)
	Cisco Systems Inc.	348,681	21,517
	T-Mobile US Inc.	78,984	21,066
	Comcast Corp. Class A	305,287	11,265
*	Arista Networks Inc.	134,016	10,383
	AT&T Inc.	343,396	9,711
	Verizon Communications Inc.	164,440	7,459
	Motorola Solutions Inc.	15,378	6,733
*	Charter Communications Inc. Class A	9,575	3,529
*	Liberty Global Ltd. Class A	223,717	2,575
*	Frontier Communications Parent Inc.	58,546	2,099
*	Liberty Global Ltd. Class C	109,669	1,313
*	Liberty Broadband Corp. Class C	7,579	645
*	Liberty Broadband Corp. Class A	2,647	225
*	Ciena Corp.	3,586	217
*,2	GCI Liberty Inc.	25,555	—
			98,737
Utilities (1.2%)
	NextEra Energy Inc.	199,740	14,160
	Southern Co.	98,422	9,050
	Constellation Energy Corp.	40,963	8,259
	DTE Energy Co.	58,745	8,123
	Waste Management Inc.	33,651	7,791
	Duke Energy Corp.	59,772	7,290
	Consolidated Edison Inc.	58,005	6,415
*	Clean Harbors Inc.	31,700	6,248
	Vistra Corp.	51,991	6,106
	American Electric Power Co. Inc.	41,600	4,546
	PG&E Corp.	251,400	4,319
	Republic Services Inc.	16,510	3,998

				Shares	Market Value ($000)
	Public Service Enterprise Group Inc.			47,759	3,931
	Sempra			52,458	3,743
	NRG Energy Inc.			32,838	3,135
	Exelon Corp.			65,800	3,032
	WEC Energy Group Inc.			26,459	2,883
	American Water Works Co. Inc.			18,056	2,664
	Xcel Energy Inc.			32,522	2,302
	Eversource Energy			37,022	2,299
	Entergy Corp.			20,838	1,781
	NiSource Inc.			42,656	1,710
	Alliant Energy Corp.			24,227	1,559
	CMS Energy Corp.			20,227	1,519
	UGI Corp.			42,364	1,401
	Edison International			21,423	1,262
	FirstEnergy Corp.			31,056	1,255
	Ameren Corp.			9,798	984
	Essential Utilities Inc.			20,886	826
	OGE Energy Corp.			15,986	735
	AES Corp.			53,469	664
	Atmos Energy Corp.			3,445	533
	Dominion Energy Inc.			3,608	202
	National Fuel Gas Co.			2,430	192
*	Sunrun Inc.			22,523	132
	MDU Resources Group Inc.			4,734	80
					125,129
Total Common Stocks (Cost $1,228,815)					4,671,645
		Coupon	Maturity Date	Face Amount ($000)
Tax-Exempt Municipal Bonds (53.6%)
Alabama (2.1%)
	Alabama Housing Finance Authority Multifamily Revenue (Cooper Green Homes Project)	4.450%	8/1/45	1,000	952
	Alabama State Corrections Institution Finance Authority Revenue	5.000%	7/1/31	1,100	1,202
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds Revenue	4.000%	11/1/40	1,465	1,417
	Auburn AL GO	5.000%	8/1/38	1,000	1,084
	Auburn AL University General Fee Revenue	5.000%	6/1/36	3,315	3,741
	Birmingham-Jefferson AL Civic Center Authority Special Tax Bonds	5.000%	7/1/31	1,125	1,173
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	1,360	1,364
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 5) PUT	4.000%	10/1/26	3,285	3,296
	Black Belt Energy Gas District Alabama Gas Project Revenue	5.000%	11/1/28	500	521
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	4.000%	10/1/27	3,000	2,998
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	6/1/28	6,705	6,934
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	12/1/28	1,250	1,313
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	2/1/29	4,530	4,776
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	6/1/29	16,925	17,710
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	10/1/30	1,660	1,758
[3]	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	12/1/30	1,465	1,567
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	7/1/31	7,770	8,206
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	6/1/32	3,610	3,880
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	9/1/32	12,655	13,249
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	9/1/32	6,845	7,320
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	11/1/34	7,785	8,312
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT	4.000%	12/1/26	650	654
[4]	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT, SIFMA Municipal Swap Index Yield + 0.350%	3.220%	12/1/26	3,750	3,656
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 8) PUT	4.000%	12/1/29	3,490	3,466
[3]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/27	3,845	3,876
	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/31	2,215	2,216
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.500%	1/1/31	635	685
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.750%	11/1/31	3,145	3,456
	Energy Southeast AL Cooperative District Energy Supply Revenue PUT	5.250%	6/1/32	5,470	5,817
	Homewood AL Educational Building Authority Lease Revenue (Samford University)	5.500%	10/1/41	1,500	1,581
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	527
	Huntsville AL GO	5.000%	5/1/35	1,125	1,169
	Huntsville AL GO	5.000%	5/1/38	1,860	1,955
	Huntsville AL GO	5.000%	3/1/42	1,620	1,731

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/35	780	821
	Huntsville AL Health Care Authority Revenue	4.000%	6/1/45	2,500	2,318
	Huntsville AL Health Care Authority Revenue PUT	5.000%	6/1/30	1,170	1,256
	Jefferson County AL Revenue	5.000%	9/15/29	1,470	1,516
	Jefferson County AL Revenue	5.000%	10/1/31	1,000	1,082
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,023
	Jefferson County AL Revenue	5.000%	10/1/35	1,300	1,408
	Jefferson County AL Revenue	5.000%	10/1/38	1,375	1,467
	Jefferson County AL Revenue	5.250%	10/1/43	1,500	1,581
	Jefferson County AL Revenue	5.250%	10/1/44	1,000	1,051
	Jefferson County AL Revenue	5.250%	10/1/45	1,000	1,044
[3,5]	Jefferson County AL Revenue TOB VRDO	3.650%	4/1/25	7,200	7,200
	Lower AL Gas District Gas Project Revenue	5.000%	9/1/34	2,000	2,117
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	1,355	1,358
	Montgomery AL GO	4.000%	12/1/36	400	396
	Montgomery AL GO	4.000%	12/1/39	450	433
	Orange Beach AL Water Sewer & Fire Protection Authority Revenue	4.000%	5/15/38	3,500	3,441
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	4.000%	12/1/34	1,000	967
	Southeast Alabama Gas Supply District Revenue	5.000%	5/1/29	350	366
	Southeast Alabama Gas Supply District Revenue	5.000%	5/1/31	1,000	1,050
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	4/1/32	7,000	7,411
	Southeast Alabama Gas Supply District Revenue PUT	5.000%	5/1/32	3,760	3,940
	Southeast Energy Authority AL Commodity Supply Revenue (Project No. 3) PUT	5.500%	12/1/29	1,440	1,528
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/28	4,970	4,951
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 4) PUT	5.000%	8/1/28	4,900	5,063
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 5) PUT	5.250%	7/1/29	9,730	10,240
[3]	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 6) PUT	5.000%	6/1/30	1,615	1,697
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue	5.000%	6/1/32	850	887
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.000%	2/1/31	2,605	2,756
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.000%	11/1/32	4,690	4,986
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.250%	1/1/33	3,770	3,957
	Southeast Energy Authority AL Cooperative District Energy Supply Revenue PUT	5.000%	6/1/35	7,595	7,910
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	544
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,114
	University of Alabama General Revenue	3.000%	7/1/36	1,085	967
[6]	University of South Alabama University Facilities Revenue	5.000%	11/1/34	2,265	2,317
[7]	Walker County AL Board of Education School Special Tax	5.000%	3/1/43	750	786
	West Jefferson AL Industrial Development Board Pollution Control Revenue	3.650%	6/1/28	550	554
					217,065
Alaska (0.2%)
[8]	Alaska GO	5.000%	8/1/27	1,000	1,048
[8]	Alaska GO	5.000%	8/1/29	1,000	1,082
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/35	1,500	1,576
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/31	1,095	1,194
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/34	1,285	1,370
	Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/37	3,000	3,192
[8]	Alaska State International Airports System Revenue	5.000%	10/1/34	1,750	1,909
	Municipality of Anchorage GO	4.000%	9/1/36	785	796
	Municipality of Anchorage GO	4.000%	9/1/43	2,470	2,295
	North Slope Borough Alaska GO	5.000%	6/30/29	1,405	1,517
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/37	1,000	975
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/38	1,000	968
					17,922
Arizona (0.8%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	678
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/43	1,060	1,127
	Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/45	1,080	1,141
	Arizona COP ETM	5.000%	10/1/26	2,000	2,068
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/29	600	543
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/36	1,000	779
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/28	1,000	1,053
	Arizona Industrial Development Authority Charter School Revolving Loan Fund Revenue	5.000%	11/1/29	1,000	1,065
[5]	Arizona Industrial Development Authority Hospital Revenue (Navajo Health)	7.125%	5/1/44	500	530
[3,5]	Arizona Industrial Development Authority Multifamily Housing Revenue TOB VRDO	3.720%	4/1/25	11,900	11,900
	Arizona Industrial Development Authority Multifamily Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	995	981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,9]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	5
[5,9]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	3
[5,9]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	8
[5,9]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	9
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/37	695	593
[10]	Arizona Industrial Development Authority Student Housing Revenue	5.000%	6/1/37	1,000	1,047
[10]	Arizona Sports & Tourism Authority Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	3,000	3,273
	Arizona State Transportation Board Highway Revenue	5.000%	7/1/28	2,500	2,564
	Arizona State University Revenue	5.000%	7/1/39	2,000	2,083
	Arizona State University Revenue	5.000%	7/1/40	1,000	1,038
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,642
	Coconino AZ County Pollution Control Corp. Revenue PUT	3.750%	3/31/26	100	100
	Gilbert AZ Water Resource Municipal Property Corp. Utility System Revenue	4.000%	7/15/42	2,505	2,441
	Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/32	1,185	1,269
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/31	100	103
	Marana AZ Pledged Excise Tax Revenue	5.000%	7/1/37	275	289
[5]	Maricopa County AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Projects)	3.000%	7/1/31	650	604
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Banner Health) PUT	5.000%	11/1/30	1,000	1,080
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health)	5.000%	9/1/33	830	865
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honor Health)	5.000%	12/1/36	3,335	3,663
	Maricopa County AZ Industrial Development Authority Revenue (Banner Health)	5.000%	1/1/34	1,500	1,532
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	2.400%	6/1/35	1,000	798
	Maricopa County AZ Pollution Control Corp. Revenue (Verde Project) PUT	3.875%	6/1/29	55	55
	Maricopa County AZ School District No. 83 Revenue	3.000%	10/1/39	1,000	786
	Mesa AZ GO	5.000%	7/1/27	2,565	2,689
	Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/33	1,010	1,042
[11]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/42	1,000	1,158
[11]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/43	1,250	1,445
	Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/44	2,000	2,141
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,329
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,016
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	1,935
	Phoenix AZ GO	5.000%	7/1/31	1,500	1,668
[5]	Phoenix AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Project)	5.000%	7/1/36	1,000	1,004
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	308
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	275	285
[5]	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Project)	4.000%	6/15/31	1,595	1,546
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/38	1,040	1,006
[6]	Pima County AZ Unified School District GO	5.000%	7/1/26	1,200	1,232
[6]	Pima County AZ Unified School District GO	5.000%	7/1/28	1,000	1,065
[6]	Pima County AZ Unified School District GO	5.000%	7/1/37	750	819
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,580
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/39	1,370	1,415
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	5/1/42	1,000	1,087
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/43	1,000	1,066
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,500	2,567
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	672
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	160	168
	Yuma AZ Industrial Development Authority Hospital Revenue	5.000%	8/1/38	1,000	1,080
					80,038
Arkansas (0.1%)
	Arkansas Development Finance Authority Health Care Revenue Baptist Memorial Health Care Corp.	5.000%	9/1/32	2,000	2,091
	Arkansas Development Finance Authority Hospital Revenue (Washington Regional Medical Center)	5.000%	2/1/33	500	514
	El Dorado AR School District No. 15 GO	5.000%	2/1/43	1,385	1,407
	El Dorado AR School District No. 15 GO	5.000%	2/1/45	2,920	2,960
	Little Rock AR School District GO	4.000%	2/1/35	2,610	2,618
	Little Rock AR School District GO	4.000%	2/1/36	2,595	2,596
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,099
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/38	500	537
	Rogers AR Arkansas Sales Tax Revenue	4.000%	11/1/32	1,090	1,096
	Springdale AR School District No. 50 GO	3.000%	6/1/32	495	465
					15,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California (4.3%)
[6]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,189
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37	1,000	1,012
[6]	Alhambra CA Unified School District Elementary Improvement District GO	0.000%	8/1/38	1,000	582
	Antelope Valley CA Community College District Election GO	0.000%	8/1/35	650	424
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	0.000%	4/1/53	2,950	2,950
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	1,987
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	960	957
[12]	Brea CA Redevelopment Agency Tax Allocation Bonds (Redevelopment Project AB)	0.000%	8/1/29	1,000	862
	California Community Choice Financing Authority Revenue PUT	4.000%	12/1/27	500	504
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/28	3,745	3,758
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/28	7,330	7,716
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	1,385	1,446
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	8,340	8,730
	California Community Choice Financing Authority Revenue PUT	5.250%	4/1/30	8,000	8,485
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/30	3,655	3,936
	California Community Choice Financing Authority Revenue PUT	5.000%	3/1/31	5,575	5,892
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/31	2,810	2,808
	California Community Choice Financing Authority Revenue PUT	5.000%	4/1/32	6,000	6,381
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/32	3,630	3,801
	California Community Choice Financing Authority Revenue PUT	5.000%	9/1/32	10,000	10,770
	California Community Choice Financing Authority Revenue PUT	5.000%	9/1/32	4,100	4,376
	California Community Choice Financing Authority Revenue PUT	5.000%	10/1/32	4,790	5,055
	California Community Choice Financing Authority Revenue PUT	5.000%	11/1/32	3,750	3,994
	California Community Choice Financing Authority Revenue PUT	5.000%	12/1/32	12,500	13,111
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/33	9,430	10,228
	California Community Choice Financing Authority Revenue PUT	5.000%	5/1/35	4,470	4,696
	California Educational Facilities Authority Revenue	5.250%	10/1/34	1,000	1,074
	California GO	5.000%	10/1/26	1,000	1,033
	California GO	5.000%	4/1/27	2,000	2,085
	California GO	5.000%	4/1/27	1,000	1,043
	California GO	3.500%	8/1/27	1,515	1,538
	California GO	5.000%	10/1/27	1,000	1,052
	California GO	5.000%	8/1/28	1,000	1,067
	California GO	5.000%	8/1/28	1,710	1,824
	California GO	5.000%	10/1/28	1,000	1,070
	California GO	5.000%	9/1/29	455	467
	California GO	5.000%	11/1/29	5,000	5,423
	California GO	5.000%	9/1/30	5,000	5,489
	California GO	4.000%	8/1/31	1,675	1,690
	California GO	5.000%	8/1/31	1,000	1,111
	California GO	5.000%	8/1/31	1,500	1,666
	California GO	5.000%	4/1/32	2,500	2,679
	California GO	5.000%	8/1/32	1,635	1,828
	California GO	5.000%	10/1/32	20	20
	California GO	4.000%	8/1/33	1,520	1,529
	California GO	5.000%	8/1/33	2,865	2,925
	California GO	4.000%	9/1/33	2,000	2,013
	California GO	3.000%	10/1/34	2,725	2,615
	California GO	5.000%	3/1/35	2,000	2,146
	California GO	3.000%	10/1/35	1,815	1,718
	California GO	4.000%	3/1/36	1,000	1,015
	California GO	5.000%	4/1/36	5,000	5,312
	California GO	5.000%	9/1/36	1,000	1,020
	California GO	5.000%	8/1/39	1,250	1,381
	California GO	5.000%	9/1/39	1,250	1,376
	California GO	5.000%	9/1/41	1,000	1,089
	California GO	5.000%	10/1/42	1,500	1,568
	California GO	5.000%	9/1/43	2,500	2,700
	California GO	5.000%	9/1/43	3,000	3,250
	California GO	5.000%	8/1/44	1,000	1,081
	California GO	5.250%	8/1/44	1,000	1,102
	California GO	5.000%	9/1/44	1,500	1,617
	California Health Facilities Financing Authority Revenue PUT	5.000%	11/1/29	5,000	5,411
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/28	1,000	1,055
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	12/1/31	2,000	2,166
	California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	5.000%	9/1/28	1,000	1,035
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/37	1,000	994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25	895	900
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,036
	California Housing Finance Agency Ltd. Multifamily Revenue	4.100%	9/1/40	1,000	956
	California Housing Finance Agency Ltd. Multifamily Revenue	4.100%	9/1/40	1,000	956
	California Housing Finance Agency Municipal Certificates Revenue	4.000%	3/20/33	3,169	3,170
	California Housing Finance Agency Municipal Certificates Revenue	4.250%	1/15/35	533	534
	California Housing Finance Agency Municipal Certificates Revenue	3.750%	3/25/35	2,476	2,421
	California Housing Finance Agency Municipal Certificates Revenue	3.500%	11/20/35	1,408	1,344
	California Housing Finance Agency Municipal Certificates Revenue	3.250%	8/20/36	3,126	2,861
	California Housing Finance Agency Municipal Certificates Revenue	4.375%	9/20/36	492	488
[13]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	529
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/28	1,000	902
	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	5.000%	10/1/26	6,560	6,747
	California Municipal Finance Authority Multifamily Tax-Exempt Bonds Revenue (Terry Manor Apartments)	4.200%	8/1/40	995	971
[5]	California Public Finance Authority Senior Living Revenue	6.200%	6/1/44	1,000	960
	California State Department of Water Resources Central Valley Project Revenue	5.000%	12/1/30	5,425	6,095
	California State Public Works Board Lease Revenue (May Lee State Office Complex)	5.000%	4/1/42	1,000	1,082
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/26	1,000	1,037
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/28	1,000	1,072
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/30	1,000	1,097
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/31	500	555
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/36	1,000	1,122
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,072
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	1.750%	9/1/29	1,000	888
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	4.500%	11/1/33	500	507
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	1,000	1,082
[5]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	406
	Central CA Valley Energy Authority Commodity Supply Revenue PUT	5.000%	8/1/35	5,405	5,849
[6]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	806
	Chino Valley Unified School District GO	0.000%	8/1/31	600	480
[5]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/46	1,490	1,158
[5]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/47	800	658
[5]	CSCDA Community Improvement Authority Revenue	3.500%	5/1/47	500	422
	Fairfield-Suisun CA Unified School District GO	0.000%	2/1/29	2,000	1,779
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.200%	1/15/29	1,390	1,548
	Golden State Tobacco Securitization Corp. California Revenue ETM	5.000%	6/1/25	500	502
[12]	Golden State Tobacco Securitization Corp. California Revenue ETM	0.000%	6/1/27	2,070	1,947
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	2,000	2,181
	Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/27	110	112
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	615	639
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	55	57
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	375	390
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	45	47
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	50	52
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	115	120
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	155	161
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	60	62
	Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/28	85	87
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28	260	272
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28	700	739
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28	65	67
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28	90	95
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28	60	63
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28	180	190
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28	2,230	2,354
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28	45	48
	Los Angeles CA Department of Water & Power Revenue	4.000%	7/1/29	300	309
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	670	716
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	125	129
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	500	522
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	55	58
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	305	324

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	280	297
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	70	72
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	45	48
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	30	32
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	40	43
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	80	86
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	395	422
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	165	176
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	265	283
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	735	767
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	155	164
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	405	438
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	1,120	1,211
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	250	265
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	165	179
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	85	89
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	135	146
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	50	55
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	65	69
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	195	206
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	1,515	1,653
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	855	890
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	265	290
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	10	11
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	60	66
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	115	126
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	1,500	1,637
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	2,600	2,838
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	265	281
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	155	163
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	30	32
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	75	78
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	70	74
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	140	154
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	240	264
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	450	495
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	1,610	1,771
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,440	1,473
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	250	256
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	30	33
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	95	105
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	320	354
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	195	213
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	30	33
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	130	144
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	85	94
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	230	254
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	760	790
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	120	126
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	35	39
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	80	83
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	1,000	1,090
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	55	60
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	65	72
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	940	1,044
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,380
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	95	99
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	155	171
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	160	176
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	145	156
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	45	49
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	175	192
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,006
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	1,756
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	100	108
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,080
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	300	328
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	30	32
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	170	180
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	160	174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	50	55
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	300	330
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,015
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,183
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	270	287
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	25	27
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	40	43
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	305	333
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	55	60
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	80	85
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	120	128
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	240	259
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	350	380
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	95	103
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	507
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	2,628
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	120	127
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	105	112
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	440	471
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	170	182
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	175	190
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	160	171
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	60	65
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	405	424
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	1,220	1,293
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	270	289
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	550	594
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	110	117
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	85	91
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	115	124
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	245	263
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	55	59
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	330	344
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	25	27
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	160	168
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	120	128
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	325	339
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	10	11
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,000	1,060
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,000	1,060
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	10	11
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	50	53
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	535	570
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	70	73
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	20	21
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	1,000	1,007
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	80	84
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	40	42
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	20	21
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	195	205
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	1,000	1,049
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	165	172
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	60	63
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	70	74
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	295	311
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/44	1,150	1,205
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46	1,540	1,580
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,467
[3,5]	Los Angeles CA Multifamily Mortgage Revenue TOB VRDO	3.800%	4/1/25	2,795	2,795
	Los Angeles CA Unified School District GO	5.000%	7/1/29	1,000	1,094
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,600	1,776
	Los Angeles CA Unified School District GO	5.000%	7/1/31	2,000	2,247
	Los Angeles CA Unified School District GO	5.000%	7/1/32	1,500	1,703
	Los Angeles CA Unified School District GO	5.000%	7/1/33	2,000	2,289
	Los Angeles CA Unified School District GO	5.000%	7/1/34	1,000	1,154
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	1,809
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	1,000	1,033
	Los Angeles County CA Community Facilities District No. 2021-01	5.000%	9/1/42	2,100	2,158
[10]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,041
	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	10/1/29	1,000	1,104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Milpitas CA Redevelopment Agency Successor Tax Allocation Refunding Bonds (Redevelopment Project Area No.1 2015)	5.000%	9/1/31	1,130	1,138
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	667
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	532
	Northern California Energy Authority Commodity Supply Revenue PUT	5.000%	8/1/30	10,725	11,342
[7]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	986
[7]	Palomar Pomerado Health California GO	0.000%	8/1/30	2,000	1,587
[7]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	532
	Peralta CA Community College District Election GO	5.250%	8/1/42	1,000	1,087
[8]	Peralta CA Community College District GO	5.000%	8/1/32	1,000	1,124
[6]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,370	1,400
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/37	2,000	2,201
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/39	2,000	2,172
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	1,974
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	1,984
[11]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,460
	San Diego CA Housing Authority Multi Family Housing Revenue (Sea Breeze Gardens)	4.200%	6/1/40	995	964
[6]	San Diego CA Unified School District GO	5.500%	7/1/27	520	554
	San Diego CA Unified School District GO	0.000%	7/1/28	220	199
	San Diego CA Unified School District GO	0.000%	7/1/30	250	210
	San Diego CA Unified School District GO	0.000%	7/1/44	1,000	422
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	299
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	80	75
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	100	93
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	63
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	60	54
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	150	136
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	52
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	200	175
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	240	210
	San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/30	3,645	3,819
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,001
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,075
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/43	1,000	1,080
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/44	1,500	1,623
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue PUT	4.000%	10/1/29	1,000	1,039
	San Joaquin Valley CA Clean Energy Authority Project Revenue PUT	5.500%	7/1/35	4,740	5,288
[12]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	1,072
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	1,002
	Santa Paula CA Special Tax Harvest Community Facilities Bonds	4.000%	9/1/42	600	548
[8]	South San Francisco CA Unified School District GO	5.000%	9/1/33	1,150	1,298
	Southern California Public Power Authority Revenue (Apex Power Project)	5.000%	7/1/30	250	270
	Southern California Public Power Authority Revenue (Apex Power Project)	5.000%	7/1/33	275	304
	Southern California Public Power Authority Revenue (Clean Energy Project) PUT	5.000%	9/1/30	7,725	8,106
	Southern California Public Power Authority Revenue (Windy Flats Project)	5.000%	7/1/29	45	48
	Southern California Public Power Authority Transmission System Renewal Project Revenue	5.000%	7/1/27	55	57
	Southern California Public Power Authority Transmission System Renewal Project Revenue	5.000%	7/1/29	65	69
	Southern California Public Power Authority Transmission System Renewal Project Revenue	5.000%	7/1/44	100	105
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,008
[11]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	972
	University of California Revenue	5.000%	5/15/29	2,000	2,174
	University of California Revenue	5.000%	5/15/31	1,500	1,678
	University of California Revenue	4.000%	5/15/34	1,000	1,011
	University of California Revenue	5.000%	5/15/34	1,000	1,132
	University of California Revenue	4.000%	5/15/35	2,000	2,019
	University of California Revenue	5.000%	5/15/35	1,620	1,703
	University of California Revenue	5.000%	5/15/35	1,165	1,224
	University of California Revenue	5.000%	5/15/37	1,005	1,138
	University of California Revenue	5.000%	5/15/37	2,340	2,649
	University of California Revenue	5.000%	5/15/38	1,975	2,212
	University of California Revenue	5.000%	5/15/38	1,670	1,871
	University of California Revenue	5.000%	5/15/39	1,135	1,266
	University of California Revenue	4.000%	5/15/41	1,740	1,732
	University of California Revenue	4.000%	5/15/41	5,000	4,966
	University of California Revenue	5.000%	5/15/41	2,000	2,165
	University of California Revenue	5.000%	5/15/41	1,000	1,091
	University of California Revenue	5.000%	5/15/42	1,000	1,084
	University of California Revenue	5.000%	5/15/42	1,000	1,084
	University of California Revenue	5.000%	5/15/42	1,590	1,735
	University of California Revenue	5.000%	5/15/43	1,000	1,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,13]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	884
[11]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	850
					433,247
Colorado (0.9%)
	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,449
	Adams 12 Five Star Schools CO GO	5.000%	12/15/30	1,675	1,726
	Adams County CO COP	5.000%	12/1/31	650	658
	Arapahoe County CO School District No. 5 Cherry Creek GO	4.000%	12/15/37	2,000	1,985
	Arapahoe County CO School District No. 5 Cherry Creek GO	5.250%	12/15/41	525	584
	Arapahoe County CO School District No. 5 Cherry Creek GO	5.250%	12/15/42	1,575	1,734
	Arapahoe County CO School District No. 6 Littleton GO	5.500%	12/1/43	1,000	1,047
	Aurora CO Water Revenue Prere.	5.000%	8/1/26	1,645	1,693
[7]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/33	1,000	1,079
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/43	1,500	1,659
	Broomfield CO Water Activity Enterprise Revenue	4.000%	12/1/43	1,000	949
[10]	Canyons Metropolitan District No. 5 CO Ltd. Tax GO	5.000%	12/1/33	250	275
	Colorado Building Excellent Schools COP	5.000%	3/15/32	1,000	1,047
	Colorado COP	4.000%	12/15/33	1,235	1,246
	Colorado COP	4.000%	12/15/34	1,800	1,808
	Colorado COP	6.000%	12/15/36	1,000	1,173
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/36	175	165
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	505
	Colorado Health Facilities Authority Hospital Revenue PUT	5.000%	11/15/28	1,000	1,065
	Colorado Health Facilities Authority Hospital Revenue (Adventhealth Obligated Group)	5.000%	11/15/39	1,000	1,099
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,057
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	983
	Colorado Health Facilities Authority Hospital Revenue (Frasier Project)	4.000%	5/15/36	1,515	1,448
	Colorado Health Facilities Authority Revenue	4.000%	1/1/35	1,000	1,002
[8]	Colorado Health Facilities Authority Revenue	5.125%	12/1/45	1,000	1,031
	Colorado Health Facilities Authority Revenue Prere.	5.000%	11/19/26	95	98
	Colorado Health Facilities Authority Revenue PUT	5.000%	11/19/26	935	963
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	12/1/39	1,000	1,066
	Colorado Health Facilities Authority Revenue (Intermountain Health)	5.000%	5/15/33	1,000	1,102
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/17/26	1,500	1,536
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/15/28	1,170	1,236
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,517
	Colorado Higher Education Health Sciences Facilities COP	5.000%	11/1/35	555	619
[3,5]	Colorado Housing & Finance Authority Multifamily Revenue (Windsor Court Project) TOB VRDO	3.850%	4/1/25	1,950	1,950
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/50	1,290	1,274
	Colorado School of Mines Institutional Enterprise Revenue	5.000%	12/1/42	4,000	4,248
[6]	Colorado Science & Technology Park Metropolitan District No. 1 Special Revenue	5.000%	12/1/33	1,000	1,083
[6]	Colorado Science & Technology Park Metropolitan District No. 1 Special Revenue	5.000%	12/1/34	750	810
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	801
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	396
	Denver CO City & County Airport Revenue	5.000%	11/15/40	575	616
	Denver CO City & County Board Water Commissioners Water Revenue	5.000%	9/15/41	1,115	1,215
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,713
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	425
	Denver CO City & County Dedicated Tax Revenue	4.000%	8/1/43	1,000	944
	Denver CO City & County GO	4.000%	8/1/42	2,045	1,992
	Denver CO City & County School District No. 1 GO	4.000%	12/1/31	1,000	1,002
	Denver CO City & County School District No. 1 GO	5.000%	12/1/33	5,000	5,141
	Denver CO City & County School District No. 1 GO	5.000%	12/1/34	1,125	1,285
	Denver CO City & County School District No. 1 GO	5.000%	12/1/36	2,000	2,049
	Denver CO City & County School District No. 1 GO	5.250%	12/1/42	3,000	3,305
[11]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,718
[11]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	758
	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/40	1,000	501
	E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/40	500	543
	Garfield, Pitkin, & Eagle County CO School District GO Prere.	4.000%	12/15/25	1,000	1,009
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	3,560
[6]	Midcities Metropolitan District No. 2 Revenue Refunding Bonds	4.000%	12/1/46	790	723
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	2,240	2,635
	Regional Transportation District of Colorado Private Activity Revenue	4.000%	7/15/39	1,325	1,267
	Sterling Ranch CO Community Authority Board Supported Revenue	6.500%	12/1/42	1,000	1,055
	Sterling Ranch Community Authority Board CO Supported Revenue	3.750%	12/1/40	500	445
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/25	500	496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Weld County CO School District No. 6 Greeley GO	5.000%	12/1/40	2,500	2,615
	Weld County CO School District No. RE 002 GO	5.000%	12/1/36	2,325	2,461
					86,639
Connecticut (0.6%)
	Connecticut GO	5.000%	5/15/25	1,000	1,003
	Connecticut GO	5.000%	2/15/27	1,000	1,042
	Connecticut GO	5.000%	4/15/28	1,000	1,063
	Connecticut GO	5.000%	11/15/31	865	963
	Connecticut GO	5.000%	11/15/32	1,705	1,912
	Connecticut GO	3.000%	1/15/33	270	255
	Connecticut GO	5.000%	11/15/33	1,500	1,694
	Connecticut GO	5.000%	11/15/34	1,500	1,703
	Connecticut GO	4.000%	3/15/35	5,000	4,950
	Connecticut GO	3.000%	1/15/38	2,345	2,007
	Connecticut GO	5.000%	1/15/39	2,800	3,047
	Connecticut GO	5.000%	4/15/39	1,650	1,721
	Connecticut GO	4.000%	6/15/39	300	297
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,012
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,313
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/32	1,600	1,657
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/35	650	645
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/36	800	788
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	577
	Connecticut Health & Educational Facilities Authority Revenue (Yale New Haven)	5.000%	7/1/32	1,000	1,107
	Connecticut Health & Educational Facilities Authority Revenue (Yale New Haven) PUT	5.000%	7/1/29	1,000	1,067
	Connecticut Health & Educational Facilities Authority Revenue (Yale University)	5.000%	7/1/35	2,000	2,306
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	493
	Connecticut Housing Finance Authority Revenue	6.000%	11/15/54	980	1,072
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	1,908
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/29	1,500	1,624
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,050
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	5/1/35	1,000	1,073
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/35	1,000	1,133
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/38	1,000	1,093
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/41	2,000	2,130
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/41	1,885	2,042
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/42	1,420	1,524
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/43	2,000	2,131
	Connecticut Transmission Municipal Electric Energy Cooperative Revenue	5.000%	1/1/38	680	725
[5]	Harbor Point CT Infrastructure Improvement District SO Revenue	5.000%	4/1/30	1,100	1,113
[5]	New Canaan CT Housing Authority Multifamily Housing Revenue	6.000%	6/1/35	1,000	999
[10]	New Haven Connecticut GO	5.000%	8/1/28	500	531
[10]	New Haven Connecticut GO	5.000%	8/1/37	1,000	1,078
	Norwalk CT GO	4.000%	8/15/41	695	697
	Norwalk CT Housing Authority Multifamily Revenue (Monterey Village Apartments)	4.400%	9/1/42	1,000	980
[8]	Stamford CT Housing Authority Revenue (Mozaic Concierge Living Project)	4.750%	10/1/32	450	452
[8]	Stamford CT Housing Authority Revenue (Mozaic Concierge Living Project)	6.000%	10/1/40	200	206
	University of Connecticut Revenue	5.000%	2/15/27	635	636
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,054
					57,873
Delaware (0.1%)
[5]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	2,460	1,962
	Delaware GO	4.000%	5/1/42	2,500	2,425
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/30	600	616
	Delaware Health Facilities Authority Revenue (Christiana Care Health System)	5.000%	10/1/37	1,000	1,048
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,277
	Delaware State Economic Development Authority Revenue (NRG Energy Projects) PUT	1.250%	10/1/25	650	641
	University of Delaware Bonds Revenue	5.000%	11/1/37	1,700	1,781
	University of Delaware Bonds Revenue	5.000%	11/1/40	500	559
[3]	University of Delaware Bonds Revenue VRDO	3.550%	4/1/25	4,000	4,000
					14,309
District of Columbia (0.3%)
	District of Columbia GO	5.000%	6/1/27	1,000	1,046
	District of Columbia GO	5.000%	12/1/31	2,180	2,429
	District of Columbia GO	5.000%	1/1/39	1,000	1,079
	District of Columbia GO	5.000%	8/1/42	1,800	1,925
	District of Columbia GO	5.000%	8/1/44	1,145	1,213
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,008

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Housing Finance Agency Multifamily Revenue	4.800%	6/1/45	260	256
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/30	1,355	1,487
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	10/1/36	1,000	1,111
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	5/1/39	1,000	1,078
	District of Columbia Income Tax Revenue (Tax-Exempt)	4.000%	5/1/40	1,760	1,744
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	7/1/40	3,000	3,199
	District of Columbia Income Tax Revenue (Tax-Exempt)	5.000%	3/1/44	3,000	3,088
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/39	1,460	1,195
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/40	1,000	984
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,125	1,139
[7]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/36	525	329
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,240	2,359
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	704
[10]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,915	1,137
[10]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,000	550
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	957
[6]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/40	500	251
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,124
	Washington DC Convention & Sports Authority Dedicated Tax Revenue	4.000%	10/1/34	1,115	1,127
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/27	100	105
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/28	100	107
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/39	685	739
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/41	805	860
					34,330
Florida (2.3%)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	305	301
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	615	607
[6]	Bay County FL School Board COP	4.000%	7/1/38	1,285	1,259
	Bay County FL School Board COP	5.500%	7/1/41	1,450	1,557
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/31	1,415	1,533
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/40	1,000	1,055
	Broward County FL Convention Center Hotel First Tier Revenue	5.000%	1/1/38	3,460	3,689
	Broward County FL School COP	5.000%	7/1/36	1,000	1,085
	Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/39	1,000	1,047
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/30	500	525
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/33	540	559
[5]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/31	495	442
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	403
[6]	Central FL Expressway Authority Revenue	2.500%	7/1/40	1,000	734
	Central FL Expressway Authority Revenue Prere.	4.000%	7/1/26	1,015	1,029
[7]	Central Florida Expressway Authority Revenue	5.000%	7/1/32	1,000	1,116
[7]	Central Florida Expressway Authority Revenue	5.000%	7/1/33	1,000	1,124
[7]	Central Florida Expressway Authority Revenue	5.000%	7/1/34	1,000	1,130
	Davie FL Educational Facilities Revenue	5.000%	4/1/38	1,000	1,026
	Doral FL Parks & Recreation Projects GO	4.000%	7/1/37	1,585	1,587
	Duval County FL School Board COP	5.000%	7/1/32	1,250	1,255
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	956
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,075	1,109
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/34	1,980	2,059
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,561
[5]	Florida Development Finance Corp. Educational Facilities Revenue (Cornerstone Classical Academy Inc. Project)	5.250%	6/1/44	155	155
[5]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/29	410	383
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/29	400	410
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/30	850	869
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/30	435	434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Healthcare Facilities Revenue (Tampa General Hospital Project)	5.000%	8/1/39	2,500	2,629
	Florida Development Finance Corp. Healthcare Facilities Revenue (UF Health Jacksonville Project)	5.000%	2/1/36	1,105	1,138
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	759
	Florida Higher Educational Facilities Financial Authority Revenue (Rollins College Projects)	4.000%	12/1/36	1,750	1,756
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/27	1,000	1,024
	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/28	1,125	1,151
	Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	2,500	2,510
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	2,823
	Florida Municipal Power Agency Revenue	3.000%	10/1/33	1,000	909
	Florida State Board of Education Public Capital Outlay Bonds GO	4.000%	6/1/30	1,965	1,979
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/26	5,000	5,138
	Florida State Department of Transportation Turnpike Authority Revenue	5.000%	7/1/30	5,500	6,022
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/41	2,000	1,978
	Florida State Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,003
	Florida State Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,391
	Florida State Turnpike Authority Revenue	3.000%	7/1/35	150	137
	Florida State Turnpike Authority Revenue	4.000%	7/1/44	1,465	1,379
[6]	Florida State Utility Authority Revenue (North Fort Myers Utility System)	4.000%	10/1/37	1,040	1,027
	Fort Lauderdale FL Water & Sewer Revenue (Enabling Works Project)	5.000%	9/1/40	1,900	2,051
	Fort Myers FL Utility System Refunding Revenue	4.000%	10/1/44	1,590	1,482
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/41	210	180
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/29	1,545	1,670
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/34	1,610	1,799
	Hillsborough County FL Industrial Development Authority Health System Revenue (Baycare Health System)	5.000%	11/15/43	1,860	1,973
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/28	500	496
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	1,937
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,004
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,541
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,215
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,123
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,576
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,476
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,666
	JEA FL Electric System Revenue	4.000%	10/1/36	3,000	2,990
	JEA FL Water & Sewer System Revenue	5.000%	10/1/43	1,000	1,065
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,077
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,519
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/42	1,525	1,603
	Lee County FL Housing Finance Authority Multifamily Revenue	4.550%	1/1/40	994	989
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/30	465	468
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	5.000%	11/15/44	375	379
	Lee County FL Industrial Development Authority Hospital Revenue	5.000%	4/1/36	1,750	1,816
[4]	Lee County FL Industrial Development Authority Hospital Revenue, SOFR + 0.850%	5.000%	4/1/39	1,655	1,701
[6]	Marion County FL School Board COP	5.000%	6/1/36	5,000	5,542
[6]	Marion County FL School Board COP	5.250%	6/1/44	3,000	3,208
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,001
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,027
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,041
	Miami FL SO Non-AD Valorem Revenue (New Administrative Building)	5.000%	3/1/39	3,500	3,758
[5,6]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,386
[5,6]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,032
	Miami-Dade County FL Aviation Revenue	5.000%	10/1/29	475	511
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	1,884
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,017
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/36	1,000	1,011
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,182
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/33	1,000	1,109
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/34	705	705
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/34	1,440	1,603
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/35	1,500	1,671
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.250%	4/1/41	1,500	1,628
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.250%	4/1/44	1,500	1,602
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/45	1,000	1,043
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	831

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL GO	5.000%	7/1/30	2,000	2,010
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Niklaus Children's Hospital Project)	4.000%	8/1/33	1,290	1,304
	Miami-Dade County FL Housing Finance Authority Multifamily Revenue PUT	3.400%	1/1/28	450	450
	Miami-Dade County FL Multi-Family Housing Revenue PUT	5.000%	9/1/25	1,500	1,510
	Miami-Dade County FL Public Facilities Revenue	5.000%	6/1/30	1,000	1,032
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,087
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/39	395	390
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/40	1,605	1,558
	Miami-Dade County FL SO Revenue	0.000%	10/1/34	1,000	691
	Miami-Dade County FL SO Revenue	5.000%	4/1/37	1,255	1,321
	Miami-Dade County FL SO Revenue	0.000%	10/1/38	2,265	1,277
	Miami-Dade County FL SO Revenue	0.000%	10/1/39	1,750	934
	Miami-Dade County FL SO Revenue	5.000%	4/1/43	3,855	4,053
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/31	1,400	1,408
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/38	2,155	2,049
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,026
	North Sumter County FL Utility Dependent District Solid Waste Revenue	4.000%	10/1/33	1,965	2,026
	North Sumter County FL Utility Dependent District Utility Revenue	4.000%	10/1/35	2,125	2,161
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/37	2,505	2,648
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/43	1,000	1,028
	Okaloosa County FL School Board COP	5.000%	10/1/26	785	810
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,544
	Orange County FL Health Facilities Authority Revenue (Orlando Health Obligated Group)	5.000%	10/1/46	1,165	1,206
	Orange County FL Housing Finance Authority Multifamily Revenue PUT	3.350%	7/1/28	1,470	1,468
	Orange County FL School Board COP Prere.	5.000%	8/1/26	6,105	6,272
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/26	1,400	1,447
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/36	750	810
[6]	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	1,535	1,606
	Orlando FL Utilities Commission System Revenue	5.000%	10/1/28	1,100	1,181
	Orlando FL Utilities Commission System Revenue	5.000%	10/1/43	1,000	1,076
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/28	1,335	1,196
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	524
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,356
	Palm Beach County FL Educational Facilities Authority Revenue (Atlantic University Inc.)	5.000%	10/1/43	500	495
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Jupiter Medical Center Project)	5.000%	11/1/33	360	379
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,549
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,508
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	4.000%	6/1/36	260	243
	Parrish Lakes FL Community Development District Revenue	5.000%	5/1/31	200	199
[5]	Pasco County FL Revenue	5.000%	7/1/30	2,500	2,685
[6]	Pasco County FL Revenue	5.500%	9/1/41	2,500	2,693
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,198
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,001
	Sarasota County FL Utility System Revenue	5.000%	10/1/40	2,500	2,612
	Sarasota County FL Utility System Revenue	5.250%	10/1/42	1,685	1,817
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,024
	South Broward FL Hospital District Revenue	3.000%	5/1/40	1,960	1,685
	South FL Water Management District COP	5.000%	10/1/32	5,190	5,282
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/30	500	518
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,184
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/42	2,500	2,359
	St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/36	1,000	897
[6]	St. Johns County FL School Board COP	5.000%	7/1/41	1,810	1,922
	Tampa Bay FL Water Regional Supply Authority Utility System Revenue	5.000%	10/1/44	1,745	1,865
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,095
	Tampa FL Non-AD Valorem Improvement Revenue (Sustainable Bonds)	3.000%	10/1/35	2,000	1,838
	Tampa FL Water & Wastewater System Revenue	5.000%	10/1/40	1,625	1,784
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	212
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	264
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,004
	Village Community FL Development District No. 13 Florida Special Assessment Revenue	2.850%	5/1/36	855	727
[5]	Village Community FL Development District No.15 Florida Special Assessment Revenue	4.000%	5/1/34	1,000	983
[5]	Village Community FL Development District No.15 Florida Special Assessment Revenue	4.850%	5/1/38	500	512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	892
					231,225
Georgia (1.9%)
	Albany-Dougherty County GA Hospital Authority Revenue	5.000%	9/1/39	1,500	1,586
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	999
	Atlanta GA Airport Passenger Facility Charge Subordinate Lien General Revenue	5.000%	7/1/40	1,500	1,605
	Atlanta GA Airport Revenue	5.000%	7/1/40	1,015	1,095
	Atlanta GA GO	5.000%	12/1/40	5,500	5,931
[10]	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33	1,000	1,125
	Atlanta GA Water & Wastewater Revenue Prere.	5.000%	11/1/27	1,320	1,393
	Bartow County GA Development Authority Pollution Control Revenue PUT	3.950%	3/8/28	1,000	1,020
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/26	215	216
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/27	500	501
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/29	415	412
	Burke County GA Development Authority Pollution Control Revenue Bonds (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/30	1,235	1,231
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/42	1,000	1,047
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,106
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	835
	Dalton GA Utilities Revenue	4.000%	3/1/37	1,450	1,425
	DeKalb County GA Housing Authority Multi Family Revenue (Avenues of North Decatur)	4.125%	12/1/34	575	561
	DeKalb County GA Housing Authority Multi Family Revenue (Kensington Station Project)	4.000%	12/1/33	815	802
	DeKalb County GA Housing Authority Multi Family Revenue (Montreal Project)	4.000%	3/1/34	2,000	1,951
	DeKalb County GA Housing Authority Multi Family Revenue (Park 500 Project)	4.000%	3/1/34	2,000	1,958
	Fayette County GA Development Authority Revenue	5.000%	10/1/32	750	807
	Fayette County GA Development Authority Revenue	5.000%	10/1/39	1,000	1,053
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,571
[5]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/41	1,050	937
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/30	1,000	1,088
	Georgia GO	5.000%	2/1/26	4,280	4,363
	Georgia GO	5.000%	7/1/26	1,340	1,379
	Georgia GO	5.000%	7/1/28	5,000	5,348
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	360
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,616
	Gwinnett County GA School District GO	5.000%	8/1/26	2,000	2,062
	Gwinnett County GA School District GO	5.000%	2/1/28	500	501
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	3/1/29	175	184
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	5/15/36	250	261
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	4.000%	12/1/29	6,440	6,464
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/30	14,275	14,989
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/30	7,745	8,088
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/30	8,145	8,581
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/30	6,285	6,580
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	4/1/31	4,235	4,488
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/31	7,575	8,015
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/31	3,945	4,186
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/31	6,470	6,806
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/32	2,965	3,159
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/32	3,210	3,425
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	12/1/32	11,835	12,517
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	675	700
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	5/15/39	350	325
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	295	296
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/28	3,890	3,904
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	5.000%	6/1/29	5,255	5,458
	Main Street Natural Gas Inc. Georgia Gas Supply Revenue PUT	4.000%	9/1/27	2,680	2,702
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/37	1,000	886
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/41	2,665	2,185
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/39	2,050	1,754
	Milledgeville & Baldwin County GA Development Authority Revenue (Georgia College & State University Projects)	5.000%	6/15/31	600	655

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,000	1,007
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,532
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/27	1,150	1,188
[10]	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,495	1,528
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	1,877
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,000	1,019
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/33	1,130	1,188
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/38	1,000	1,069
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,260
[3,5,10]	Municipal Electric Authority Georgia Revenue TOB VRDO	3.670%	4/1/25	1,520	1,520
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/34	1,100	1,147
[6]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	7/1/35	500	545
[6]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	7/1/39	500	537
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	600
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	810	840
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	800	822
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/32	500	524
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/33	180	188
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/36	600	622
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	7/1/41	1,190	1,254
	Paulding County GA Hospital Authority Revenue (Wellstar Health System Inc.)	5.000%	4/1/42	1,700	1,770
[5]	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/33	2,500	2,754
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	842
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/40	400	435
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/41	830	897
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/42	850	913
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/43	1,000	1,069
	Rockdale County GA Public Facilities Authority Revenue	5.000%	1/1/44	1,000	1,064
[5]	Savannah GA Hospital Authority Revenue (St. Joseph's/Candler Health System Inc.)	5.500%	7/1/27	1,000	1,047
	Valdosta & Lowndes County GA Hospital Authority Revenue (South Georgia Medical Center Project)	5.000%	10/1/43	2,500	2,660
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,104
					189,314
Guam (0.1%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	742
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/29	865	871
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/36	900	868
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/42	805	745
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/32	1,000	1,083
	Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/34	700	761
	Guam Power Authority Revenue	5.000%	10/1/30	2,060	2,194
	Guam Power Authority Revenue	5.000%	10/1/32	1,000	1,076
	Guam Power Authority Revenue	5.000%	10/1/35	150	161
	Guam Power Authority Revenue	5.000%	10/1/38	405	412
	Guam Power Authority Revenue	5.000%	10/1/39	270	285
	Guam Power Authority Revenue	5.000%	10/1/40	250	263
	Guam Power Authority Revenue	5.000%	10/1/44	120	122
					9,583
Hawaii (0.1%)
	Hawaii GO	5.000%	8/1/29	595	596
	Hawaii GO	5.000%	1/1/36	4,115	4,266
[8]	Hawaii State Airports System Revenue	5.000%	7/1/41	1,700	1,838
	Honolulu HI City & County GO	5.000%	7/1/28	895	956
	Honolulu HI City & County Multifamily Revenue PUT	5.000%	6/1/26	245	250
[8]	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/33	895	1,009
[8]	Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/36	1,725	1,946
	Kauai County HI Community Facilities District Special Tax Revenue	4.375%	5/15/42	1,100	988
	Maui County HI GO	2.000%	3/1/41	1,000	652
					12,501
Idaho (0.2%)
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/41	2,000	2,143
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	1,681
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/43	1,045	1,096
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/32	1,000	1,082
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/35	1,000	1,091
[3]	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project) VRDO	3.650%	4/1/25	6,400	6,400
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/42	1,450	1,576
	Idaho Housing & Finance Association Single Family Mortgage Revenue	6.000%	7/1/54	990	1,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho State Building Authority Sales Tax Revenue	5.000%	6/1/30	1,290	1,416
	Idaho State Building Authority Sales Tax Revenue	5.000%	6/1/33	1,290	1,453
					19,021
Illinois (3.1%)
	Champaign IL GO	4.000%	12/15/41	1,505	1,436
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	6.100%	4/1/36	500	518
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.250%	4/1/39	1,000	1,059
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/41	500	517
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.500%	4/1/43	1,000	1,059
	Chicago IL Board of Education GO	7.000%	12/1/26	500	509
[11]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	862
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,183
[11]	Chicago IL Board of Education GO	0.000%	12/1/29	520	428
[11]	Chicago IL Board of Education GO	0.000%	12/1/30	1,475	1,161
[6]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,295
	Chicago IL Board of Education GO	5.000%	12/1/30	500	513
[11]	Chicago IL Board of Education GO	0.000%	12/1/31	1,550	1,162
	Chicago IL Board of Education GO	5.500%	12/1/31	1,600	1,702
	Chicago IL Board of Education GO	5.000%	12/1/32	1,000	1,023
	Chicago IL Board of Education GO	5.000%	12/1/34	100	99
	Chicago IL Board of Education GO	5.000%	12/1/34	1,000	1,016
	Chicago IL Board of Education GO	5.000%	12/1/34	385	395
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,226
	Chicago IL Board of Education GO	5.250%	12/1/35	1,500	1,556
	Chicago IL Board of Education GO	5.250%	12/1/36	1,000	1,032
	Chicago IL Board of Education GO	4.000%	12/1/37	1,000	917
	Chicago IL Board of Education GO	5.500%	12/1/37	1,200	1,253
	Chicago IL Board of Education GO	4.000%	12/1/38	1,000	907
	Chicago IL Board of Education GO	5.500%	12/1/38	1,400	1,459
	Chicago IL Board of Education GO	4.000%	12/1/42	2,000	1,714
[5]	Chicago IL Board of Education GO	7.000%	12/1/42	500	527
	Chicago IL Board of Education Revenue	5.000%	4/1/36	1,270	1,296
	Chicago IL GO	5.000%	1/1/28	930	961
	Chicago IL GO	5.000%	1/1/29	1,500	1,562
	Chicago IL GO	5.000%	1/1/31	1,500	1,563
	Chicago IL GO	5.000%	1/1/31	1,170	1,233
	Chicago IL GO	4.000%	1/1/32	445	441
	Chicago IL GO	5.000%	1/1/33	2,790	2,960
	Chicago IL GO	5.000%	1/1/34	1,535	1,630
	Chicago IL GO	4.000%	1/1/35	500	479
	Chicago IL GO	5.500%	1/1/35	1,000	1,039
	Chicago IL GO	5.250%	1/1/38	1,000	1,046
[11]	Chicago IL GO	0.000%	1/1/39	1,600	831
	Chicago IL GO	5.500%	1/1/39	1,000	1,054
	Chicago IL GO	5.500%	1/1/39	1,000	1,060
	Chicago IL GO	5.500%	1/1/40	1,000	1,053
	Chicago IL GO	5.000%	1/1/42	1,045	1,066
	Chicago IL GO	5.000%	1/1/43	1,450	1,473
	Chicago IL GO	5.000%	1/1/44	3,435	3,474
	Chicago IL GO	5.000%	1/1/45	1,460	1,472
	Chicago IL GO ETM	5.000%	1/1/28	160	169
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,030
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/26	2,500	2,591
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	665	727
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	735	811
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	630	699
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	2,594
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	610	681
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	3,046
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,500	3,553
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	3,355	3,385
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,000	2,043
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,082
[10]	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,092
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	1,006
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,123
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,036
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/43	1,000	951
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/43	1,410	1,477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/48	1,500	1,565
[10]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,236
[10]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,037
	Chicago IL Park District GO	4.000%	1/1/35	2,005	1,988
[6]	Chicago IL Revenue	5.000%	11/1/32	1,000	1,095
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/41	1,000	1,062
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/43	1,455	1,522
	Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/44	1,550	1,617
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,032
[11]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,190	1,242
[10]	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/38	1,000	1,087
	Chicago IL Water Revenue	5.000%	11/1/33	1,000	1,098
	Chicago IL Water Revenue	5.000%	11/1/37	1,000	1,092
[6]	Chicago IL Water Revenue	4.000%	11/1/40	1,000	952
	Chicago IL Water Revenue	5.000%	11/1/40	1,000	1,066
	Chicago IL Water Revenue	5.000%	11/1/41	1,000	1,059
	Chicago IL Water Revenue	5.000%	11/1/42	1,000	1,052
	Chicago IL Water Revenue	5.000%	11/1/43	1,000	1,049
	Chicago IL Water Revenue	5.000%	11/1/44	1,000	1,042
[10]	Cook County IL Community College District GO	5.000%	12/1/32	1,000	1,079
[10]	Cook County IL Community College District GO	5.000%	12/1/37	1,000	1,064
[10]	Cook County IL Community College District GO	5.000%	12/1/42	1,340	1,383
[6]	Cook County IL GO	5.000%	11/15/26	1,545	1,593
	Cook County IL GO	5.000%	11/15/30	1,635	1,683
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	1,665	1,765
	Cook County IL Sales Tax Revenue	5.000%	11/15/42	1,000	1,041
	Cook County IL School District No. 25 Arlington Heights GO	4.000%	12/15/40	1,000	973
[6]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/37	500	434
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College) GO	3.000%	12/15/35	2,500	2,252
[8]	DuPage County IL School District No. 58 Downers Grove GO	5.500%	12/15/43	1,465	1,607
[5]	Elwood IL GO	6.250%	3/1/44	1,000	1,065
	Illinois Finance Authority Revenue	5.000%	7/1/35	1,000	1,022
	Illinois Finance Authority Revenue	4.000%	7/1/37	2,040	2,036
	Illinois Finance Authority Revenue	4.000%	7/1/42	2,350	2,242
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/33	500	413
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,028
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,020
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,019
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group) Prere.	5.000%	1/1/27	1,000	1,037
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	1,005
	Illinois Finance Authority Revenue (Lake Forest College)	5.000%	10/1/35	500	511
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	1,006
	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group)	5.000%	8/15/41	4,000	4,200
	Illinois Finance Authority Revenue (Northwest Community Hospital) Prere.	5.000%	7/1/26	1,000	1,028
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	3.000%	7/15/40	1,000	837
[3]	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare) VRDO	3.500%	4/1/25	4,590	4,590
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/33	1,000	965
	Illinois Finance Authority Revenue (OSF Healthcare System) PUT	5.000%	11/15/26	1,500	1,524
	Illinois Finance Authority Revenue (Presence Health Network)	5.000%	2/15/34	1,700	1,737
	Illinois Finance Authority Revenue (Presence Health Network)	5.000%	2/15/41	2,910	2,951
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,051
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	4/1/32	1,000	1,110
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	4/1/36	1,000	1,105
	Illinois GO	5.000%	7/1/26	1,000	1,022
	Illinois GO	5.000%	6/1/27	1,070	1,090
	Illinois GO	5.000%	7/1/27	1,000	1,038
	Illinois GO	5.000%	10/1/27	1,640	1,707
	Illinois GO	5.000%	2/1/28	1,690	1,740
	Illinois GO	5.000%	10/1/28	2,000	2,105
	Illinois GO	5.000%	11/1/28	1,050	1,091
	Illinois GO	5.000%	7/1/29	1,000	1,060
	Illinois GO	5.000%	11/1/29	1,105	1,146
	Illinois GO	5.000%	2/1/30	1,000	1,065
	Illinois GO	5.000%	5/1/30	1,000	1,067
	Illinois GO	5.000%	5/1/31	1,305	1,403
	Illinois GO	5.000%	5/1/31	1,000	1,075
	Illinois GO	5.000%	10/1/31	475	496
	Illinois GO	5.000%	10/1/31	2,000	2,154
	Illinois GO	5.000%	2/1/32	1,000	1,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	5/1/32	1,500	1,620
	Illinois GO	5.000%	3/1/34	1,000	1,058
	Illinois GO	5.000%	5/1/34	1,500	1,601
	Illinois GO	4.000%	11/1/34	1,250	1,225
	Illinois GO	5.000%	5/1/35	500	514
	Illinois GO	5.000%	5/1/35	2,150	2,289
	Illinois GO	4.125%	10/1/36	500	490
	Illinois GO	5.000%	5/1/37	1,085	1,146
	Illinois GO	4.000%	10/1/37	1,000	942
	Illinois GO	4.000%	10/1/38	1,000	948
	Illinois GO	5.500%	5/1/39	500	528
	Illinois GO	5.000%	5/1/40	1,500	1,576
	Illinois GO	5.250%	5/1/40	1,110	1,171
	Illinois GO	4.000%	10/1/40	1,825	1,707
	Illinois GO	5.250%	5/1/42	2,125	2,226
	Illinois GO	5.250%	5/1/43	1,425	1,500
[10]	Illinois GO	4.000%	10/1/43	1,000	919
	Illinois GO	5.125%	10/1/43	1,000	1,036
[10]	Illinois GO	4.000%	10/1/45	1,000	906
	Illinois GO	5.000%	12/1/47	2,000	2,030
[5]	Illinois Housing Development Authority Multifamily Revenue	6.000%	10/5/40	1,000	1,024
	Illinois Housing Development Authority Revenue	3.000%	10/1/50	2,935	2,892
	Illinois Housing Development Authority Revenue	4.500%	10/1/52	1,520	1,547
	Illinois Housing Development Authority Revenue	5.250%	10/1/52	860	896
[10]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,015
	Illinois Sales Tax Revenue	5.000%	6/15/35	4,440	4,914
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,031
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,029
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,275	1,392
	Illinois Sales Tax Revenue	5.000%	6/15/43	1,675	1,754
	Illinois Sports Facilities Authority Revenue (State Tax Supported)	5.000%	6/15/29	2,075	2,144
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/31	1,600	1,696
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/34	1,200	1,212
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,240
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/37	2,500	2,509
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/41	3,040	3,175
	Illinois State Toll Highway Authority Revenue	4.000%	1/1/42	2,800	2,676
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	1,180	1,258
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	3,195	3,268
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/44	1,150	1,215
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/45	325	336
	Illinois State Toll Highway Authority Revenue	5.250%	1/1/45	2,000	2,143
[10]	Joliet IL GO	5.250%	12/15/39	1,500	1,603
[10]	Joliet IL GO	5.500%	12/15/42	1,000	1,071
[6]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	254
[6]	Kendall Kane & Will Counties IL Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,595
[6]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	874
[6]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	1,106
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	2,105	2,183
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,851
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/36	1,000	617
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	2,075	1,140
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	741
[6,13]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	330	340
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,215
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	420	324
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	917
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	2,130	1,531
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	6,790	4,769
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	3,500	2,272
[11]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	2,830	1,604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	12/15/42	1,500	1,369
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/39	1,100	1,052
[10]	Metropolitan Pier & Exposition Authority Illinois Revenue	4.000%	12/15/42	1,000	924
	Metropolitan Pier & Exposition Authority Illinois Revenue	5.250%	6/15/44	1,000	940
	Metropolitan Pier & Exposition Authority Illinois Revenue (McCormick Place Expansion Project)	5.000%	6/15/29	1,000	1,040
	Metropolitan Pier & Exposition Authority Illinois Revenue (McCormick Place Expansion Project)	5.000%	12/15/31	1,620	1,759
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,105
[10]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/34	500	495
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue ETM	5.000%	6/1/26	1,570	1,609
	Regional Transportation Authority IL Revenue	5.000%	6/1/40	1,525	1,573
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,000
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/33	3,000	3,306
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/34	1,340	1,467
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/35	1,000	1,094
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/35	2,000	2,187
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/36	3,000	3,320
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/37	1,000	1,102
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/38	1,000	1,096
[10]	Sales Tax Securitization Corp. Illinois Revenue	4.000%	1/1/40	1,245	1,206
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/44	3,425	3,529
[10]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/29	360	381
[10]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/30	425	454
[10]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/31	625	674
[10]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/32	550	597
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,044
[10]	Southwestern Illinois Development Authority Revenue	5.500%	12/1/37	2,850	3,121
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/31	120	120
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	10
	University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/38	1,000	1,090
[10]	University of Illinois Auxiliary Facilities System Revenue	3.000%	4/1/39	3,935	3,310
	University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/44	1,000	1,072
[10]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	870
[10]	Winnebago & Boone Counties IL School District No. 205 GO	5.000%	2/1/31	1,305	1,402
					314,047
Indiana (0.5%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	440
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,146
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,493
[10]	Evansville IN Waterworks District Revenue	5.000%	7/1/39	1,000	1,058
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	826
	Indiana Finance Authority Health System Revenue (Franciscan Alliance Inc.)	4.000%	11/1/36	615	611
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/28	1,420	1,500
	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/32	1,500	1,649
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,392
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	728
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	486
[3]	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group) VRDO	3.550%	4/1/25	3,700	3,700
	Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp.)	4.250%	11/1/30	500	510
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,074
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,580
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,171
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,686
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,081
	Indiana Finance Authority Student Housing Revenue (Uindy Properties LLC)	5.250%	7/1/45	250	245
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/39	1,270	1,382
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/41	1,000	810
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/41	250	267
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/44	3,000	3,073
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,443
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,038
	Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	4,653
	Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,460	1,523
	Indianapolis Local Public Improvement Bond Bank Revenue	5.000%	6/1/34	1,980	2,138
	IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/37	1,050	1,125
	Ivy IN Tech Community College Revenue	5.000%	7/1/32	870	911
	Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	920
	Merrillville Multi School Building Corp. Revenue	5.000%	1/15/42	3,890	4,103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Indiana Commuter Transportation District Revenue	5.000%	1/1/40	1,000	1,074
	Northwest Allen IN School Building Corp. Revenue	5.000%	7/15/41	1,800	1,923
	Silver Creek IN School Building Corp. Revenue (Valorem Property)	3.000%	1/15/35	1,200	1,101
	Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,095
[10]	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.000%	1/15/33	1,150	1,271
[10]	Westfield-Washington IN Multi-School Building Corp. Revenue (Hamilton County)	5.250%	7/15/40	1,650	1,801
					54,027
Iowa (0.2%)
[10]	Davenport IA Community School District Infrastructure Sales Services & Use Tax Revenue	4.000%	6/1/42	1,850	1,759
	Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	3.000%	9/1/39	2,000	1,723
	Iowa City IA Community School District GO	3.000%	6/1/30	3,725	3,577
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) Prere.	4.000%	12/1/32	1,000	1,060
	Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) Prere.	5.000%	12/1/32	2,500	2,819
	Iowa Finance Authority Multifamily Housing Revenue (Union Bluffs Run Project)	4.650%	7/1/43	500	495
	Iowa Finance Authority Revenue (Lifespace Communities, Inc.)	5.000%	5/15/39	290	296
	Iowa Finance Authority Revenue (Lifespace Communities, Inc.)	5.000%	5/15/44	250	249
	Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/35	1,300	1,357
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/36	1,000	987
	Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/49	570	538
	Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,024
					15,884
Kansas (0.2%)
[6]	Ellis County KS Unified School District No. 489 Hays GO	5.000%	9/1/42	1,500	1,566
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/42	5,115	4,836
	Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/43	1,475	1,398
	Kansas Department of Transportation Highway Revenue	5.000%	9/1/30	3,650	4,010
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) Prere.	5.000%	11/15/28	70	74
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/31	1,000	1,095
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	354
[6]	Sedgwick County KS Unified School District No. 262 GO (Valley Center)	5.000%	9/1/36	1,230	1,315
	Shawnee County KS Unified School District No. 437 (Auburn - Washburn) GO	5.000%	9/1/39	1,500	1,610
	University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/34	1,000	1,062
[10]	Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/43	2,935	3,094
					20,414
Kentucky (0.9%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	961
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/34	225	225
	Kentucky Bond Development Corp. Hospital Revenue (Healthcare System Obligated Group) PUT	5.000%	8/15/35	2,205	2,426
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/29	1,980	2,094
[11]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,195
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,627
[11]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/28	2,870	2,889
[11]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,007
[10]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,045
	Kentucky Public Energy Authority Gas Supply Revenue	4.000%	12/1/49	3,850	3,856
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,895	1,903
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	8,880	8,910
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.250%	12/1/29	7,575	8,004
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.000%	7/1/30	8,095	8,457
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	8/1/30	6,660	6,638
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.250%	2/1/32	5,480	5,888
	Kentucky Public Energy Authority Gas Supply Revenue PUT	5.000%	8/1/32	8,450	8,870
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/27	155	163
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/28	215	230
	Kentucky State Property & Building Commission Revenue	5.000%	10/1/33	1,420	1,586
	Kentucky State Property & Building Commission Revenue	5.000%	5/1/37	2,000	2,070
	Kentucky State Property & Building Commission Revenue	5.000%	11/1/40	1,000	1,081
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/38	1,000	1,064
	Louisville & Jefferson County KY Metropolitan Government GO	4.000%	12/1/41	1,710	1,621
	Louisville & Jefferson County KY Metropolitan Government Health System Revenue (Norton Healthcare Inc.) PUT	5.000%	10/1/29	2,180	2,317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/33	1,500	1,221
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	3.000%	5/15/44	2,000	1,536
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	461
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	921
	University of Kentucky Revenue	3.500%	4/1/30	1,380	1,388
	University of Kentucky Revenue	4.000%	4/1/42	2,075	1,993
	University of Kentucky Revenue	4.000%	4/1/44	2,425	2,274
	Warren County KY Hospital Revenue (Bowling Green-Warren Community Corp.)	5.000%	4/1/40	1,000	1,064
	Warren County KY Hospital Revenue (Bowling Green-Warren Community Corp.)	5.000%	4/1/42	2,540	2,673
					89,658
Louisiana (0.4%)
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/28	1,000	892
	Louisiana Gasoline & Fuels Tax Revenue	5.000%	5/1/32	1,195	1,333
	Louisiana Gasoline & Fuels Tax Revenue	3.000%	5/1/41	500	416
[3]	Louisiana Gasoline & Fuels Tax Revenue VRDO	3.550%	4/1/25	1,300	1,300
	Louisiana GO	5.000%	2/1/27	2,000	2,079
	Louisiana GO	5.000%	2/1/28	1,500	1,590
	Louisiana GO	4.000%	4/1/41	4,445	4,344
	Louisiana Housing Corp. Multifamily Tax-Exempt Mortgage-Backed Revenue (Ridge Commons Project)	4.500%	7/1/42	1,500	1,474
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/32	2,315	2,381
[5]	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	4.250%	8/15/34	1,250	1,239
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/34	1,885	1,933
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/36	3,930	4,018
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/37	3,970	4,051
[10]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,390
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Westlake Chemical Corp. Projects)	3.500%	11/1/32	285	272
	Louisiana Offshore Terminal Authority Deepwater Port Revenue PUT	4.200%	9/1/28	1,000	999
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,291
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,340
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	10/15/39	275	293
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Projects) PUT	5.000%	5/15/25	460	460
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/38	1,000	1,075
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/40	1,000	1,062
[6]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	875	917
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	725	715
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/26	1,060	1,067
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/28	2,415	2,397
	St. John the Baptist Parish LA School District No. 1 GO	5.250%	3/1/33	3,170	3,376
	Tangipahoa Parish LA Hospital Service District No. 1 Revenue (North Oaks Health System Project)	4.000%	2/1/36	2,000	1,939
					45,643
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	469
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	630
[6]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/36	150	150
[6]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/38	500	548
[6]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/42	750	808
	Maine Health & Higher Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/39	1,000	1,079
	Maine State Housing Authority Revenue PUT	3.250%	11/15/25	2,740	2,740
	Portland ME General Airport Revenue	4.000%	1/1/39	820	788
	Portland ME General Airport Revenue	4.000%	1/1/40	1,155	1,093
					8,305
Maryland (0.4%)
	Anne Arundel County MD GO	5.000%	4/1/28	1,075	1,145
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,218
	Baltimore County MD GO	5.000%	2/1/44	1,835	1,966
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/29	1,000	887
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	2.100%	9/1/41	1,350	926
	Maryland Community Development Administration Residential Revenue	5.000%	9/1/52	780	806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Department of Transportation Revenue	5.000%	12/1/25	60	61
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,366
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,553
	Maryland Economic Development Corp. Revenue	5.000%	6/1/35	1,000	1,051
	Maryland Economic Development Corp. Student Housing Revenue	5.375%	7/1/38	1,250	1,331
	Maryland GO	4.000%	8/1/26	1,970	1,971
	Maryland GO	5.000%	8/1/26	2,110	2,173
	Maryland GO	3.250%	8/1/30	1,000	995
	Maryland Health & Higher Educational Facilities Authority Revenue PUT	5.000%	7/1/27	1,000	1,028
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	1,997
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/28	165	171
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	766
	Maryland Health & Higher Educational Facilities Authority Revenue (Frederick Health System)	5.000%	7/1/27	500	517
[3]	Maryland Health & Higher Educational Facilities Authority Revenue (Johns Hopkins Health System) VRDO	3.500%	4/1/25	4,100	4,100
	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT	5.000%	7/1/31	500	544
[4,5]	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT, SIFMA Municipal Swap Index Yield + 0.540%	3.410%	12/8/27	3,350	3,350
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center Inc.)	5.000%	7/1/33	1,215	1,218
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/29	270	280
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	982
	Maryland State Stadium Authority Revenue	5.000%	3/1/29	1,000	1,073
	Maryland State Transportation Authority Facilities Projects Revenue	2.000%	7/1/35	1,500	1,196
	Maryland State Transportation Authority Facilities Projects Revenue	5.000%	7/1/43	1,000	1,074
	Washington MD Suburban Sanitary Commission Revenue	4.000%	6/15/33	1,000	1,010
	Washington Suburban Sanitary District Revenue (Montgomery & Prince George's Counties)	4.000%	6/1/43	1,105	1,064
					38,819
Massachusetts (0.9%)
	Commonwealth of Massachusetts GO	5.000%	5/1/41	1,000	1,081
	Commonwealth of Massachusetts GO	5.000%	12/1/42	1,785	1,924
	Commonwealth of Massachusetts GO	5.250%	9/1/43	2,000	2,074
	Commonwealth of Massachusetts GO	5.000%	7/1/45	3,000	3,105
[11]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	424
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,069
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/32	1,000	1,130
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	1,000	1,140
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	2,000	2,300
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	1,000	1,154
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	3,418
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,165
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	1,000	1,060
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	1,000	1,056
	Massachusetts Clean Water Trust Revolving Fund Refunding Revenue	5.000%	2/1/27	1,000	1,041
[14]	Massachusetts Development Finance Agency Revenue (Agawam Village Issue) PUT	5.000%	11/1/25	500	505
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/31	1,500	1,600
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/32	1,665	1,840
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/34	1,415	1,546
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	1,796
[5]	Massachusetts Development Finance Agency Revenue (Cape Cod Health Care)	5.000%	12/15/30	2,390	2,572
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,282
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,115
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/34	600	642
	Massachusetts Development Finance Agency Revenue (Emerson College)	5.250%	1/1/41	615	651
	Massachusetts Development Finance Agency Revenue (Emerson Hospital)	5.750%	2/1/41	2,075	1,965
	Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	2/15/36	2,000	2,096
	Massachusetts Development Finance Agency Revenue (Harvard University) PUT	5.000%	5/13/32	1,415	1,595
	Massachusetts Development Finance Agency Revenue (Harvard University) PUT	5.000%	11/15/35	1,900	2,188
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	527
	Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/38	385	388
	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/37	800	822
[5]	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/44	100	101
	Massachusetts Development Finance Agency Revenue (Simmons University)	5.000%	10/1/33	1,000	1,003
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/28	200	210
	Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care)	5.000%	7/1/25	1,275	1,280
	Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care)	5.000%	7/1/35	500	547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	505
	Massachusetts Development Finance Agency Revenue (Wellforce Inc.)	5.000%	7/1/34	2,000	2,022
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,119
	Massachusetts GO	5.000%	9/1/28	5,530	5,922
	Massachusetts GO	5.000%	10/1/30	6,000	6,621
	Massachusetts GO	5.250%	1/1/34	2,665	2,855
	Massachusetts GO	5.000%	9/1/38	3,500	3,644
	Massachusetts GO	5.000%	5/1/40	2,255	2,353
	Massachusetts GO	2.000%	3/1/41	1,000	702
	Massachusetts GO	5.000%	3/1/41	2,000	2,160
	Massachusetts GO	5.000%	11/1/43	2,500	2,648
	Massachusetts GO	5.000%	11/1/43	1,000	1,069
	Massachusetts GO	5.000%	11/1/43	4,500	4,608
	Massachusetts Housing Finance Agency Revenue	4.000%	12/1/27	1,000	1,003
	Massachusetts Housing Finance Agency Revenue	4.050%	12/1/28	1,000	1,013
	Massachusetts Housing Finance Agency Revenue	3.500%	6/1/29	800	796
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	610	614
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,339
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	890	897
[11]	Massachusetts SO Dedicated Tax Revenue	5.500%	1/1/26	510	521
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,040	1,048
[11]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	1,180	1,044
	University of Massachusetts Building Authority Revenue	5.000%	5/1/39	2,000	2,085
					96,000
Michigan (1.2%)
[15]	Alpena MI Public Schools Unlimited Tax GO	4.250%	5/1/44	1,000	966
	Bloomfield Hills MI School District GO	5.000%	5/1/41	500	527
[15]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,010
	Detroit MI Downtown Development Authority Tax Increment Revenue (Catalyst Development Project)	5.000%	7/1/33	2,500	2,734
	Detroit MI Downtown Development Authority Tax Increment Revenue (Catalyst Development Project)	5.000%	7/1/42	1,000	1,046
	Detroit MI Regional Convention Facility Authority Revenue	5.000%	10/1/31	500	545
	Detroit MI Regional Convention Facility Authority Revenue	5.000%	10/1/36	1,000	1,080
	Detroit MI Unlimited Tax GO	5.000%	4/1/33	1,450	1,492
	Detroit MI Unlimited Tax GO	6.000%	5/1/43	25	27
[6]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,050	1,092
[6,15]	Fenton MI Area Public Schools Unlimited Tax GO	4.000%	5/1/41	1,315	1,280
[6]	Grand Rapids Public Schools GO	5.000%	11/1/36	1,000	1,044
[6]	Grand Rapids Public Schools GO	5.000%	5/1/38	750	822
	Great Lakes MI Water Authority Sewage Disposal System Revenue	5.000%	7/1/37	1,000	1,104
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	1,928
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,286
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,273
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,043
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.250%	7/1/41	2,400	2,602
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,531
[6]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	1,005
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,416
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/36	4,000	4,063
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/37	1,000	1,088
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/38	1,250	1,353
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	527
[3,5]	Great Lakes MI Water Authority Water Supply System Revenue TOB VRDO	3.700%	4/1/25	1,500	1,500
[15]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	436
	Ingham County MI Building Authority Revenue	3.000%	5/1/34	3,900	3,572
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	970	1,007
[10]	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/35	570	635
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/36	1,300	1,336
[15]	Lake Orion MI Community School District GO	5.000%	5/1/38	4,070	4,266
[15]	Lanse Creuse MI Public Schools Building Site Unlimited Tax GO	5.000%	5/1/44	1,000	1,060
[6]	Lansing MI GO	4.000%	6/1/39	1,000	975
[15]	Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,664
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,006
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,258
	Michigan Building Authority Revenue	5.000%	10/15/41	200	214
	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	2/28/35	815	891

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Act 38 Facilities Senior Revenue	5.000%	8/31/35	1,000	1,090
	Michigan Finance Authority Act 38 Facilities Senior Revenue	4.125%	2/29/44	700	668
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/29	1,000	1,074
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/31	2,000	2,195
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/36	1,000	1,077
	Michigan Finance Authority Hospital Revenue Bonds (Beaumont-Spectrum Consolidation)	5.000%	4/15/37	1,000	1,070
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	2,703
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/35	605	636
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	753
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,242
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	872
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,002
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	1,783
	Michigan Finance Authority Revenue (Revolving Fund Programs)	5.000%	10/1/42	2,065	2,235
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,096
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	5.000%	6/1/33	1,000	1,049
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/37	1,000	966
[5]	Michigan Finance Authority Revenue (Trinity Health) PUT	3.875%	2/1/28	2,000	2,001
	Michigan State Building Authority Revenue	5.000%	10/15/34	8,000	8,158
	Michigan State Hospital Finance Authority Revenue	4.000%	11/15/32	740	745
	Michigan State Hospital Finance Authority Revenue Prere.	4.000%	5/15/28	260	265
	Michigan State Housing Development Authority Multifamily Revenue PUT	3.625%	4/1/27	3,875	3,898
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/50	3,285	3,271
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.000%	6/1/53	775	803
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.500%	12/1/53	1,020	1,087
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	6.250%	6/1/55	500	548
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	4.000%	11/15/40	2,005	1,990
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	1,695	1,835
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	2,210	2,366
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	5.000%	11/15/45	3,180	3,329
	Northville MI Public School GO	5.000%	5/1/39	1,025	1,079
	Northville MI Public Schools GO (Unlimited Tax)	4.000%	5/1/28	375	386
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/26	500	506
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/27	325	332
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,270
	Oakland University MI Revenue	5.000%	3/1/31	1,000	1,090
	Oakland University MI Revenue	5.000%	3/1/35	1,475	1,593
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,273
[15]	Saginaw City School District GO	4.000%	5/1/34	1,030	1,048
	University of Michigan Revenue	5.000%	4/1/25	35	35
	University of Michigan Revenue	5.000%	4/1/29	20	20
	University of Michigan Revenue	5.000%	4/1/30	25	26
	University of Michigan Revenue	5.000%	4/1/32	2,050	2,117
[6]	University of Michigan Revenue	5.000%	11/15/33	200	215
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	882
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,311
					119,694
Minnesota (0.9%)
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	367
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/38	400	428
	Goodridge MN Independent School District No. 561 GO	4.000%	2/1/42	1,375	1,304
	Goodridge MN Independent School District No. 561 GO	4.000%	2/1/43	1,455	1,366
	Hennepin County MN GO	5.000%	12/15/36	1,365	1,436
	Hennepin County MN GO	5.000%	12/1/43	2,410	2,625
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/37	2,415	2,533
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/38	2,205	2,307
	Mankato MN Independent School District No. 77 GO	4.000%	2/1/42	2,000	1,939
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	457
	Minneapolis MN GO	5.000%	12/1/33	2,000	2,153
	Minneapolis MN Health Care System Revenue	4.000%	11/15/36	1,000	990
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/28	1,085	1,141
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/30	1,785	1,909
	Minnesota Agricultural & Economic Development Board Health Care Facilities Revenue	5.000%	1/1/42	1,165	1,224
	Minnesota GO	5.000%	8/1/29	5,000	5,436
	Minnesota GO	5.000%	8/1/29	5,605	6,093
	Minnesota GO	5.000%	9/1/30	5,000	5,517
	Minnesota GO	5.000%	8/1/31	5,000	5,578
	Minnesota GO	5.000%	8/1/33	1,440	1,523
	Minnesota GO	5.000%	10/1/33	3,235	3,374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota GO	5.000%	8/1/35	1,000	1,065
	Minnesota GO	5.000%	10/1/37	5,000	5,179
	Minnesota GO	4.000%	8/1/41	2,000	1,989
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	595
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/40	1,000	982
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.250%	1/1/55	530	589
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.500%	1/1/55	4,085	4,576
	Minnesota Housing Finance Agency Residential Bonds Revenue	6.250%	7/1/55	780	872
	Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	576	471
	Minnesota Housing Finance Agency Residential Housing Revenue	3.500%	7/1/50	370	368
	Minnesota Housing Finance Agency Revenue (Housing Infrastructure)	4.000%	8/1/36	1,500	1,507
[3]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT	4.000%	12/1/27	5,790	5,842
[3,4]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT, SOFR + 1.000%	3.921%	12/1/27	1,000	996
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/31	8,000	8,144
	Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,039
	Osseo MN Independent School District No. 279 GO	4.000%	2/1/38	2,000	2,005
	Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,147
	Rosemount MN Independent School District No. 196 GO	4.000%	2/1/41	5,000	4,923
	St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/40	500	531
	West St. Paul MN Independent School District No. 197 GO (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,018
					93,538
Mississippi (0.5%)
	Lowndes County MS Solid Waste Disposal & Pollution Control Revenue PUT	2.650%	4/1/27	1,000	981
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.600%	4/1/25	8,200	8,200
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.600%	4/1/25	5,590	5,590
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.600%	4/1/25	2,900	2,900
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.600%	4/1/25	4,000	4,000
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.800%	4/1/25	7,210	7,210
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron U.S.A Inc. Project) VRDO	3.800%	4/1/25	1,400	1,400
	Mississippi Development Bank SO Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,355
	Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/30	1,765	1,824
	Mississippi Gaming Tax Revenue	5.000%	10/15/29	1,000	1,054
	Mississippi Gaming Tax Revenue	5.000%	10/15/34	2,500	2,597
	Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,550
	Mississippi GO	4.000%	10/1/36	2,185	2,173
	Mississippi GO Prere.	5.000%	11/1/25	1,000	1,013
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	871
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	660
	Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	260	274
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,037
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/39	1,000	1,029
	Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	1,003
	Mississippi State Alcoholic Beverage Control Revenue (ABC Warehouse Construction Project)	5.000%	10/1/33	300	335
	Mississippi State Alcoholic Beverage Control Revenue (ABC Warehouse Construction Project)	5.000%	10/1/41	1,000	1,069
	Mississippi State Gaming Tax Revenue	5.000%	10/15/32	2,800	2,924
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	595
	Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	532
					52,176
Missouri (0.8%)
	Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/35	1,790	1,798
	Clay County MO Public Schools District GO	5.000%	3/1/39	1,375	1,470
	Curators University MO System Facilities Revenue	5.000%	11/1/31	1,245	1,395
	Curators University MO System Facilities Revenue	5.000%	11/1/34	1,055	1,205
	Greene County MO Reorganized School District No. 3 GO	4.000%	3/1/39	1,100	1,088
	Jackson County MO Reorganized School District No. 7 GO (Lee's Summit)	3.000%	3/1/40	3,000	2,497
	Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,108
	Jackson County MO School District No. 4 GO (Blue Springs)	5.500%	3/1/43	1,500	1,662
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,215	1,219
	Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,506
	Kansas City MO GO	4.000%	2/1/41	1,665	1,616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City MO GO	4.000%	2/1/43	1,350	1,276
	Kansas City MO Industrial Development Authority Multifamily Revenue	4.390%	9/1/42	996	966
	Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,066
	Kansas City MO SO Bonds Revenue (Missouri Projects)	5.000%	9/1/35	3,215	3,496
[8]	Kansas City MO Water Revenue	5.000%	12/1/35	2,000	2,252
[8]	Kansas City MO Water Revenue	5.000%	12/1/42	1,500	1,604
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	541
	Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,145	4,183
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) PUT	5.000%	6/1/28	1,000	1,049
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	11/15/31	1,295	1,316
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,050	1,107
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	11/15/43	1,000	1,020
[3,5]	Missouri Health & Educational Facilities Authority Health Revenue (Mercy Health) TOB VRDO	3.700%	4/1/25	11,655	11,655
	Missouri Health & Educational Facilities Authority Revenue (BJC Health System)	4.000%	7/1/40	1,000	984
	Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,113
	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Projects)	5.000%	2/1/34	2,400	2,457
	Missouri Health & Educational Facilities Authority Revenue (Lutheran Senior Services Projects)	5.000%	2/1/35	3,755	3,988
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,501
	Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.500%	12/1/41	2,000	2,194
	Missouri Highway & Transportation Commission Revenue	5.000%	5/1/26	5,000	5,121
	Missouri Housing Development Commission Revenue	3.500%	11/1/50	350	349
	Missouri Housing Development Commission Revenue	5.000%	5/1/53	860	889
	Missouri Housing Development Commission Revenue	5.750%	5/1/53	175	186
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,430
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie State Project)	5.000%	12/1/37	640	706
	St. Louis County Industrial Development Authority Revenue	4.910%	1/1/42	2,000	2,005
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue	5.000%	9/1/38	1,500	1,517
[6]	St. Louis MO Airport Revenue	5.000%	7/1/43	1,000	1,067
[5,12]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,260	1,203
[5,12]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,455	1,389
[6]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/33	1,000	710
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,001
					77,905
Montana (0.0%)
	Forsyth Mont Pollution Control Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/32	1,050	1,038
	Forsyth MT Pollution Control Revenue	3.875%	7/1/28	1,000	1,012
[14]	Montana Board of Housing Multifamily Revenue PUT	5.000%	5/1/25	2,444	2,447
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	844
					5,341
Multiple States (0.5%)
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,435	1,323
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,860	1,665
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,830	1,615
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,315	1,143
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.750%	11/25/35	4,729	4,229
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	906	869
[5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,225	1,087
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.922%	12/25/36	4,903	4,884
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.158%	12/25/38	1,993	1,774
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.143%	1/25/40	3,440	3,412
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.136%	8/25/40	1,983	2,018
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.268%	10/25/40	3,976	4,082
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.155%	5/25/41	1,492	1,478
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.616%	8/25/41	13,460	13,942
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.288%	4/25/42	1,165	1,210
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.095%	11/25/42	1,999	2,017
[16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.802%	4/25/43	2,965	2,593
[3,5,16]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	3.750%	4/1/25	5,600	5,600
					54,941
Nebraska (0.2%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,029
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,315	1,381
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 4) PUT	5.000%	11/1/29	10,260	10,706
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 5) PUT	5.000%	10/1/29	2,030	2,114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Douglas County NE Hospital Authority No. 2 Revenue (Childrens Hospital) VRDO	3.550%	4/1/25	2,290	2,290
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,508
	Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/34	375	420
					20,448
Nevada (0.5%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	570
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,256
	Clark County NV Airport System Revenue	5.000%	7/1/42	1,000	1,036
	Clark County NV GO	4.000%	6/1/32	1,505	1,520
	Clark County NV GO	4.000%	6/1/33	1,000	1,019
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,111
[6]	Clark County NV Highway Improvement Revenue	4.000%	7/1/40	1,000	991
	Clark County NV Highway Improvement Revenue	3.000%	7/1/42	2,000	1,634
	Clark County NV Passenger Facility Charge Revenue	5.000%	7/1/32	1,000	1,065
	Clark County NV Pollution Control Refunding Revenue (Southern California Edison Co.)	2.100%	6/1/31	1,500	1,291
	Clark County NV School District GO	5.000%	6/15/31	1,000	1,097
	Clark County NV School District GO	5.000%	6/15/32	1,070	1,183
	Clark County NV School District GO	5.000%	6/15/33	1,065	1,186
[10]	Clark County NV School District GO	3.000%	6/15/34	1,000	924
[10]	Clark County NV School District GO	3.000%	6/15/37	1,000	878
	Clark County NV School District GO	3.000%	6/15/38	1,000	856
	Clark County NV School District GO	3.000%	6/15/40	1,600	1,316
	Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/37	1,100	1,197
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	1,905
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,050
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	3,045	3,085
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,680
[3,5]	Nevada Housing Divisional Custodial Receipts Revenue TOB VRDO	3.720%	4/1/25	12,800	12,800
[5]	North Las Vegas NV Local Improvement Special Bonds	5.500%	6/1/37	740	761
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	260
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	263
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	262
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	262
	Reno-Tahoe NV Airport Authority Revenue	5.000%	7/1/38	500	545
	Truckee Meadows NV Water Authority Water Revenue Prere.	5.000%	7/1/26	1,510	1,552
	Washoe County NV School District GO	3.000%	6/1/40	1,500	1,289
	Washoe County NV School District GO	3.000%	6/1/42	1,500	1,255
					47,099
New Hampshire (0.3%)
	Nashua NH GO	3.000%	10/1/41	1,490	1,294
	National Finance Authority NH Municipal Certificates Revenue	3.625%	8/20/39	1,990	1,830
	National Finance Authority NH Municipal Certificates Revenue	4.168%	1/20/41	1,250	1,208
	National Finance Authority NH Municipal Certificates Revenue	4.168%	1/20/41	250	235
	National Finance Authority NH Municipal Certificates Revenue	4.163%	10/20/41	1,096	1,030
[5]	National Finance Authority NH Revenue	4.875%	12/1/33	600	593
	National Finance Authority NH Revenue	4.125%	1/20/34	5,150	5,134
	National Finance Authority NH Revenue	3.875%	1/20/38	2,570	2,428
	National Finance Authority NH Revenue	4.250%	7/20/41	4,944	4,767
	National Finance Authority NH Revenue PUT	4.150%	10/1/34	1,000	972
	National Finance Authority NH Revenue (Dickinson College Project)	5.000%	11/1/42	1,475	1,550
[5]	National Finance Authority NH Revenue (Tamarron Project)	5.250%	12/1/35	1,351	1,342
[5]	National Finance Authority NH Revenue (Valencia Project)	5.300%	12/1/32	1,000	1,000
[5]	National Finance Authority NH Specialty Pharmacy Ltd. Obligation Revenue	5.625%	12/15/33	500	506
	National NH Finance Authority Municipal Certificates Revenue	4.375%	9/20/36	964	963
	New Hampshire Business Finance Authority Pollution Control Refunding Revenue	4.500%	10/1/33	1,000	1,015
	New Hampshire Health & Education Facilities Authority Revenue	5.000%	10/1/34	1,000	1,082
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) PUT	3.300%	8/3/27	1,000	1,003
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth-Hitchcock Health)	5.000%	8/1/34	850	875
					28,827
New Jersey (1.3%)
	Cape May County NJ GO	2.000%	9/15/30	2,605	2,324
[7]	Casino NJ Reinvestment Development Authority Luxury Tax Revenue	5.000%	11/1/32	1,000	1,097
[7]	Casino NJ Reinvestment Development Authority Luxury Tax Revenue	5.000%	11/1/35	1,000	1,100
	Cherry Hill Township NJ School District Board of Education GO	3.000%	8/1/32	3,000	2,910
[6]	Clifton NJ Board of Education School Bonds GO	2.000%	8/15/34	1,500	1,202
	Hudson County NJ General Improvement Bonds GO	2.125%	11/15/36	1,000	760
[10]	Lindenwold Boro NJ School District Bonds GO	3.125%	2/1/36	1,390	1,287
[3,5]	Mercer County NJ GO TOB VRDO	3.630%	4/1/25	2,900	2,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Montclair NJ Township Board of Education Schools GO	3.125%	1/15/35	965	892
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/30	3,920	4,094
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	260	261
	New Jersey Economic Development Authority Revenue	4.000%	7/1/34	1,105	1,058
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	500
	New Jersey Economic Development Authority Revenue	5.000%	6/15/35	2,000	2,056
	New Jersey Economic Development Authority Revenue Prere.	5.500%	12/15/26	2,000	2,091
[11]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	413
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/40	4,000	4,274
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/41	5,000	5,311
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	1,325	1,348
[11]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,057
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	1,400	1,474
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/34	1,000	1,100
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	737
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/37	1,000	774
	New Jersey GO	2.000%	6/1/31	1,295	1,145
	New Jersey GO	2.000%	6/1/32	1,230	1,059
	New Jersey GO	2.000%	6/1/35	1,000	794
	New Jersey Health Care Facilities Financing Authority Revenue	5.000%	7/1/34	500	528
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/40	145	126
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,015
	New Jersey Health Care Facilities Financing Authority Revenue (St. Peter's University Hospitals)	5.000%	7/1/31	1,000	1,062
	New Jersey Housing & Mortgage Finance Agency Multifamily Revenue	3.375%	11/1/27	280	279
	New Jersey State Turnpike Authority Revenue	5.000%	1/1/43	2,000	2,138
	New Jersey State Turnpike Authority Revenue	5.000%	1/1/44	1,000	1,066
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,305
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,380	2,430
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	633
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	1,000	1,018
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/35	1,000	1,086
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/40	1,000	1,057
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/40	565	598
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/41	1,000	1,055
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/42	1,750	1,619
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/42	1,000	1,048
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,051
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/28	1,000	1,059
[6]	New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/29	1,700	1,453
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,357
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,054
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/32	2,360	2,591
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/33	3,000	3,310
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,166
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/34	2,500	2,768
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,640	1,711
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/35	2,845	3,141
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/37	1,250	1,362
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/40	1,155	1,235
[11]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/30	1,365	1,117
[11,17]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/31	265	210
[6]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/32	1,000	759
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	12/15/32	1,000	1,049
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,000	686
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,310	899
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	4.000%	6/15/35	500	498
[12]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/35	1,490	972
[12]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/36	2,905	1,797
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/36	1,000	619
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/38	3,000	1,671
[12]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	1,455	1,379
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	5,527
[11]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	2,000	1,572
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/38	1,500	1,607
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39	3,175	1,671
	New Jersey Turnpike Authority Revenue	5.000%	1/1/27	1,000	1,036
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	300	309
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31	4,245	4,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,045
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,085
	New Jersey Turnpike Authority Revenue	5.000%	1/1/33	1,000	1,118
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,526
	New Jersey Turnpike Authority Revenue	5.000%	1/1/34	1,000	1,125
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,023
	New Jersey Turnpike Authority Revenue	5.000%	1/1/44	1,000	1,063
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	1,854
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,292
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	1,555	1,609
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,032
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32	1,000	1,030
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	1,570	1,608
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,533
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,019
	Toms River NJ General Improvement Bonds GO	4.000%	6/1/39	1,760	1,774
					136,817
New Mexico (0.2%)
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,000	893
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,550	1,384
	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/33	2,675	2,205
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.900%	6/1/28	875	876
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/29	610	611
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/29	110	110
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.875%	6/1/29	165	165
	Farmington NM Pollution Control Revenue (Southern California Edison Co.)	1.800%	4/1/29	1,000	893
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) Prere.	5.000%	8/1/25	1,520	1,529
[3]	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) VRDO	3.550%	4/1/25	4,500	4,500
	New Mexico Mortgage Finance Authority Revenue	3.000%	1/1/52	815	799
[3]	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	5.000%	11/1/39	385	386
	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	11/1/30	5,315	5,615
					19,966
New York (7.7%)
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	800
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	5.000%	7/15/30	700	714
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/32	1,430	1,065
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/33	1,500	1,069
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/35	470	305
	Build NY Resource Corp. Revenue	5.000%	7/1/32	325	339
	Build NY Resource Corp. Revenue	5.000%	7/1/34	415	436
	Build NY Resource Corp. Revenue	5.000%	7/1/35	550	575
	Dutchess County NY Local Development Corp. Revenue	5.000%	7/1/32	1,110	1,156
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/31	425	450
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	202
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/34	240	242
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/37	555	534
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/41	650	596
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	519
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/35	700	738
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31	1,550	1,603
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/35	10,000	10,272
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,539
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	520	533
	Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/42	1,000	972
	Long Island Power Authority NY Electric System Revenue	5.000%	9/1/32	5,820	5,972
	Long Island Power Authority NY Electric System Revenue	5.000%	9/1/35	1,095	1,148
	Long Island Power Authority NY Electric System Revenue PUT	1.500%	9/1/26	1,360	1,321
	Long Island Power Authority NY Electric System Revenue PUT	3.000%	9/1/29	1,000	971
	Metropolitan Transportation Authority NY Dedicated Tax Green Bonds	5.000%	11/15/43	1,000	1,066
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,028
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,143
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	4,070	4,403
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/30	1,675	1,755
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/30	1,935	2,111
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/31	300	330
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/32	1,000	1,005
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/32	555	613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	1,500	1,609
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	2,500	2,774
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	2,592
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,685	2,985
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/35	2,275	2,355
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/35	4,915	5,083
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/35	1,000	1,028
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/35	1,565	1,720
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/38	2,000	1,964
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/39	1,100	1,174
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	810	769
[6]	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,000	1,040
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,000	1,053
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,030	1,087
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,320	1,396
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/41	920	965
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/41	1,980	2,080
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	1,500	1,358
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	800	735
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	2,435	2,242
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/42	625	650
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/42	910	948
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/43	1,000	910
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	500	511
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	100	104
[10]	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/44	1,700	1,556
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/44	1,800	1,855
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/44	405	419
[3]	Metropolitan Transportation Authority NY Revenue VRDO	3.600%	4/1/25	11,410	11,410
[3]	Metropolitan Transportation Authority NY Revenue VRDO	3.600%	4/1/25	3,300	3,300
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,037
	Monroe County NY Industrial Development Corp. Revenue (Rochester Regional Health)	4.000%	12/1/39	2,120	1,982
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/28	555	584
	New York City NY GO	5.000%	8/1/27	1,000	1,049
	New York City NY GO	5.000%	8/1/30	1,000	1,094
	New York City NY GO	5.000%	8/1/31	1,000	1,105
	New York City NY GO	5.000%	8/1/32	1,000	1,111
	New York City NY GO	5.000%	8/1/32	1,000	1,020
	New York City NY GO	5.000%	8/1/32	1,925	2,138
	New York City NY GO	5.000%	12/1/32	1,755	1,797
	New York City NY GO	5.000%	8/1/33	1,020	1,141
	New York City NY GO	5.000%	10/1/34	1,940	2,058
	New York City NY GO	5.000%	12/1/35	1,120	1,144
	New York City NY GO	5.000%	10/1/36	3,875	4,002
	New York City NY GO	4.000%	8/1/37	2,000	1,993
	New York City NY GO	4.000%	10/1/37	6,640	6,608
	New York City NY GO	5.000%	4/1/39	1,000	1,076
	New York City NY GO	5.000%	4/1/39	2,260	2,328
	New York City NY GO	5.000%	8/1/39	1,625	1,692
	New York City NY GO	5.000%	9/1/39	5,000	5,345
	New York City NY GO	4.000%	3/1/40	1,000	978
	New York City NY GO	5.000%	4/1/40	3,095	3,344
	New York City NY GO	5.000%	9/1/40	1,760	1,907
	New York City NY GO	3.000%	3/1/41	1,210	984
	New York City NY GO	4.000%	3/1/41	1,000	966
	New York City NY GO	4.000%	4/1/41	2,715	2,622
	New York City NY GO	5.000%	4/1/41	3,000	3,196
	New York City NY GO	5.250%	5/1/41	1,250	1,347
	New York City NY GO	4.000%	4/1/42	3,000	2,860
	New York City NY GO	5.000%	9/1/42	1,955	2,085
	New York City NY GO	5.250%	10/1/42	1,000	1,072
	New York City NY GO	5.000%	4/1/43	1,000	1,058
	New York City NY GO	5.250%	4/1/43	1,000	1,070
	New York City NY GO	5.000%	3/1/44	1,000	1,052
	New York City NY GO	5.000%	4/1/44	4,540	4,777
	New York City NY GO	5.000%	8/1/45	2,500	2,611
	New York City NY GO	5.000%	8/1/47	1,000	1,031
[3]	New York City NY GO VRDO	3.550%	4/1/25	600	600
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.000%	12/15/31	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	4.375%	12/15/31	100	101
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	670	616
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/40	2,000	1,477
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.600%	7/1/25	1,965	1,949
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.900%	1/1/26	1,000	979
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	997
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	4.300%	11/1/28	1,000	1,020
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	1,000
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	1,000
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	12/30/27	2,000	2,005
[14]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.625%	7/1/28	1,975	1,989
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	7/3/28	1,400	1,414
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.730%	12/29/28	1,000	1,005
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	785	644
[6]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	4.000%	3/1/31	1,250	1,279
[6]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	1,741
[6]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/36	2,000	1,826
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,041
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,018
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	1,000	1,146
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	3,140	3,258
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,036
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	2,725	2,808
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	2,618
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/40	2,000	2,070
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/40	2,500	2,573
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43	215	229
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	1,000	1,059
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/45	1,100	1,026
[8]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	210	221
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.550%	4/1/25	2,800	2,800
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.550%	4/1/25	1,300	1,300
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.600%	4/1/25	2,100	2,100
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.600%	4/1/25	7,760	7,760
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.600%	4/1/25	14,500	14,500
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.600%	4/1/25	5,860	5,860
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.600%	4/1/25	18,625	18,625
[3]	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	3.700%	4/1/25	4,200	4,200
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/28	1,730	1,740
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/29	2,000	2,011
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/30	1,045	1,059
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	1,635	1,703
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	5,000	5,155
	New York City NY Transitional Finance Authority Building AID Revenue	5.250%	7/15/35	1,525	1,600
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/36	3,250	3,381
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/38	1,750	1,720
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/43	1,000	1,016
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	1,000	1,078
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	1,000	1,078
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/30	1,500	1,636
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/30	1,000	1,091
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/30	1,000	1,097
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	2,445	2,479
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/32	1,800	2,004
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,513
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/33	1,000	1,119
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	1,741
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,565	1,577
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,573
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	2,539
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	1,758
	New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/35	1,000	1,114
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,238
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	1,005
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	1,728
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,250	1,234
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/39	2,740	2,825
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/40	1,485	1,532
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/40	1,000	1,079
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/41	1,000	1,070
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/41	1,000	1,111
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/41	1,000	1,070
	New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42	2,195	2,088
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/42	1,750	1,855
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/42	1,000	1,102
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/43	1,425	1,502
	New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/44	1,000	1,052
	New York City NY Transitional Finance Authority Future Tax Revenue	5.500%	5/1/44	1,000	1,092
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/28	2,610	2,796
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/29	1,000	1,085
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/32	1,245	1,386
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/32	1,500	1,676
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/32	1,000	1,118
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/34	2,895	3,031
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/34	1,000	1,124
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,103
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	110	120
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	2,000	2,048
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/36	1,145	1,277
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,325	2,421
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/36	2,595	2,897
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/37	250	251
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/37	1,110	1,226
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/37	2,260	2,506
[8]	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/37	1,165	1,292
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/38	200	199
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	3,160	3,121
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	3,000	2,951
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/39	1,020	1,095
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	5/1/39	2,000	1,963
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/40	545	579
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/40	1,500	1,258
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/40	3,500	3,588
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/41	1,545	1,631
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/41	1,000	820
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.250%	11/1/41	8,000	8,626
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	510	534
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	2,000	2,106
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	1,075	1,138
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/42	1,570	1,655
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/43	1,000	1,017
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/43	1,000	944
[8]	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/43	1,605	1,700
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/44	1,395	1,471
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	5/1/44	5,000	5,271
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/45	2,000	2,093
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/45	2,000	2,099
	New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/46	2,000	2,089
[3]	New York City NY Transitional Finance Authority Future Tax Secured Revenue VRDO	3.600%	4/1/25	10,300	10,300
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,566
	New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	5,945
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	1,731
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,389
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	4.000%	12/1/33	1,000	1,025
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	500	395
[10]	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	2,000	1,593
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	2.750%	2/15/44	1,000	721
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/31	1,500	1,269
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/32	1,900	1,601
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/33	1,440	1,195
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/34	1,500	1,229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/35	1,400	1,135
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/36	950	764
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/41	3,050	2,286
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	3.000%	9/15/43	405	321
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	2,815	2,578
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	760	856
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,148
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,456
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	2,634
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	751
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,548
	New York Power Authority Green Revenue	5.000%	11/15/33	1,000	1,155
[6]	New York Power Authority Green Transmission Revenue	5.000%	11/15/28	1,000	1,081
[6]	New York Power Authority Green Transmission Revenue	5.000%	11/15/48	1,000	1,050
[12]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	529
[10]	New York State Dormitory Authority Revenue	5.000%	10/1/31	1,000	1,099
	New York State Dormitory Authority Revenue	5.000%	7/1/32	2,000	2,073
	New York State Dormitory Authority Revenue	5.000%	7/1/32	10,850	11,105
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	931
	New York State Dormitory Authority Revenue	5.000%	7/1/33	730	792
	New York State Dormitory Authority Revenue	5.000%	10/1/33	2,265	2,311
	New York State Dormitory Authority Revenue	5.000%	10/1/33	500	535
	New York State Dormitory Authority Revenue	5.000%	11/1/33	1,730	1,856
[6]	New York State Dormitory Authority Revenue	5.000%	10/1/37	2,500	2,685
	New York State Dormitory Authority Revenue	4.000%	5/1/40	1,260	1,237
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,002
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,001
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,895	1,960
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29	550	571
	New York State Dormitory Authority Revenue (Northwell Obligated Group)	5.000%	5/1/37	1,000	1,086
	New York State Dormitory Authority Revenue (Northwell Obligated Group)	4.000%	5/1/38	500	498
	New York State Dormitory Authority Revenue (Northwell Obligated Group)	5.000%	5/1/43	1,000	1,052
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,000	1,077
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	2,000	2,072
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	1,050	1,145
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,000	2,069
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,201
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	1,130	1,244
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	1,993
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,895	1,910
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	8,000	8,047
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,005
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,205
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/36	4,000	4,087
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/37	2,270	2,288
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/38	3,400	3,017
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	1,000	1,001
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	1,990
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	2,000	2,062
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/39	3,000	2,618
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	3,000	2,973
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/39	1,000	1,082
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/40	3,000	2,576
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,000	980
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,180	1,158
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/40	1,420	1,535
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/42	3,000	3,198
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/43	1,120	1,054
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/43	2,000	1,883
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/43	1,000	1,063
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	2/15/27	10	10
	New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	3/15/32	70	74
	New York State Dormitory Authority Sales Tax Revenue	5.000%	9/15/30	4,000	4,381
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,528
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	1,834
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,460	1,659
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	2,035	2,329
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,430
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,000	1,149
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,562
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,241
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,500	2,570
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,000	2,101
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	2,970	3,019
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	2,000	2,083
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/44	2,000	2,090
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/46	2,750	2,888
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/47	5,310	5,563
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	983
	New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	4.000%	4/1/34	1,250	1,261
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,552
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/43	1,730	1,873
	New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.250%	6/15/45	2,500	2,719
	New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/36	1,550	1,218
	New York State Housing Finance Agency Revenue	2.200%	11/1/36	875	678
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	1,420	1,390
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	725	709
[14]	New York State Housing Finance Agency Revenue PUT	3.100%	11/1/27	1,070	1,066
	New York State Housing Finance Agency Revenue PUT	4.500%	11/1/28	1,000	1,007
	New York State Housing Finance Agency Revenue PUT	3.450%	5/1/29	1,000	1,001
	New York State Housing Finance Agency Revenue PUT	3.600%	5/1/29	1,475	1,479
	New York State Housing Finance Agency Revenue PUT	3.800%	5/1/29	2,425	2,427
	New York State Housing Finance Agency Revenue PUT	3.450%	11/1/29	1,750	1,751
	New York State Housing Finance Agency Revenue PUT	3.500%	5/1/30	525	523
	New York State Housing Finance Agency Revenue PUT	3.570%	11/1/31	2,045	2,022
	New York State Housing Finance Agency Revenue PUT	3.600%	4/1/32	1,000	995
	New York State Housing Finance Agency Revenue PUT	3.950%	1/1/35	4,520	4,509
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.300%	12/15/28	100	100
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.350%	6/15/29	500	500
	New York State Housing Finance Agency Revenue (Personal Income Tax) PUT	3.350%	12/15/29	100	100
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	6,200	5,757
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	2,505	2,315
	New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	1,480	1,468
	New York State Thruway Authority General Revenue	5.000%	1/1/38	1,500	1,668
[10]	New York State Thruway Authority General Revenue	4.000%	1/1/39	1,000	992
	New York State Thruway Authority General Revenue	4.000%	1/1/41	1,000	978
	New York State Thruway Authority General Revenue	4.000%	1/1/42	1,000	972
	New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,143
	New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,115
	New York State Thruway Authority Revenue	5.000%	3/15/40	1,325	1,422
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,431
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,044
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,046
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,043
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/38	3,325	3,543
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/40	1,590	1,558
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/41	1,000	979
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	1,490	1,441
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	2,000	1,934
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/43	5,000	5,186
	New York State Urban Development Corp. Sales Tax Revenue	5.000%	3/15/30	1,015	1,114
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/41	3,000	2,460
	New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/42	4,000	3,210
	New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/43	225	213
	New York Transportation Development Corp. Special Facility Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	1,400	1,282
	Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	7/1/33	350	362
	Port Authority of New York & New Jersey Revenue	3.000%	12/1/32	2,000	1,954
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,230	1,276
	Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,295	2,432
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/40	1,000	1,091

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/40	1,235	1,362
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/41	1,000	1,092
	Port Authority of New York & New Jersey Revenue	5.000%	7/15/42	1,000	1,082
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,372
	Suffolk County NY Public Improvement GO	3.000%	10/15/40	1,000	865
	Suffolk County NY Public Improvement GO	3.000%	10/15/41	1,000	847
	Suffolk NY Regional Off-Track Betting Corp. Revenue	5.000%	12/1/34	500	512
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	1,926
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	3,745	3,801
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/30	450	453
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/31	460	464
	Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/32	285	287
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/27	5,000	5,239
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/27	1,000	1,051
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/29	2,000	2,169
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/30	2,000	2,194
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/32	1,000	1,118
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/34	1,000	1,120
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/34	8,000	9,075
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	0.000%	11/15/36	1,000	618
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/40	1,000	1,070
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.250%	11/15/40	1,000	1,103
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/45	1,355	1,424
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/46	1,920	2,009
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/26	1,000	981
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/28	1,500	1,416
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	1,000	1,096
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/30	1,000	813
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	847
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	1,955
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,027
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	2,000	2,051
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/40	1,450	1,590
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/42	2,000	2,039
	Triborough Bridge & Tunnel Authority NY Payroll Mobility Revenue	5.000%	11/15/28	2,000	2,140
	Triborough Bridge & Tunnel Authority NY Real Estate Transfer Tax Revenue	5.000%	12/1/33	1,000	1,141
	Triborough Bridge & Tunnel Authority NY Real Estate Transfer Tax Revenue	5.000%	12/1/44	1,500	1,582
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,835	1,986
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,400	1,526
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	1,000	969
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/29	2,000	2,111
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/35	1,945	1,965
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/36	2,450	2,475
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/38	5,000	5,500
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/39	1,570	1,621
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/40	515	567
[5]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	5.000%	7/1/36	700	721
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,076
[6]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/32	1,000	1,104
[6]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.250%	11/1/33	1,250	1,388
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,431
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,523
[10]	Yonkers NY GO	5.000%	11/15/38	500	543
					777,600
North Carolina (0.3%)
	Charlotte NC Airport Revenue	5.000%	7/1/41	2,000	2,147
	Charlotte NC GO	4.000%	7/1/34	4,260	4,266
	Charlotte NC GO	5.000%	7/1/42	2,950	3,176
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/42	1,000	1,084
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	3.250%	6/15/27	770	767
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	1.950%	11/1/29	1,625	1,477
[6]	Fayetteville NC State University Revenue	5.000%	4/1/43	2,720	2,763
	Inlivian NC Multifamily Tax-Exempt Mortgage Backed Revenue	4.450%	6/1/41	995	977
	North Carolina GAN Revenue	5.000%	3/1/27	1,015	1,020
	North Carolina Housing Finance Agency Homeownership Revenue	5.500%	1/1/54	945	1,005
	North Carolina Ltd. Obligation Revenue	3.000%	5/1/33	1,000	944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	800	743
	North Carolina Medical Care Commission Retirement Facilities Revenue (Penick Village Project)	5.000%	9/1/34	115	116
[7]	North Carolina Turnpike Authority Revenue	0.000%	1/1/34	1,000	711
[6]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	30	31
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	1,934
	Pender County NC GO	3.000%	3/1/39	2,000	1,779
	Raleigh NC Combined Enterprise System Revenue	5.000%	9/1/28	325	348
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	406
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,442
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	323
	Wake County NC GO	5.000%	5/1/29	1,250	1,355
	Western California University General Revenue	3.000%	4/1/36	1,480	1,358
					30,172
North Dakota (0.1%)
	Cass County ND Joint Water Resource District Revenue	3.450%	4/1/27	1,115	1,114
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,215
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/29	445	463
[6]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/39	1,000	818
[6]	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/39	475	497
	Horace ND GO	4.500%	5/1/39	600	587
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	5.750%	7/1/53	925	981
					5,675
Ohio (1.0%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,358
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,117
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,146
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.000%	2/15/29	1,250	1,338
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	410
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/35	1,150	1,196
	Butler County OH Hospital Facilities Revenue	5.000%	11/15/32	2,015	2,031
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	727
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	382
	Cleveland Ohio Income Tax Revenue	3.000%	10/1/34	335	310
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/38	365	363
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue)	5.000%	8/1/37	1,000	1,048
[6]	Columbus OH City School District GO	0.000%	12/1/29	1,000	856
	Columbus OH GO	5.000%	4/1/25	1,200	1,200
	Columbus OH GO	5.000%	4/1/30	4,500	4,930
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	12/1/34	590	577
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/36	1,000	979
	Columbus OH Metropolitan Housing Authority Revenue	4.625%	8/1/36	1,100	1,119
	Columbus OH Regional Airport Authority Revenue	5.000%	1/1/41	500	537
	Columbus OH Regional Airport Authority Revenue	5.000%	1/1/44	500	529
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/32	1,000	1,011
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	690
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/39	715	692
[3]	Franklin County OH Hospital Revenue (Nationwide Childrens Hospital) VRDO	3.550%	4/1/25	1,800	1,800
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,172
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	885
	Hamilton County OH Health Care Facilities Revenue	5.000%	6/1/34	1,000	1,062
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,024
[3]	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group) VRDO	3.700%	4/1/25	5,640	5,640
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	653
[8]	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	8/1/35	2,740	2,892
[8]	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.500%	8/1/40	1,750	1,876
	Hamilton County OH Sewer System Revenue	5.000%	12/1/30	500	553
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	893
	Montgomery County OH Health Care Facilities Revenue	5.000%	9/1/39	525	551
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/34	900	820
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/40	1,000	812
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/38	1,000	935
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/42	1,000	892
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	2,652
	North Ridgeville OH City School District GO	5.000%	12/1/40	625	650
	North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,405
	Ohio Air Quality Development Authority Revenue PUT	4.000%	6/1/27	500	504
	Ohio Air Quality Development Authority Revenue (Duke Energy Corp.) PUT	4.000%	6/1/27	730	737
	Ohio Air Quality Development Authority Revenue (Valley Electric Corp. Project)	3.250%	9/1/29	305	298
	Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,605	1,673
	Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,155
	Ohio GO	5.000%	5/1/33	1,010	1,062
	Ohio GO	5.000%	3/1/35	1,000	1,031
	Ohio GO	5.000%	5/1/35	770	849
	Ohio GO	5.000%	5/1/36	600	659
	Ohio GO	5.000%	3/1/38	2,000	2,052
	Ohio Higher Education GO	5.000%	5/1/30	5,015	5,024
	Ohio Housing Finance Agency Residential Mortgage Revenue	5.500%	3/1/53	910	961
	Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,045
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,383
	Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,335
	Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	946
	Ohio State Higher Educational Facility Commission Revenue	4.000%	12/1/37	1,050	963
	Ohio State Higher Educational Facility Commission Revenue (John Carroll University)	4.000%	10/1/45	1,000	837
	Ohio State Higher Educational Facility Commission Revenue (University of Dayton Project)	5.000%	2/1/36	750	832
	Ohio State Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/33	345	373
	Ohio State Hospital Revenue (Cleveland Clinic Health System Obligated Group) PUT	2.750%	5/1/28	1,000	980
	Ohio State Hospital Revenue (Cleveland Clinic Health System)	5.000%	1/1/32	1,000	1,105
	Ohio State Hospital Revenue (Cleveland Clinic Health System)	5.000%	1/1/35	1,410	1,578
	Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/33	105	109
	Ohio State Hospital Revenue (University Hospitals Health System)	5.000%	1/15/35	500	520
	Ohio State Housing Finance Agency Residential Mortgage Revenue	6.250%	3/1/55	495	538
	Ohio State Housing Finance Agency Residential Mortgage Revenue	6.250%	3/1/56	250	276
	Ohio Turnpike Commission Revenue	5.000%	2/15/43	2,500	2,556
	Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,361
	Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	1,000	430
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/42	1,100	1,183
	Ohio Water Development Authority Drinking water Revenue	5.000%	12/1/44	1,000	1,066
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	1,919
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/27	1,485	1,555
	Port of Greater Cincinnati Development Authority Ohio Revenue	5.000%	12/1/39	1,490	1,610
	Princeton OH City School District GO	0.000%	12/1/41	1,000	451
	Summit County OH Development Finance Authority Parking System Revenue	5.500%	12/1/43	200	212
	University of Cincinnati OH Revenue	5.000%	6/1/43	4,000	4,238
[3,5]	University of Toledo Revenue TOB VRDO	3.700%	4/1/25	1,025	1,025
[3,5]	University of Toledo Revenue TOB VRDO	3.700%	4/1/25	2,930	2,930
					105,460
Oklahoma (0.3%)
	Grand River Dam Authority Revenue	5.000%	6/1/42	1,000	1,063
	Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,213
	Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	985	964
	Oklahoma Capitol Improvement Authority Facilities Revenue Prere.	4.000%	7/1/28	15	15
	Oklahoma City OK GO	4.000%	3/1/39	1,420	1,399
	Oklahoma City OK GO	4.000%	3/1/41	5,800	5,641
	Oklahoma City OK GO	4.000%	3/1/43	5,800	5,483
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,553
	Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/33	1,030	1,055
	Oklahoma State Industries Authority Educational Facilities Lease Revenue	5.000%	4/1/31	1,235	1,350
	Oklahoma State University Agricultural Mechanical Revenue	4.000%	9/1/35	460	467
	Oklahoma Turnpike Authority Revenue	4.000%	1/1/35	1,450	1,452
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/36	1,000	1,124
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,020	2,049
[8]	Oklahoma Turnpike Authority Revenue	5.000%	1/1/40	1,000	1,074
	Oklahoma Turnpike Authority Revenue	5.000%	1/1/41	1,000	1,084
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	4.000%	9/1/31	1,500	1,530
	Tulsa OK Metropolitan Utility Authority Revenue	4.000%	4/1/37	750	760
[10]	University of Oklahoma Revenue	5.000%	7/1/40	700	757
[10]	University of Oklahoma Revenue	5.000%	7/1/41	865	928
[10]	University of Oklahoma Revenue	5.000%	7/1/42	865	923
[10]	University of Oklahoma Revenue	5.000%	7/1/43	920	978
					32,862

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon (0.7%)
	Clackamas County OR School District No. 62 GO	0.000%	6/15/29	230	200
	Clackamas County School District No. 12 North GO	0.000%	6/15/38	1,500	805
	Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,183
	Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	595
[3,5]	Medford OR Hospital Facilities Authority Revenue (Asante Projects) TOB VRDO	3.650%	4/1/25	5,000	5,000
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	1,000	883
	Oregon Department of Transportation Grant Anticipation Revenue	5.000%	5/15/33	500	564
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/32	2,000	2,254
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/34	5,000	5,711
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/40	1,050	1,116
	Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/42	5,125	5,347
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,013
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	461
	Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	461
	Oregon GO	5.000%	5/1/30	4,215	4,301
	Oregon GO	5.000%	5/1/36	5,000	5,158
	Oregon Health & Science University Revenue	4.000%	7/1/36	2,000	2,000
	Oregon Housing & Community Services Department Mortgage Revenue	3.930%	10/1/36	1,929	1,786
	Oregon Housing & Community Services Department Mortgage Revenue	4.000%	7/1/51	850	855
	Oregon Housing & Community Services Department Mortgage Revenue	5.500%	7/1/53	1,580	1,682
	Oregon State Business Development Commission Revenue PUT	3.800%	6/15/28	1,570	1,584
	Oregon State Department Administrative Services Lottery Revenue	5.000%	4/1/39	5,625	6,079
	Oregon State Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/30	1,535	1,629
	Portland OR Sewer System Revenue	5.000%	6/1/29	1,000	1,083
	Portland OR Sewer System Revenue	5.000%	10/1/41	500	547
	Portland OR Tax GO (Portland Building Project)	5.000%	6/15/40	1,880	1,941
	Portland OR Water System Revenue	2.000%	5/1/42	2,000	1,275
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	540	549
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	503
	Tri-County Metropolitan Transportation District of Oregon Revenue	3.000%	9/1/36	1,000	908
	Tri-County Metropolitan Transportation District of Oregon Revenue Prere.	4.000%	9/1/25	2,750	2,763
	Union County OR Hospital Facility Authority Revenue	5.000%	7/1/38	1,580	1,599
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,343
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/37	2,442	1,432
	Washington Multnomah & Yamhill Counties Hillsboro School District No. 1 GO	5.000%	6/15/35	2,400	2,477
					67,087
Pennsylvania (2.4%)
	Abington PA School District GO	4.000%	10/1/39	2,500	2,423
	Adams County PA General Authority College Revenue	5.000%	8/15/33	1,000	1,057
	Allegheny County PA GO	4.000%	11/1/30	1,025	1,032
	Allegheny County PA Higher Education Building Authority Revenue (Chatham University)	5.250%	9/1/34	550	542
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,044
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,034
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,031
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	2,400	2,284
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/32	900	1,008
	Allegheny County PA Sanitary Authority Sewer Revenue	3.000%	6/1/39	1,410	1,193
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	470	468
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/41	1,185	1,156
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	255
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	900	945
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	1,260	1,331
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	500	532
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	1,075	1,147
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/33	1,000	1,015
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35	1,035	1,094
[5]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.375%	5/1/42	2,000	1,976
[10]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,019
	Bethel Park PA School District GO	4.000%	8/1/34	1,100	1,127
	Bethlehem PA Redevelopment Authority University Revenue (Moravian University Project)	4.000%	10/1/35	1,000	962
	Bethlehem PA Redevelopment Authority University Revenue (Moravian University Project)	5.000%	10/1/37	1,105	1,149
	Bucks County PA Industrial Development Authority Revenue (Delaware Valley University Project)	5.000%	11/1/30	1,735	1,747
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/30	750	783
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,445	1,567
	Chester County Industrial Development Authority Revenue	4.000%	12/1/39	3,000	2,929
[10]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	290
[10]	Coatesville PA Area School District GO	4.250%	11/15/39	2,000	1,988

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	335
[10]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	365
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	510
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	1,000	1,025
	Commonwealth Financing Authority Pennsylvania Tobacco Master Settlement Payment Revenue	5.000%	6/1/35	1,515	1,556
	Cumberland County PA Municipal Authority Revenue	4.000%	11/1/44	2,000	1,800
[5]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/30	840	738
	Delaware PA GO	5.000%	8/1/39	420	453
	Delaware River PA Joint Toll Bridge Commission System Revenue	5.000%	7/1/34	225	232
	DuBois PA Hospital Authority Revenue (Penn Highlands Healthcare)	5.000%	7/15/31	1,455	1,444
[10,12]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	83
[10,12]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,142
[10]	Gateway PA School District Alleghany County GO	3.000%	10/15/37	1,000	866
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	4.000%	4/1/39	1,500	1,453
	Geisinger Authority PA Health System Revenue (Geisinger Health System) PUT	5.000%	2/15/27	1,000	1,025
[6]	Hempfield PA Area School District (Westmoreland Country) GO	4.000%	3/15/37	3,400	3,410
	Lancaster County PA Hospital Authority Revenue (Penn State Health)	5.000%	11/1/41	1,000	1,022
	Lancaster County PA Hospital Authority Revenue (St. Anne's Retirement Community Incorporated Project)	5.000%	3/1/29	1,085	1,071
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/36	845	858
	Lancaster PA Higher Education Authority Revenue (Elizabethtown College Project)	5.000%	10/1/37	3,000	2,985
	Latrobe PA Industrial Development Authority University Revenue (Siton Hill University)	4.000%	3/1/40	225	192
[10]	Lehigh County PA Authority Water & Sewer Revenue	4.000%	12/1/43	1,000	963
[10]	Lehigh County PA Authority Water & Sewer Revenue	4.000%	12/1/44	1,000	954
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	2,548
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network) Prere.	5.000%	7/1/26	1,220	1,252
[6]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,013
	Manheim Township PA School District GO	4.000%	5/1/35	550	553
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/40	1,250	1,210
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/41	2,000	1,918
	Montgomery County PA GO	5.000%	10/1/39	1,000	1,075
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,598
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	5/1/35	700	690
	Montgomery County PA Industrial Development Authority Revenue PUT	4.100%	4/3/28	2,935	2,997
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,027
[6]	Northampton County PA General Purpose Authority Hospital Revenue	4.000%	8/15/42	2,150	2,013
	Northampton County PA General Purpose Authority Revenue	5.000%	11/15/34	500	567
	Pennsylvania COP	5.000%	7/1/26	500	513
	Pennsylvania COP	5.000%	7/1/27	500	522
[6]	Pennsylvania Economic Development Financing Authority Revenue (Capitol Region Parking System)	4.125%	1/1/43	500	473
	Pennsylvania Economic Development Financing Authority Revenue (PPL Energy Supply LLC Project) PUT	5.250%	6/1/27	250	252
	Pennsylvania Economic Development Financing Authority Revenue (PPL Energy Supply LLC Project) PUT	5.250%	6/1/27	340	343
[8]	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) PUT	0.000%	3/15/30	1,225	1,300
[8]	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) PUT	0.000%	3/15/32	1,985	2,136
[8]	Pennsylvania Economic Development Financing Authority Revenue (University of Pittsburgh Medical Center) PUT	0.000%	3/15/35	2,310	2,497
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,086
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,570
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/15/32	740	807
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/37	1,400	1,390
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/38	1,000	982
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	5/15/42	775	733
	Pennsylvania Economic Development Financing Authority Revenue (Villanova University Project)	5.000%	8/1/42	1,500	1,612
	Pennsylvania Economic Development Financing Authority Revenue (Waste Management Project) PUT	0.950%	12/1/26	1,000	954
	Pennsylvania GO	5.000%	1/1/26	3,295	3,350
	Pennsylvania GO	5.000%	9/15/26	1,500	1,548
	Pennsylvania GO	5.000%	9/1/28	2,500	2,675
	Pennsylvania GO	4.000%	1/1/29	3,000	3,039

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Pennsylvania GO	4.000%	8/15/30	1,000	1,002
	Pennsylvania GO	5.000%	9/1/30	2,500	2,751
	Pennsylvania GO	5.000%	9/1/31	3,000	3,337
[6]	Pennsylvania GO	4.000%	3/1/33	1,110	1,124
[6]	Pennsylvania GO	4.000%	3/1/34	1,670	1,687
	Pennsylvania GO	5.000%	10/1/35	2,500	2,753
	Pennsylvania GO	4.000%	3/1/36	1,000	1,002
	Pennsylvania GO	3.000%	5/15/36	1,000	897
	Pennsylvania GO	4.000%	3/1/37	1,000	997
[10]	Pennsylvania GO	4.000%	3/1/37	1,000	1,003
	Pennsylvania GO	2.000%	5/15/38	1,390	1,028
	Pennsylvania GO	2.000%	5/15/39	1,000	721
	Pennsylvania GO	2.000%	5/15/40	1,040	730
	Pennsylvania GO	2.000%	5/15/41	1,030	703
	Pennsylvania GO	4.000%	8/15/41	1,000	969
	Pennsylvania GO	4.000%	9/1/41	1,500	1,455
	Pennsylvania GO	4.000%	9/1/42	1,500	1,447
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	11/1/40	1,305	1,409
	Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	4.000%	11/1/42	500	472
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/35	1,900	1,949
	Pennsylvania Housing Finance Agency Revenue	4.000%	10/1/37	2,205	2,159
	Pennsylvania Housing Finance Agency Revenue	2.450%	10/1/41	1,500	1,102
	Pennsylvania Housing Finance Agency Revenue	5.125%	10/1/41	1,500	1,531
	Pennsylvania Housing Finance Agency Revenue	4.250%	10/1/52	1,080	1,091
	Pennsylvania Housing Finance Agency Revenue	5.500%	10/1/53	2,045	2,157
	Pennsylvania Housing Finance Agency Revenue	5.750%	10/1/53	920	975
	Pennsylvania Housing Finance Agency Revenue	6.250%	10/1/53	2,030	2,197
	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	6.000%	10/1/54	500	541
	Pennsylvania State University Revenue	5.000%	9/1/44	1,255	1,291
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,038
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	648
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	776
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,100	1,111
	Pennsylvania Turnpike Commission Revenue	6.000%	12/1/30	1,480	1,574
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,542
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,000	1,114
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,338
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,226
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	1,570	1,763
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	1,760	1,971
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	1,000	1,107
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,684
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	1,000	1,033
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	1,060	1,161
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,053
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,615
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	1,060	1,123
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	1,000	1,080
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	1,000	1,074
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/43	1,000	938
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	1,000	1,028
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	2,015	2,146
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	1,000	1,063
	Philadelphia PA Airport Revenue	5.000%	7/1/34	1,500	1,607
	Philadelphia PA Authority for Industrial Development City Service Agreement Revenue	5.000%	5/1/32	1,000	1,045
	Philadelphia PA Authority for Industrial Development Hospital Revenue	4.000%	7/1/35	2,000	1,979
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/31	920	901
	Philadelphia PA Authority for Industrial Development Revenue (Science University)	5.000%	11/1/42	1,000	1,007
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,000
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36	1,000	1,020
	Philadelphia PA Authority for Industrial Development University Revenue (Saint Joseph's University)	4.000%	11/1/35	1,200	1,181
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,640
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,028
	Philadelphia PA Gas Works Revenue	5.000%	8/1/32	645	712
	Philadelphia PA Gas Works Revenue	5.000%	8/1/33	1,175	1,304
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,338
	Philadelphia PA Gas Works Revenue	5.000%	8/1/39	1,000	1,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,002
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/32	1,610	1,633
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/34	1,000	1,010
[6]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/37	1,000	1,053
[6]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	4.000%	7/1/39	1,000	961
	Philadelphia PA Redevelopment Authority Revenue	5.000%	9/1/42	1,000	1,052
	Philadelphia PA School District GO	5.000%	9/1/31	940	947
[7]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/31	1,380	1,524
[7]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/32	1,280	1,426
[7]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/34	1,120	1,262
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/38	1,500	1,625
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/40	2,000	2,144
[7]	Philadelphia PA Water & Wastewater Revenue	5.000%	9/1/43	1,090	1,162
	Philadelphia PA Water & Wastewater Revenue	5.000%	11/1/45	1,000	1,033
[6]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Hotel Room Excise Tax Revenue	5.000%	2/1/30	1,000	1,078
	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Parking Revenue	5.000%	12/15/33	1,465	1,507
	Pittsburgh PA GO	5.000%	9/1/39	450	485
	Pittsburgh PA GO	5.000%	9/1/42	500	529
[6]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,063
[6]	River Valley School District PA GO	4.000%	3/15/28	1,145	1,171
[6]	River Valley School District PA GO	4.000%	3/15/33	1,810	1,843
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	825
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	794
	School District of Philadelphia GO	5.000%	9/1/26	1,000	1,028
	School District of Philadelphia GO	5.000%	9/1/30	1,000	1,074
	School District of Philadelphia GO	5.000%	9/1/30	1,465	1,573
	School District of Philadelphia GO	5.000%	9/1/31	1,115	1,206
	School District of Philadelphia GO	5.250%	9/1/39	2,000	2,178
[6]	Scranton PA GO	5.000%	11/15/29	625	663
	Seneca Valley PA School District GO	3.000%	4/1/34	1,995	1,876
[18]	Shaler PA Area School District GO	0.000%	9/1/31	1,195	918
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,167
[6]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	1,687
[6]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/32	1,105	1,135
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	5.000%	2/15/29	1,000	1,075
	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/41	750	622
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton)	4.000%	11/1/29	2,205	2,210
					240,925
Puerto Rico (0.8%)
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/29	250	259
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/30	1,565	1,621
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	2,610	2,703
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	1,775	1,842
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/35	1,555	1,597
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/37	1,065	1,093
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/37	700	719
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/37	395	407
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/42	575	516
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	4.000%	7/1/42	520	476
	Puerto Rico Commonwealth GO	4.000%	7/1/37	571	540
	Puerto Rico Commonwealth GO	4.000%	7/1/41	393	359
	Puerto Rico Commonwealth GO	0.000%	11/1/43	1,971	1,234
	Puerto Rico Commonwealth GO	0.000%	11/1/51	7,835	4,867
	Puerto Rico GO	5.375%	7/1/25	2,595	2,607
	Puerto Rico GO	5.625%	7/1/27	5,529	5,725
	Puerto Rico GO	5.625%	7/1/29	6,627	7,099
	Puerto Rico GO	5.750%	7/1/31	4,315	4,740
	Puerto Rico GO	0.000%	7/1/33	3,661	2,508
	Puerto Rico GO	4.000%	7/1/33	7,731	7,570
	Puerto Rico GO	4.000%	7/1/35	2,561	2,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program Revenue (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,048
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Revenue	5.000%	7/1/33	215	226
[6,7]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,036
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,046	959
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	1,898	1,606
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	992	777
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/33	4,918	3,524
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	14,628	14,253
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	2,786	2,715
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	1,565	1,549
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	559	545
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	350	114
					79,280
Rhode Island (0.1%)
[7]	Providence RI Public Building Authority Revenue	5.000%	9/15/33	1,000	1,099
[6]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/36	1,365	1,418
[6]	Providence RI Public Buildings Authority Revenue (Capital Improvement Program Projects)	5.000%	9/15/37	2,590	2,678
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	507
	Rhode Island Health & Educational Building Corp. Hospital financing Revenue	5.000%	5/15/34	500	554
	Rhode Island Health & Educational Building Corp. Hospital financing Revenue	5.000%	5/15/37	1,000	1,061
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue	3.750%	10/1/49	590	590
					7,907
South Carolina (0.5%)
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	265
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/30	400	439
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/35	825	896
	Charleston SC Housing Authority Revenue (Kiawah Homes)	5.000%	12/1/41	1,000	965
	Florence County SC Public Facilities Corp. Installment Purchase Revenue	5.000%	6/1/28	1,000	1,063
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,610
	Greenville County SC Special Source Revenue	4.000%	4/1/38	250	250
	Greenville SC Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.910%	7/1/43	1,000	996
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,006
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,517
	Orangeburg County School District Revenue	5.000%	6/1/41	1,810	1,865
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	3/1/31	5,290	5,657
	Patriots Energy Group Financing Agency SC Gas Supply Revenue PUT	5.250%	8/1/31	1,730	1,834
	Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/36	825	815
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/31	2,500	2,552
	Piedmont SC Municipal Power Agency Revenue	4.000%	1/1/33	4,000	4,034
	Richland County SC School District No.2 GO	5.000%	3/1/26	4,185	4,273
	Scago Public Facilities Corp. for Georgetown County Revenue	5.000%	6/1/35	1,000	1,095
[3,5]	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) TOB VRDO	3.790%	4/1/25	500	500
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,540
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.000%	11/1/31	1,700	1,856
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.250%	11/1/40	1,165	1,275
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.250%	11/1/43	1,175	1,262
	South Carolina Jobs-Economic Development Authority Health Care Facilities Revenue (Novant Health Obligated Group)	5.500%	11/1/45	1,110	1,216
	South Carolina Jobs-Economic Development Authority Healthcare Revenue (Beaufort Memorial Hospital)	5.250%	11/15/39	500	520
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue	5.000%	10/1/35	1,000	1,088
	South Carolina Jobs-Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/35	2,000	2,063
	South Carolina Jobs-Economic Development Authority Retirement Community Revenue	5.250%	11/15/28	500	501
	South Carolina Jobs-Economic Development Authority Revenue	5.000%	10/1/37	1,000	1,079
	South Carolina Public Service Authority Revenue	4.000%	12/1/33	1,000	1,005
	South Carolina Public Service Authority Revenue	5.250%	12/1/34	1,500	1,666
	South Carolina Public Service Authority Revenue	4.000%	12/1/37	2,500	2,436
	South Carolina Public Service Authority Revenue	5.000%	12/1/43	1,000	1,050
	South Carolina Public Service Authority Revenue	5.000%	12/1/45	3,415	3,559
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,363
[6]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/34	510	543
					55,654

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Dakota (0.1%)
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/41	2,660	2,300
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	3,003
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,092
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health)	4.000%	9/1/36	2,500	2,414
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/51	755	744
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/52	1,270	1,247
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	6.000%	5/1/54	175	186
	South Dakota State Building Authority Revenue	5.000%	6/1/37	1,000	1,029
					13,015
Tennessee (0.9%)
[3]	Blount County TN Public Building Authority Revenue VRDO	3.650%	4/1/25	4,800	4,800
	Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,006
	Chattanooga TN Health Educational & Housing Facility Board System Revenue	5.250%	12/1/44	1,000	1,061
	Cleveland TN Health & Educational Facilities Board Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/42	1,140	1,203
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,648
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/35	1,000	1,027
	Jackson TN Hospital Project Revenue	5.000%	4/1/38	3,620	3,700
[3,5]	Knox County & Knoxville TN Sports Authority Public Facility Revenue (Multi-Use Stadium Project) TOB VRDO	3.700%	4/1/25	3,250	3,250
	Knox County TN GO	3.000%	6/1/37	3,580	3,172
	Knox County TN GO	4.000%	6/1/38	3,645	3,665
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,018
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	940
	Memphis TN GO	4.000%	6/1/31	1,000	1,003
	Memphis TN GO	5.000%	4/1/41	1,120	1,195
	Memphis TN GO	5.000%	4/1/41	1,185	1,265
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	534
	Memphis-Shelby County TN Industrial Development Board Revenue	5.000%	11/1/27	1,000	1,030
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/37	840	863
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/37	600	669
	Metropolitan Government of Nashville & Davidson County TN Electric System Revenue	5.000%	5/15/38	750	831
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/36	1,525	1,551
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	1,450	1,382
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	5.000%	7/1/29	1,000	1,073
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/31	215	211
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	5.000%	5/1/39	750	795
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/28	1,000	1,060
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	3.000%	7/1/39	3,500	2,982
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/39	1,430	1,500
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/40	860	916
[19]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds Revenue (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/31	300	281
	Shelby County TN Health Educational & Housing Facilities Board Revenue (Baptist Memorial Health Care)	5.250%	9/1/34	1,910	2,088
	Shelby County TN Health Educational & Housing Facilities Board Revenue (Baptist Memorial Health Care) PUT	5.000%	9/1/29	1,000	1,052
[3,6]	Shelby County TN Health Educational & Housing Facilities Board Revenue (Methodist Le Bonheur Healthcare) VRDO	3.550%	4/1/25	12,300	12,300
[3,5]	Sullivan County Health Educational & Housing Facilities Revenue TOB VRDO	3.730%	4/1/25	380	380
	Tennergy Corp. TN Gas Revenue PUT	5.000%	12/1/29	11,485	12,031
	Tennergy Corp. TN Gas Revenue PUT	5.500%	12/1/30	3,135	3,296
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,050
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,185	1,205
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	5.000%	5/1/28	5,240	5,400
	Tennessee Housing Development Agency Finance Program Revenue	3.750%	7/1/52	925	925
	Tennessee Housing Development Agency Residential Finance Program Revenue	5.750%	1/1/54	945	1,006
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) Prere.	5.000%	11/1/25	10	10
	Williamson County TN Industrial Development Board Multifamily housing Revenue PUT	5.000%	5/1/27	510	524
					86,898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas (7.5%)
	Alamo TX Area Housing Finance Corp. Multifamily Revenue (Cedar Bluff Apartments) PUT	3.390%	7/1/28	500	501
	Alamo TX Community College District Maintenance Tax Notes GO	5.000%	2/15/28	1,000	1,058
[20]	Aldine TX Independent School District GO	4.000%	2/15/34	1,350	1,361
[20]	Aldine TX Independent School District GO	5.000%	2/15/38	1,225	1,346
	Allen TX GO	5.000%	8/15/39	1,250	1,350
[20]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,055
[20]	Andrews Independent School District GO	5.000%	2/15/28	1,025	1,085
[20]	Angleton TX Independent School District Unlimited Tax Bonds GO	4.000%	2/15/44	1,000	943
[20]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	607
[6]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	322
[10]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,206
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/37	1,435	1,504
	Austin TX Affordable PFC Inc. Multifamily Housing Revenue (Eagle's Landing Family Apartments)	4.500%	3/1/43	1,000	973
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,158
	Austin TX Airport System Revenue	5.000%	11/15/32	1,260	1,287
	Austin TX Community College District GO	4.000%	8/1/30	1,845	1,857
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,006
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/44	1,000	1,031
	Austin TX Independent School District GO	5.000%	8/1/28	1,000	1,068
[20]	Austin TX Independent School District GO	5.000%	8/1/40	1,040	1,119
[20]	Austin TX Independent School District GO	5.000%	8/1/41	2,265	2,422
[20]	Austin TX Independent School District GO	5.000%	8/1/42	1,810	1,925
[20]	Austin TX Independent School District GO	4.000%	8/1/43	3,750	3,596
[20]	Austin TX Independent School District GO	4.000%	8/1/44	1,610	1,517
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/30	4,995	5,135
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/36	1,000	1,093
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,019
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/38	1,675	1,809
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/42	2,500	2,669
[20]	Barbers Hill Independent School District GO	4.000%	2/15/41	1,690	1,642
[20]	Bastrop Independent School District GO	5.000%	2/15/42	4,115	4,362
	Bexar County TX GO	4.000%	6/15/36	3,070	3,085
[20]	Birdville Independent School District GO	5.000%	2/15/43	2,500	2,633
[20]	Boerne TX Independent School District GO PUT	4.000%	2/1/28	1,170	1,194
[20]	Bonham Independent School District GO	5.000%	2/15/42	1,325	1,404
[20]	Brock TX Independent School District GO	5.000%	8/15/39	1,000	1,072
[20]	Canutillo TX Independent School District GO	5.000%	2/15/41	650	700
[20]	Canutillo TX Independent School District GO	5.000%	2/15/42	800	856
[20]	Canutillo TX Independent School District GO	5.000%	2/15/43	835	889
[20]	Canutillo TX Independent School District GO	5.000%	2/15/44	500	530
[20]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/29	1,285	1,381
[20]	Carrollton-Farmers TX Branch Independent School District GO	3.000%	2/15/39	1,000	863
[20]	Carrollton-Farmers TX Branch Independent School District GO	5.000%	2/15/40	2,170	2,327
[11]	Cedar Hill TX Independent School District GO	0.000%	8/15/26	1,000	956
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	880	858
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,130
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,785	1,915
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/35	1,000	1,011
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/36	1,115	1,110
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/39	3,000	2,953
	Central Texas Regional Mobility Authority Revenue	3.375%	1/1/41	445	383
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	7/1/25	865	870
[20]	Clear Creek TX Independent School District GO	5.000%	2/15/33	525	589
[20]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	937
	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	1,020	1,099
[20]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	600	661
	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	1,500	1,476
[20]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	700	704
[20]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/44	1,705	1,607
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	2,542
	Collin County TX GO	5.000%	2/15/27	3,900	4,058
	Collin County TX GO	5.000%	2/15/28	1,450	1,536
[20]	Comal TX Independent School District GO	3.000%	2/15/40	500	431
[20]	Comal TX Independent School District GO	3.000%	2/1/41	1,000	830
[20]	Community TX Independent School District Bonds GO	5.000%	2/15/38	1,370	1,460
	Conroe TX GO	5.000%	11/15/41	410	433
[20]	Conroe TX Independent School District Unlimited Tax Building Bonds GO	2.500%	2/15/38	3,000	2,391
[20]	Conroe TX Independent School District Unlimited Tax Building Bonds GO	5.000%	2/15/43	3,000	3,188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[20]	Conroe TX Independent School District Unlimited Tax Refunding Bonds GO	5.000%	2/15/27	560	583
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/34	260	279
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/31	300	329
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/34	725	796
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/39	1,000	1,082
[20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/28	1,000	1,061
[20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/29	2,000	2,153
[20]	Cypress-Fairbanks TX Independent School District GO	4.000%	2/15/34	1,000	1,002
[20]	Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/34	1,240	1,401
	Dallas County TX Hospital District GO	4.000%	8/15/33	2,000	2,020
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,213
	Dallas TX GO	4.000%	2/15/39	6,250	6,157
	Dallas TX Hotel Occupancy Revenue (Kaufman & Rockall Counties)	4.000%	8/15/30	1,000	1,002
[14]	Dallas TX Housing Finance Corp. Multifamily Revenue (Mondello Apartments) PUT	5.000%	8/1/26	120	123
[20]	Dallas TX Independent School District GO	5.000%	2/15/28	1,985	2,105
[20]	Dallas TX Independent School District GO PUT	5.000%	2/15/31	1,720	1,870
	Dallas TX Waterworks & Sewer System Revenue	3.000%	10/1/37	2,145	1,920
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33	1,125	1,266
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/34	1,000	1,018
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	2,060	2,302
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	1,000	1,091
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/40	1,750	1,895
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	1,360	1,449
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43	1,395	1,477
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/44	1,160	1,223
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/45	1,085	1,020
[20]	Denison TX Independent School District GO	5.000%	8/1/26	1,600	1,646
[5]	Denton County TX Special Assessment Revenue (Green Meadows Project)	4.500%	12/31/35	135	132
[5]	Denton County TX Special Assessment Revenue (Green Meadows Project)	5.000%	12/31/35	100	98
[5]	Denton County TX Special Assessment Revenue (Green Meadows Project)	5.875%	12/31/45	100	98
	Denton TX GO	4.000%	2/15/42	160	152
	Denton TX GO	4.000%	2/15/44	3,000	2,785
[20]	Denton TX Independent School District GO	5.000%	8/15/41	1,000	1,069
[20]	Eagle Mountain & Saginaw TX Independent School District GO	5.000%	8/15/40	1,125	1,211
[20]	Eagle Mountain & Saginaw TX Independent School District GO PUT	4.000%	8/1/27	500	509
[20]	Eagle Pass TX Independent School District GO	4.000%	8/15/33	1,185	1,192
	Ector County TX GO	5.000%	2/15/34	1,000	1,104
	Ector County TX GO	5.000%	2/15/44	1,500	1,565
[7]	El Paso County TX Hospital District GO	5.000%	8/15/33	700	771
[7]	El Paso County TX Hospital District GO	5.000%	8/15/39	1,000	1,068
	El Paso TX GO	5.000%	8/15/27	1,000	1,028
	El Paso TX GO	4.000%	8/15/34	1,000	1,013
	El Paso TX GO	3.000%	8/15/37	765	659
	El Paso TX GO	3.000%	8/15/41	1,000	791
	El Paso TX Municipal Drain Utilities System Revenue	4.000%	3/1/43	1,670	1,566
	El Paso TX Water & Sewer System Revenue	5.000%	3/1/36	7,000	7,396
	EP Cimarron Ventanas PFC Residential Development Revenue	4.125%	12/1/39	375	356
	EP Essential TX Housing WF PFC Residential Development Revenue	4.250%	12/1/34	2,015	1,983
[5]	Fate TX Special assessment Bonds Improvement Revenue	4.500%	8/15/31	500	491
[10]	Forney TX Independent School District GO	0.000%	8/15/42	1,000	438
[10]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding) GO	3.000%	4/1/35	435	386
	Fort Bend County TX Unlimited Tax Road GO	4.000%	3/1/33	1,000	1,006
	Fort Bend County TX Unlimited Tax Road GO	5.000%	3/1/34	1,650	1,678
	Fort Bend TX Grand Parkway Toll Road Authority Revenue	3.000%	3/1/36	840	751
[20]	Fort Bend TX Independent School District GO	5.000%	8/15/38	1,980	2,151
	Fort Worth TX GO	4.000%	3/1/41	2,445	2,358
	Fort Worth TX GO	4.000%	3/1/43	2,445	2,295
[20]	Frisco TX Independent School District GO	0.000%	8/15/26	3,620	3,472
[20]	Frisco TX Independent School District GO	3.000%	2/15/37	2,500	2,241
	Frisco TX Refunding & Improvement GO	4.000%	2/15/40	1,000	970
[20]	Galveston TX Independent School District GO	5.000%	2/1/36	1,500	1,598
	Galveston TX Wharves & Term Revenue	5.000%	8/1/39	600	638
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	719
	Garland TX GO	5.000%	2/15/40	1,325	1,423
[20]	Garland TX Independent School District GO	5.000%	2/15/41	1,500	1,605
	Garland TX Water & Sewer System Revenue	5.000%	3/1/38	1,140	1,172
[20]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	3.000%	8/15/39	3,000	2,559
[20]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	5.000%	2/15/42	1,610	1,723
[10]	Georgetown TX Utility System Revenue	5.000%	8/15/27	635	665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Georgetown TX Utility System Revenue	5.000%	8/15/39	1,655	1,777
[10]	Georgetown TX Utility System Revenue	5.000%	8/15/40	2,320	2,464
[20]	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/39	1,000	1,075
[20]	Goose Creek TX Consolidated Independent School District GO PUT	0.600%	8/17/26	400	386
	Granbury TX Combination Tax Revenue	5.000%	8/15/41	1,980	2,074
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.050%	10/1/30	1,550	1,645
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/35	1,000	1,040
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/43	2,580	2,630
	Grand Parkway Transportation Corp. Texas System Toll Revenue PUT	5.000%	4/1/28	1,400	1,467
	Grand Prairie TX Combination Tax GO	4.000%	2/15/35	1,245	1,255
[20]	Granger TX Independent School District GO	5.000%	2/15/42	4,885	5,075
[6]	Greater Texoma TX Utility Authority Contract Revenue	5.000%	10/1/37	1,000	1,072
[10]	Greenville TX Electric Utility System Revenue	5.000%	2/15/32	2,880	3,153
[20]	Greenwood TX Independent School District GO	4.000%	2/15/40	9,050	8,763
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/38	200	198
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/39	140	136
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/40	130	124
	Gulf Coast Industrial Development Authority TX Revenue (ExxonMobil Project) VRDO	3.550%	4/1/25	9,100	9,100
[10]	Hale County TX GO	5.000%	3/15/36	1,635	1,792
	Harris County Flood Control District GO	4.000%	9/15/41	1,000	955
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	7/1/31	1,000	1,096
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	10/1/31	1,445	1,586
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	5.000%	7/1/34	1,100	1,223
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/40	1,000	845
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,036
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	1,500	1,258
	Harris County TX Flood Control Improvement GO	4.000%	9/15/42	3,500	3,309
	Harris County TX GO	5.000%	9/15/29	2,000	2,167
	Harris County TX GO	5.000%	10/1/36	1,200	1,208
	Harris County TX GO	5.000%	10/1/40	2,470	2,482
	Harris County TX GO	4.000%	9/15/41	1,740	1,671
	Harris County TX Industrial Development Corp. Marine Terminal Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/33	4,495	4,482
	Harris County TX Toll Road First Lien Revenue	5.000%	8/15/40	1,500	1,626
	Harris County TX Toll Road First Lien Revenue	4.000%	8/15/43	1,035	975
	Harris County TX Toll Road First Lien Revenue	5.000%	8/15/44	1,275	1,351
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,695	1,715
[11]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/31	1,160	886
[11]	Harris County-Houston TX Sports Authority Revenue ETM	0.000%	11/15/28	2,950	2,611
[11]	Harris County-Houston TX Sports Authority Revenue ETM	0.000%	11/15/31	1,340	1,058
	Hidalgo County TX Drain District No. 1 GO	4.125%	9/1/39	500	496
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	5.000%	12/1/35	840	857
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	4.000%	12/1/39	850	794
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	0.000%	12/1/44	1,000	365
	Houston TX Airport System Revenue	5.000%	7/1/37	1,720	1,783
	Houston TX GO	5.000%	3/1/27	1,000	1,042
	Houston TX GO	4.000%	3/1/35	1,500	1,503
	Houston TX GO	5.000%	3/1/40	1,575	1,699
	Houston TX GO	5.250%	3/1/41	1,000	1,082
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	3.000%	9/1/32	500	472
	Houston TX Public Improvement Refunding GO	5.000%	3/1/26	500	510
	Houston TX Public Improvement Refunding GO	5.000%	3/1/39	1,245	1,354
	Houston TX Public Improvement Refunding GO	5.000%	3/1/40	1,500	1,618
	Houston TX Refunding Public Improvement Bonds GO	3.000%	3/1/36	1,010	900
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,398
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,001
	Houston TX Utility System Revenue	3.000%	11/15/40	1,150	951
	Houston TX Utility System Revenue	5.000%	11/15/43	2,885	2,955
[20]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/42	2,615	2,516
	Irving TX GO	5.000%	9/15/27	1,425	1,499
[20]	Jacksboro TX Independent School District GO	5.000%	2/15/37	2,550	2,807
[20]	Katy TX Independent School District GO	5.000%	2/15/28	2,355	2,496
[20]	Katy TX Independent School District GO	5.000%	2/15/44	1,315	1,382
	Laguna-Madre Water District GO	4.000%	3/1/42	3,205	2,978
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/37	825	674
	Lake Worth TX Combination TAX GO	4.000%	8/15/43	1,775	1,670
[20]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/41	1,000	1,066
[20]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/43	1,000	1,055
	Laredo TX Combination Tax GO	5.000%	2/15/36	1,000	1,093

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laredo TX Combination Tax GO	4.125%	2/15/41	1,000	980
[10]	Laredo TX Community College District Revenue	4.000%	8/1/34	1,820	1,792
	Lewisville TX GO	5.000%	2/15/27	3,140	3,261
[20]	Lewisville TX Independent School District GO	5.000%	8/15/44	2,785	2,935
	Liberty County TX Combination Tax GO	2.000%	8/1/33	1,070	875
[20]	Liberty Hill TX Independent School District GO (School Building Bonds)	5.000%	2/1/41	2,635	2,784
[20]	Llano TX Independent School District GO	5.000%	2/15/29	1,500	1,612
	Lone Star College System TX GO	5.000%	2/15/29	1,555	1,582
	Lower Colorado River Authority Texas Revenue	5.000%	5/15/42	1,000	1,053
	Lower Colorado River Authority Texas Revenue PUT	5.000%	5/15/28	2,000	2,090
[6]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/39	1,250	1,338
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/41	3,095	3,239
[6]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	4.000%	5/15/43	1,600	1,520
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/44	1,000	1,009
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/45	1,605	1,680
[3,5,6]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project) TOB VRDO	3.670%	4/1/25	8,000	8,000
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,203
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,120	1,167
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/36	1,085	1,150
	Lower Colorado River Authority TX Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.250%	5/15/41	1,000	1,070
[6]	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/38	1,750	1,876
	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/40	2,170	2,221
	Lubbock TX GO	4.000%	2/15/42	1,490	1,416
	Manor TX Combination Tax GO	5.000%	8/15/41	1,280	1,367
	Manor TX Combination Tax GO	5.000%	8/15/42	1,200	1,276
	Massachusetts Development Finance Agency Revenue (Merrimack College)	4.530%	2/1/44	1,000	961
	McKinney TX GO	3.750%	8/15/36	1,090	1,076
	McKinney TX GO	3.875%	8/15/38	880	858
	McKinney TX GO	4.000%	8/15/43	1,000	943
[20]	McKinney TX Independent School District GO	5.000%	2/15/31	3,475	3,480
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/31	400	440
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/41	700	739
[9]	Mesquite TX Health Facilities Development Corp. Retirement Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	74	1
	Midland County TX GO	4.000%	2/15/41	3,010	2,941
[20]	Midland TX Independent School District GO	4.000%	2/15/40	1,000	977
[20]	Midland TX Independent School District GO	4.000%	2/15/42	2,145	2,038
	Montgomery County TX Unlimited Tax GO	5.000%	3/1/35	5,730	5,963
[20]	New Caney TX Independent School District GO	5.000%	2/15/34	1,315	1,486
[20]	New Caney TX Independent School District GO PUT	4.000%	8/15/27	500	508
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/30	60	60
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Bella Vida Forefront Living Project)	4.625%	10/1/30	65	65
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Bella Vida Forefront Living Project)	6.250%	10/1/45	755	756
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Windhaven Project)	4.500%	10/1/26	185	185
[5]	New Hope TX Cultural Education Facilities Finance Corp. Senior Living Revenue (Superior Living Foundation Project)	5.750%	7/1/35	1,000	975
[5]	New Hope TX Cultural Education Facilities Finance Corp. Senior Living Revenue (Superior Living Foundation Project)	6.250%	7/1/45	1,000	971
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/25	240	240
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,415
[10]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/35	750	685
[10]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/36	585	526
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,517
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/27	6,335	6,647
[7]	North Texas Tollway Authority Revenue	0.000%	1/1/30	1,000	841
[7]	North Texas Tollway Authority Revenue	0.000%	1/1/31	1,000	808
[7]	North Texas Tollway Authority Revenue	0.000%	1/1/32	3,055	2,370

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	North Texas Tollway Authority Revenue	0.000%	1/1/33	1,000	744
	North Texas Tollway Authority Revenue	5.000%	1/1/33	1,290	1,432
[7]	North Texas Tollway Authority Revenue	0.000%	1/1/34	1,500	1,069
	North Texas Tollway Authority Revenue	5.000%	1/1/34	1,125	1,264
	North Texas Tollway Authority Revenue	5.000%	1/1/34	1,290	1,437
[7]	North Texas Tollway Authority Revenue	0.000%	1/1/35	1,500	1,021
[7]	North Texas Tollway Authority Revenue	0.000%	1/1/36	1,000	651
	North Texas Tollway Authority Revenue	3.000%	1/1/38	1,860	1,629
	North Texas Tollway Authority Revenue	5.250%	1/1/42	1,110	1,204
	North Texas Tollway Authority Revenue	5.000%	1/1/43	1,625	1,655
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	1,000	1,016
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	1,075	1,115
[7]	North Texas Tollway Authority System Revenue	0.000%	1/1/28	1,000	910
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,200	1,332
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,006
[6]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,487
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,020
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,247
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,035
	North Texas Tollway Authority System Revenue	5.000%	1/1/39	1,000	1,066
	North Texas Tollway Authority System Revenue	4.125%	1/1/40	1,000	983
	North Texas Tollway Authority System Revenue	5.000%	1/1/40	1,000	1,062
	North Texas Tollway Authority System Revenue	5.000%	1/1/41	1,000	1,064
	North Texas Tollway Authority System Revenue Prere.	0.000%	9/1/31	1,250	636
[20]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,308
[20]	Northside TX Independent School District GO	5.000%	8/15/41	1,575	1,684
[20]	Northside TX Independent School District GO PUT	0.700%	6/1/25	1,000	995
[20]	Northside TX Independent School District GO PUT	3.000%	8/1/26	2,845	2,833
[20]	Northside TX Independent School District GO PUT	2.000%	6/1/27	2,000	1,934
[20]	Northwest Independent School District Texas GO	5.000%	2/15/41	1,200	1,271
[20]	Northwest Independent School District Texas GO	4.000%	2/15/43	1,450	1,381
	Odessa TX Combination Tax GO	3.000%	3/1/38	1,255	1,087
[20]	Pasadena Independent School District GO	5.000%	2/15/42	1,000	1,059
	Pearland TX GO	4.000%	3/1/32	1,095	1,102
	Pearland TX GO	4.000%	3/1/33	910	914
[10]	Pearland TX GO	5.000%	9/1/33	510	569
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	242
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	341
	Pflugerville TX Combination Tax GO	4.000%	8/1/40	1,280	1,243
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,251
	Plano TX GO	5.000%	9/1/26	1,185	1,221
	Plano TX GO	5.000%	9/1/28	1,305	1,393
	Plano TX GO	3.200%	9/1/34	1,410	1,346
[20]	Plano TX Independent School District GO	5.000%	2/15/31	4,495	4,954
[20]	Plano TX Independent School District GO	4.000%	2/15/34	5,620	5,629
[20]	Plano TX Independent School District GO	5.000%	2/15/41	500	539
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/28	1,350	1,440
	Port Authority of Houston of Harris County Texas Revenue	5.000%	10/1/42	1,000	1,048
[20]	Prosper TX Independent School District GO	3.000%	2/15/40	3,940	3,297
[20]	Rankin TX Independent School District GO	5.000%	2/15/33	865	889
[20]	Richardson Independent School District GO	5.000%	2/15/36	1,590	1,739
[20]	Richardson Independent School District GO	5.000%	2/15/37	1,850	2,013
[20]	Richardson Independent School District GO	5.000%	2/15/39	4,500	4,846
	Richardson TX GO	4.000%	2/15/42	1,860	1,769
	San Angelo TX Combination Tax Ltd. Surplus GO	4.000%	2/15/42	2,000	1,865
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/30	535	527
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,500	2,716
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/31	255	247
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/32	1,000	1,107
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,259
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/35	1,125	1,194
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,020
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/39	1,000	1,080
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/41	1,000	1,063
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/42	1,250	1,325
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/43	1,000	951
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/43	1,265	1,336
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/44	1,120	1,175
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/46	1,500	1,547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/26	150	144
	San Antonio TX Electric & Gas Systems Revenue PUT	3.650%	12/1/26	1,000	1,001
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/27	1,000	947
	San Antonio TX Housing Trust Public Facility Corp. Revenue (Sageland Flats Apartments)	4.550%	3/1/43	1,000	979
[20]	San Antonio TX Independent School District GO	5.000%	8/1/25	1,130	1,138
[20]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,304
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/35	3,000	3,247
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/37	3,000	3,216
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/34	2,305	2,106
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,025
	San Antonio TX Water Revenue	5.000%	5/15/36	750	831
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	1,716
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,484
[20]	Sanger TX Independent School District Unlimited Tax Building Bonds GO	5.000%	8/15/37	1,755	1,891
[20]	Sherman TX Independent School District GO	5.000%	2/15/28	270	286
	Smith County TX GO	5.000%	8/15/43	3,000	3,133
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,352
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	5.000%	10/1/36	1,250	1,379
[20]	Southwest TX Independent School District GO	3.000%	2/1/36	1,250	1,117
[20]	Spring TX Independent School District GO	5.000%	2/1/28	1,690	1,791
[20]	Spring TX Independent School District GO	4.000%	2/1/43	3,070	2,943
	Sugar Land TX GO	5.000%	2/15/26	510	519
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	11/15/30	2,265	2,444
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/44	1,020	1,075
[3]	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas) VRDO	3.600%	4/1/25	4,200	4,200
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	7/1/32	2,180	2,348
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/29	1,000	1,070
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health)	5.000%	7/1/32	3,000	3,280
[3,5]	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (Christus Health) TOB VRDO	3.670%	4/1/25	3,100	3,100
	Tarrant County TX GO	5.000%	7/15/33	600	659
	Tarrant County TX GO	4.000%	7/15/41	1,000	971
	Tarrant County TX Housing Finance Corp. Revenue (Meridian Apartments)	4.600%	3/1/43	1,000	985
	Tarrant County TX Housing Finance Corp. Revenue (Meridian Apartments) PUT	5.000%	9/1/27	110	114
	Texas A & M University Permanent Fund Revenue	5.000%	7/1/26	2,680	2,754
	Texas Department of Housing & Community Affairs Residential Mortgage Revenue	5.750%	1/1/53	905	969
	Texas Department of Housing & Community Affairs Revenue	5.500%	9/1/52	940	995
	Texas GO	5.000%	10/1/36	1,225	1,232
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	6.250%	12/15/26	60	62
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/28	2,475	2,571
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/29	4,235	4,417
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/30	960	1,003
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/31	1,390	1,456
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue	5.500%	1/1/34	1,895	2,083
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/30	10,670	11,308
	Texas Municipal Gas Acquisition & Supply Corp. IV Revenue PUT	5.500%	1/1/34	5,125	5,624
	Texas Municipal Gas Acquisition & Supply Corp. V Revenue PUT	5.000%	1/1/34	5,245	5,574
[6]	Texas Municipal Power Agency Revenue	3.000%	9/1/31	950	916
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	3,185	3,208
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,160	2,171
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,045	1,022
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	1,878
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/38	1,200	1,147
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/38	1,000	951
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	1,000	1,057
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	2,000	2,091
[10]	Texas Public Finance Authority Revenue	5.250%	5/1/37	500	534
[12]	Texas State Turnpike Authority Central System Revenue	0.000%	8/15/28	1,800	1,598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	1,672
	Texas State Water Financial Assistance GO	5.000%	8/1/29	3,695	3,869
	Texas Transportation Commission GO	5.000%	4/1/29	2,430	2,621
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,514
	Texas Transportation Commission GO	5.000%	10/1/31	675	751
	Texas Transportation Commission GO	5.000%	10/1/32	1,110	1,245
	Texas Transportation Commission GO	5.000%	10/1/36	4,900	5,065
	Texas Transportation Commission GO	5.000%	4/1/40	1,000	1,086
	Texas Transportation Commission GO	5.000%	4/1/41	1,120	1,208
	Texas Transportation Commission GO	5.000%	10/1/42	1,290	1,392
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,575	1,522
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	1,772
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	1,490	1,657
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	2,165	2,412
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/35	2,000	2,215
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/35	3,470	3,834
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/36	2,000	2,196
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/39	1,400	1,461
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/39	1,000	1,072
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/40	1,000	1,068
	Texas Transportation Commission Turnpike System Revenue PUT	5.000%	8/15/30	1,095	1,156
	Texas Water Development Board Revenue	5.000%	10/15/28	1,500	1,608
	Texas Water Development Board Revenue	5.000%	10/15/31	5,795	5,855
	Texas Water Development Board Revenue	4.000%	10/15/32	1,125	1,142
	Texas Water Development Board Revenue	5.000%	10/15/33	2,210	2,482
	Texas Water Development Board Revenue	5.000%	8/1/34	3,000	3,191
	Texas Water Development Board Revenue	4.000%	10/15/34	1,305	1,319
	Texas Water Development Board Revenue	4.000%	10/15/35	2,895	2,909
	Texas Water Development Board Revenue	5.000%	10/15/35	1,350	1,514
	Texas Water Development Board Revenue	5.000%	8/1/38	5,000	5,116
	Texas Water Development Board Revenue	5.000%	10/15/40	1,270	1,385
	Texas Water Development Board Revenue	4.700%	10/15/41	2,000	2,075
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/32	2,070	2,184
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.000%	10/15/33	2,000	2,009
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/34	2,500	2,557
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.450%	10/15/36	2,250	2,347
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	3,045	2,610
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/43	3,535	3,617
	Tomball TX Combination Tax GO	4.500%	2/15/42	1,290	1,299
[20]	Tomball TX Independent School District Unlimited Tax Building Bonds GO	3.875%	2/15/43	1,000	938
	Travis County TX Housing Finance Corp. Multifamily Housing Revenue (Bluestein Boulevard Apartments) PUT	3.400%	7/1/28	1,000	1,000
	Trinity River Authority of Texas Denton Creek Regional Wastewater Treatment System Revenue	5.000%	2/1/27	2,645	2,745
	Trinity River Authority of Texas Red Oak Creek System Revenue	4.000%	2/1/30	1,635	1,684
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,027
	Trinity River Authority of Texas Regional Wastewater System Revenue	4.000%	8/1/32	250	259
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,288
	Trinity River Authority Revenue (Tarrant County Water Project)	5.000%	2/1/37	625	678
	Tyler TX Water & Sewer System Revenue	5.000%	9/1/29	1,190	1,284
	University of Houston Texas Revenue	3.000%	2/15/31	3,090	2,976
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	1,848
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	4,565
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,117
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,304
	University of Texas Financing System Bonds Revenue	2.000%	8/15/36	750	591
	University of Texas Financing System Bonds Revenue	5.000%	8/15/40	2,625	2,960
	University of Texas Financing System Revenue	5.000%	8/15/32	770	867
	University of Texas Financing System Revenue	5.000%	8/15/34	1,000	1,066
	University of Texas Financing System Revenue	5.000%	8/15/35	2,650	3,029
	University of Texas Financing System Revenue	5.000%	8/15/38	490	540
	University of Texas Financing System Revenue	5.000%	3/15/39	1,205	1,306
	University of Texas Financing System Revenue	5.000%	8/15/39	880	960
	University of Texas Financing System Revenue	3.000%	8/15/41	950	773
	University of Texas Financing System Revenue	5.000%	3/15/42	1,500	1,593
	University of Texas Financing System Revenue	5.000%	3/15/44	1,000	1,053
	University of Texas Permanent University Fund Revenue	5.000%	7/1/34	1,295	1,475
[8]	University of Texas Permanent University Fund Revenue	5.000%	7/1/37	1,260	1,435
[8]	University of Texas Permanent University Fund Revenue	5.000%	7/1/38	1,315	1,495
[8]	University of Texas Permanent University Fund Revenue	5.000%	7/1/39	1,125	1,279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waco TX Combination Tax GO	5.000%	2/1/32	825	914
	Waco TX Combination Tax GO	5.000%	2/1/33	1,000	1,117
	Waco TX Combination Tax GO	5.000%	2/1/43	2,000	2,128
[20]	Waco TX Independent School District GO	4.000%	8/15/42	915	867
[20]	Waxahachie TX Independent School District GO	5.000%	2/15/33	1,000	1,123
[20]	Weslaco TX Independent School District GO	5.000%	2/15/41	1,000	1,077
[10]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,291
[10]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	272
[20]	Whitehouse TX Independent School District GO	5.000%	2/15/42	1,250	1,270
	Williamson County TX GO	5.000%	2/15/28	2,000	2,119
	Williamson County TX GO	4.000%	2/15/43	2,820	2,672
[20]	Wylie TX Independent School District GO	5.000%	2/15/26	200	204
					758,767
Utah (0.4%)
	Central Utah Water Conservancy District GO	5.000%	4/1/28	6,050	6,433
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,011
	Duchesne School District UT Municipal Building Authority Lease Revenue	5.000%	6/1/37	1,400	1,455
	Granite UT School District Salt Lake County GO	5.000%	6/1/28	2,490	2,601
	Intermountain UT Power Agency Supply Revenue	4.000%	7/1/36	2,310	2,293
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/38	2,000	2,115
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/40	2,000	2,115
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/41	1,105	1,155
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/42	2,500	2,609
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	759
	Jordan Valley UT Water Conservancy District Revenue	5.000%	10/1/42	800	847
[5]	Mida Mountain Village Public Infrastructure District UT Tax Allocation Revenue	5.500%	6/15/39	500	510
	Nebo UT School District GO	5.000%	7/1/28	5,000	5,332
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	783
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	885
	Utah Housing Corp. Single Family Mortgage Revenue	6.000%	7/1/54	1,050	1,151
	Utah Housing Corp. Single Family Mortgage Revenue	6.500%	7/1/55	1,000	1,113
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,043
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/39	2,190	2,424
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/40	2,185	2,392
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/41	1,000	1,080
[6]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/34	125	128
[5,8]	Wakara Ridge Public Infrastructure District UT Special Assessment Bonds	5.625%	12/1/54	255	256
					40,490
Vermont (0.1%)
	University of Vermont & State Agricultural College Revenue	5.000%	10/1/38	1,000	1,117
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/28	1,010	1,027
	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/33	1,000	969
	Vermont GO	4.000%	8/15/42	1,000	983
	Vermont Municipal Bond Bank Revenue	4.000%	12/1/42	2,260	2,169
					6,265
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/25	45	45
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/26	115	117
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/27	385	397
					559
Virginia (0.6%)
	Arlington County Industrial Development Authority Hospital Facilities Revenue PUT	5.000%	7/1/31	1,000	1,070
	Arlington County Industrial Development Authority Multifamily Housing Revenue	5.000%	1/1/26	3,220	3,268
	Arlington County VA GO	4.000%	8/1/39	1,195	1,202
	Chesapeake VA Redevelopment & Housing Authority Multifamily Revenue (Forest Cove I Project) PUT	4.500%	7/1/40	1,000	990
[5]	Cutalong II Community Development Authority VA Special Assessment (Cutalong II Project)	4.000%	3/1/32	817	756
	Danville VA GO	4.000%	9/1/27	1,540	1,585
	Fairfax County Industrial Development Authority Health Care Revenue	5.000%	5/15/32	1,500	1,667
	Fairfax County VA GO	4.000%	10/1/40	2,665	2,630
	Halifax County VA Industrial Development Authority Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/27	1,000	1,011
	Hampton Roads Sanitation District VA Wastewater Revenue	5.000%	7/1/41	1,000	1,082
	Hampton Roads Sanitation District VA Wastewater Revenue	5.000%	7/1/44	1,070	1,140
	Hampton Roads VA Transportation Accountability Commission Revenue	5.000%	7/1/27	2,000	2,096
[5]	Hanover County VA Economic Development Authority Revenue (Covenant Woods)	4.000%	7/1/30	260	255
[6]	Isle of Wight County VA Economic Development Authority Health System Revenue	5.000%	7/1/37	500	543
	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/35	225	214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mosaic VA District Community Development Authority Revenue	4.000%	3/1/33	750	764
	Norfolk VA Economic Development Authority Hospital Facilities Revenue (Sentara Healthcare) PUT	5.000%	11/1/28	2,425	2,567
	Norfolk VA Redevelopment & Housing Authority Multifamily Housing Revenue PUT	5.000%	5/1/26	1,500	1,528
	Richmond VA Public Utility Revenue Prere.	5.000%	1/15/26	1,000	1,017
	Richmond VA Redevelopment & Housing Authority Multifamily Tax-Exempt Mortgage Backed Revenue	4.500%	5/1/40	995	986
[3]	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic) VRDO	3.550%	4/1/25	5,600	5,600
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	613
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.750%	9/1/30	1,000	1,023
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	432
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	5,000	5,095
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,370
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/36	1,000	900
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	1,000	1,060
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/31	4,710	4,728
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,143
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,441
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/33	5,000	5,036
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,285
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	1,758
	Virginia Port Authority Commonwealth Port Fund Revenue	5.000%	7/1/43	1,000	1,064
	Virginia Public Building Authority Revenue	5.000%	11/1/31	95	95
	Virginia Public Building Authority Revenue	5.000%	8/1/41	1,755	1,903
	Virginia Small Business Financing Authority Residential Care Facilities Revenue	4.000%	12/1/31	500	495
	Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co. Project) PUT	0.750%	9/2/25	575	565
	York County VA Economic Development Authority Pollution Control Revenue PUT	3.650%	10/1/27	385	389
					63,366
Washington (1.8%)
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	823
	Chelan County WA Public Utility District No. 1 Consolidated System Revenue	4.000%	7/1/37	1,000	1,003
	Energy Northwest Washington Electric Revenue	5.000%	7/1/25	2,500	2,513
	Energy Northwest Washington Electric Revenue	5.000%	7/1/27	2,000	2,097
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,230
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/38	5,895	6,260
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	4.000%	7/1/42	1,640	1,546
	Franklin County WA Pasco School District No. 1 GO	4.000%	12/1/27	1,000	1,031
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/41	2,605	2,725
	Highline WA King County School District No. 401 GO	5.000%	12/1/37	1,250	1,365
	King & Pierce Counties WA Wash School District No. 408 Auburn Unlimited Tax GO	3.000%	12/1/38	1,230	1,074
	King & Snohomish Counties WA School District No. 417 Northshore Unlimited Tax GO	5.000%	12/1/26	1,815	1,881
	King & Snohomish Counties WA School District No. 417 Northshore Unlimited Tax GO	5.000%	12/1/42	1,210	1,286
	King County WA GO	4.000%	12/1/32	1,500	1,507
	King County WA GO	4.000%	12/1/34	2,150	2,153
	King County WA Housing Authority Revenue	5.000%	1/1/28	1,025	1,037
	King County WA Housing Authority Revenue	4.500%	1/1/40	1,000	1,001
	King County WA Housing Authority Revenue	3.000%	6/1/40	1,500	1,194
	King County WA School District No. 401 Highline Unlimited Tax GO	5.000%	12/1/42	1,000	1,082
	King County WA School District No. 403 Renton GO	4.000%	12/1/40	1,000	987
	King County WA School District No. 412 Shoreline Unlimited Tax GO	4.000%	12/1/39	1,000	996
	King County WA Sewer Revenue	5.000%	1/1/43	1,000	1,069
[7]	Klickitat County WA Public Utility District No. 1 Electric System Revenue	5.000%	12/1/26	500	516
	Pierce County WA Fire Protection District No. 5 GO	4.000%	12/1/41	3,275	3,181
	Pierce County WA Puyallup School District No. 3 GO	5.000%	12/1/33	2,600	2,695
	Pierce County WA School District No. 3 Puyallup Unlimited Tax GO	5.000%	12/1/36	1,325	1,367
	Pierce County WA School District No. 403 Bethel Unlimited Tax GO	5.000%	12/1/43	1,650	1,766
	Port Seattle WA Intermediate Lien Revenue	5.000%	3/1/32	1,125	1,245
	Seattle WA Ltd. Tax GO	5.000%	11/1/27	2,180	2,303
	Seattle WA Water System Improvement Revenue	4.000%	8/1/32	3,020	3,052
	Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,003
	Snoqualmie Valley WA King County School District No. 410 GO	5.000%	12/1/33	3,150	3,158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Washington Revenue PUT	4.000%	8/1/27	945	960
	Vancouver WA Housing Authority Revenue (Navalia & Alena Projects)	4.000%	8/1/34	1,000	988
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/26	5,000	5,080
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/27	1,000	1,047
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/37	4,045	4,491
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/39	2,400	2,632
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/40	2,630	2,758
	Washington GO	5.000%	8/1/27	2,745	2,883
	Washington GO	4.000%	7/1/28	5,000	5,169
	Washington GO	5.000%	8/1/34	1,750	1,759
	Washington GO	5.000%	2/1/35	5,000	5,147
	Washington GO	5.000%	8/1/35	1,000	1,036
	Washington GO	5.000%	2/1/36	5,000	5,140
	Washington GO	5.000%	8/1/36	2,150	2,246
	Washington GO	5.000%	8/1/38	2,070	2,151
	Washington GO	5.000%	2/1/39	2,000	2,091
	Washington GO	5.000%	8/1/42	5,015	5,313
	Washington GO	5.000%	2/1/43	2,955	3,164
	Washington GO	5.000%	8/1/43	2,000	2,054
	Washington GO	5.000%	8/1/43	1,460	1,521
	Washington GO	5.000%	8/1/44	5,000	5,315
	Washington GO	5.000%	2/1/45	5,000	5,280
	Washington GO	5.000%	8/1/46	5,000	5,275
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	1,765
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	1,853
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,030
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	3,000	3,010
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/41	1,000	921
	Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	880
	Washington Health Care Facilities Authority Revenue (Providence St. Joseph Health)	5.000%	10/1/33	6,985	7,202
	Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	4.000%	9/1/45	1,935	1,782
	Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	967
	Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	4.000%	10/1/34	725	680
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/30	925	926
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/31	5,025	5,025
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/34	290	262
	Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	5.000%	7/1/37	855	897
	Washington State Health Care Facilities Authority Revenue PUT	4.000%	10/1/30	5,000	5,073
	Washington State Housing Finance Commission Multifamily Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/27	500	516
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.500%	12/20/35	5,830	5,358
	Washington State Housing Finance Commission Municipal Certificates Revenue	3.375%	4/20/37	1,976	1,737
	Washington State Housing Finance Commission Municipal Certificates Revenue	4.084%	3/20/40	1,745	1,621
[5]	Washington State Housing Finance Commission Nonprofit Revenue	5.125%	7/1/33	740	784
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.000%	7/1/33	2,545	2,733
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.000%	7/1/38	2,015	2,141
	Washington State Housing Finance Commission Nonprofit Revenue (Radford & Nordheim Court)	5.500%	7/1/44	2,000	2,140
	Washington State Motor Vehicle Fuel Tax Related Fees GO	5.000%	7/1/28	1,580	1,687
	Washington State University Revenue	5.000%	4/1/33	1,110	1,240
					181,876
West Virginia (0.2%)
	West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,170	1,210
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,542
	West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue (Amos Project) PUT	3.375%	6/15/28	500	496
	West Virginia GO	5.000%	12/1/35	1,000	1,040
	West Virginia GO	5.000%	6/1/36	1,000	1,039
	West Virginia GO	5.000%	6/1/38	2,500	2,610
	West Virginia GO	5.000%	12/1/43	3,920	4,042
	West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,342
	West Virginia Hospital Finance Authority Hospital Revenue	5.000%	6/1/39	1,300	1,382
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	865	898
	West Virginia Hospital Finance Authority Revenue	5.000%	1/1/34	1,180	1,210
	West Virginia Hospital Finance Authority Revenue	5.000%	1/1/36	1,000	1,021
	West Virginia Hospital Finance Authority Revenue	5.750%	9/1/43	1,000	1,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	845	886
					19,787
Wisconsin (1.0%)
	Central Brown County Water Authority System Revenue	5.000%	11/1/27	2,000	2,101
	Madison WI GO	4.000%	10/1/26	1,500	1,529
	Milwaukee WI GO	5.000%	4/1/26	1,935	1,971
[10]	Milwaukee WI GO	5.000%	4/1/27	1,000	1,037
	New Richmond WI School District GO	5.000%	4/1/32	325	357
	Oshkosh WI GO	4.250%	6/1/41	1,000	993
	Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/35	300	304
	Public Finance Authority Health Care System Revenue (Cone Health)	5.000%	10/1/28	1,000	1,063
	Public Finance Authority Revenue PUT	4.000%	7/1/26	1,885	1,885
	Public Finance Authority Revenue (Aggie Apartment)	5.000%	6/1/39	200	204
[5]	Public Finance Authority Revenue (Anticipation Improvement & Refunding Bonds)	5.000%	12/15/36	1,200	1,202
[5]	Public Finance Authority Revenue (Canyon Campus Project)	4.000%	7/15/39	155	143
[5]	Public Finance Authority Revenue (Charter School Project)	4.750%	7/1/45	250	233
[5]	Public Finance Authority Revenue (Clover Garden School)	5.000%	6/15/32	360	359
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	1,000	1,000
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	1,160	1,153
[10]	Public Finance Authority Revenue (Eastern Michigan University Student Housing Project)	5.250%	7/1/34	1,000	1,105
[5]	Public Finance Authority Revenue (Inperium Project)	5.500%	12/1/44	500	500
	Public Finance Authority Revenue (Kahala NUI Project)	5.000%	11/15/35	325	350
	Public Finance Authority Revenue (Kahala NUI Project)	5.000%	11/15/42	750	780
	Public Finance Authority Revenue (St. Joseph Health) Prere.	4.000%	10/1/30	930	971
	Public Finance Authority Revenue (St. Joseph Health) PUT	4.000%	10/1/30	1,415	1,436
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/34	650	680
	Public Finance Authority Student Housing Revenue (KSU Bixby Real Estate Foundation LLC Project)	5.000%	6/15/36	425	451
	Public Finance Authority WI Educational Facilities Revenue (Lenoir-Rhyne University)	5.000%	4/1/33	1,405	1,456
[5]	Public Finance Authority WI Tax Increment Revenue (Miami Worldcenter Project)	5.000%	6/1/41	1,000	1,017
	Public Finance Authority WI Tax-Exempt Revenue PUT	4.000%	2/1/27	2,600	2,587
[10]	Racine WI Unified School District GO	5.000%	4/1/39	1,600	1,707
	Sheboygan WI Area School District GO	3.000%	3/1/41	1,000	832
[7]	Sparta WI Area School District GO	3.000%	3/1/41	800	658
	University of Wisconsin Hospitals & Clinics Authority Revenue PUT	5.000%	10/1/31	500	544
	Waunakee WI Community School District GO	3.250%	4/1/28	4,000	3,963
[6]	Wisconsin Center District Tax Revenue	0.000%	12/15/34	1,250	822
[6]	Wisconsin Center District Tax Revenue	0.000%	12/15/39	1,250	627
	Wisconsin GO	5.000%	5/1/26	1,945	1,994
	Wisconsin GO	5.000%	5/1/27	1,205	1,261
	Wisconsin GO	5.000%	5/1/36	5,000	5,575
	Wisconsin GO	5.000%	5/1/36	1,300	1,474
[5]	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	2/15/26	1,000	1,000
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	11/15/35	5,000	5,061
	Wisconsin Health & Educational Facilities Authority Revenue	4.000%	4/1/38	2,245	2,179
	Wisconsin Health & Educational Facilities Authority Revenue	5.250%	8/15/39	1,415	1,490
	Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	6/22/29	1,000	1,066
	Wisconsin Health & Educational Facilities Authority Revenue PUT	5.000%	10/3/34	1,250	1,354
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	6/24/26	1,100	1,122
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health & Hospitals Corp.) PUT	5.000%	7/29/26	1,005	1,027
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,093
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,522
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,291
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/25	1,670	1,672
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/38	1,410	1,468
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/37	600	641
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/41	1,875	1,959
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,015
[3]	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.) VRDO	3.750%	4/1/25	13,590	13,590
	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Thedacare Health Inc.)	5.000%	4/1/42	1,000	1,064
	Wisconsin Health & Educational Facilities Authority Revenue (MarshField Clinic Health System)	5.000%	2/15/32	1,000	1,069
	Wisconsin Health & Educational Facilities Authority Revenue (Oakwood Lutheran Senior Ministries)	4.000%	1/1/29	775	769

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,538
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	4.050%	9/1/39	1,450	1,413
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	6.000%	3/1/55	995	1,075
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue	6.000%	3/1/55	500	544
	Wisconsin Housing & Economic Development Authority Housing Revenue PUT	3.750%	11/1/26	1,290	1,291
	Wisconsin Housing & Economic Development Authority Multifamily Revenue PUT	5.000%	8/1/26	1,000	1,023
	Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	753
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,103
	Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	960
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/34	390	382
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/35	285	278
	Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/36	435	423
					99,559
Wyoming (0.0%)
	Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/29	130	132
	Wyoming Community Development Authority Housing Revenue	5.750%	6/1/53	180	190
[10]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/27	1,000	1,039
					1,361
Total Tax-Exempt Municipal Bonds (Cost $5,528,917)					5,432,564
Total Investments (99.7%) (Cost $6,757,732)					10,104,209
Other Assets and Liabilities—Net (0.3%)					33,174
Net Assets (100%)					10,137,383
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Security value determined using significant unobservable inputs.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $161,838, representing 1.6% of net assets.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2025.
9	Non-income-producing security—security in default.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
18	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
19	Step bond.
20	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	523	147,832	(975)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,671,645	—	—	4,671,645
Tax-Exempt Municipal Bonds	—	5,432,564	—	5,432,564
Total	4,671,645	5,432,564	—	10,104,209

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(975)	—	—	(975)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.